USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (1.2%)
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	$630	$635
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	137	142
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	125	128
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 6/15/23 @ 100 (a)	143	144
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 7/15/23 @ 100 (a)	73	73
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	110	113
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	97	98
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	55	56
Navient Student Loan Trust, Series 2015-2, Class B, 1.58% (LIBOR01M+150bps), 8/25/50, Callable 10/25/29 @ 100 (b)	200	200
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/21 @ 100 (a)	65	67
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/24 @ 100 (a)	107	109
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/21 @ 100 (a)	373	375
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	151	152
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	358	362
Total Asset-Backed Securities (Cost $2,609)		2,654

Collateralized Mortgage Obligations (0.7%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	155	22
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	26	26
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	143	148
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.60% (LIBOR01M+250bps), 10/7/21 (a)(b)	320	320
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	143	152
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57, Callable 5/15/29 @ 100	215	231
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	3	3
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.03%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	2,056	146
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	500	518
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	77	82
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.20%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	2,088	7
Total Collateralized Mortgage Obligations (Cost $1,784)		1,655

Common Stocks (14.6%)
Communication Services (1.3%):
Alphabet, Inc. Class C (e)	415	1,207

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AT&T, Inc.	7,189	$197
Comcast Corp. Class A	7,483	454
Facebook, Inc. Class A (e)	1,030	391
Match Group, Inc. (e)	1,087	149
Sirius XM Holdings, Inc. (f)	23,279	146
Snap, Inc. Class A (e)	2,138	163
Verizon Communications, Inc.	3,791	209
		2,916
Consumer Discretionary (1.4%):
Aptiv PLC (e)	996	152
AutoZone, Inc. (e)	96	149
Best Buy Co., Inc.	1,334	155
eBay, Inc.	2,461	189
Ford Motor Co. (e)	23,661	308
Garmin Ltd.	937	163
General Motors Co. (e)	3,087	151
Lennar Corp. Class A	1,500	161
Lowe's Cos., Inc.	1,928	393
NIKE, Inc. Class B	1,196	197
O'Reilly Automotive, Inc. (e)	261	155
Roku, Inc. (e)	402	142
Starbucks Corp.	1,562	184
Target Corp. (g)	1,376	340
The Home Depot, Inc.	718	234
		3,073
Consumer Staples (1.0%):
Altria Group, Inc.	7,153	359
Archer-Daniels-Midland Co.	2,584	155
Colgate-Palmolive Co.	2,041	159
Costco Wholesale Corp.	894	407
PepsiCo, Inc.	1,321	207
Philip Morris International, Inc.	3,760	387
The Clorox Co.	903	152
The Estee Lauder Cos., Inc.	513	175
Tyson Foods, Inc. Class A	1,997	157
Walgreens Boots Alliance, Inc.	3,315	168
		2,326
Energy (0.4%):
Chevron Corp.	1,981	192
ConocoPhillips	5,990	333
EOG Resources, Inc.	2,229	150
Exxon Mobil Corp.	3,710	202
		877
Financials (2.0%):
AGNC Investment Corp.	462	7
Annaly Capital Management, Inc.	1,158	10
Aon PLC Class A	605	174
Berkshire Hathaway, Inc. Class B (e)	875	250
BlackRock, Inc.	204	192
Blackstone, Inc.	1,477	186
Capital One Financial Corp.	2,036	338
Citigroup, Inc.	2,618	188
First Republic Bank	778	155
MetLife, Inc.	5,287	328
Morgan Stanley	3,687	385
MSCI, Inc.	251	159

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc.	3,037	$322
Regions Financial Corp.	7,504	153
S&P Global, Inc.	393	174
SVB Financial Group (e)	527	295
T. Rowe Price Group, Inc.	728	163
The Allstate Corp.	1,165	158
The Goldman Sachs Group, Inc.	933	386
The Progressive Corp.	1,632	157
Wells Fargo & Co.	8,272	378
		4,558
Health Care (2.6%):
AbbVie, Inc.	1,766	213
Agilent Technologies, Inc.	1,026	180
Align Technology, Inc. (e)	235	167
Amgen, Inc.	1,582	357
Anthem, Inc.	458	172
Biogen, Inc. (e)	478	162
Bristol-Myers Squibb Co.	2,803	188
Cigna Corp.	793	168
CVS Health Corp.	2,163	187
Danaher Corp.	649	210
Eli Lilly & Co.	1,521	393
Gilead Sciences, Inc. (g)	2,474	180
HCA Healthcare, Inc.	667	169
IDEXX Laboratories, Inc. (e)	470	317
IQVIA Holdings, Inc. (e)	648	168
Johnson & Johnson (g)	3,063	530
Merck & Co., Inc.	5,206	397
Mettler-Toledo International, Inc. (e)	204	317
Pfizer, Inc.	4,694	216
Stryker Corp.	646	179
UnitedHealth Group, Inc.	1,817	756
Waters Corp. (e)	382	158
		5,784
Industrials (1.5%):
3M Co.	1,784	347
Carrier Global Corp.	2,856	165
Caterpillar, Inc.	848	179
CSX Corp.	5,179	169
Cummins, Inc.	680	161
Deere & Co.	477	180
Eaton Corp. PLC	1,012	170
Fastenal Co.	2,703	151
General Dynamics Corp.	818	164
Illinois Tool Works, Inc.	714	166
Johnson Controls International PLC	2,255	169
Lockheed Martin Corp.	940	338
Northrop Grumman Corp.	453	167
Otis Worldwide Corp.	1,714	158
PACCAR, Inc.	1,957	160
Rockwell Automation, Inc.	489	159
Trane Technologies PLC	832	165
W.W. Grainger, Inc.	339	147
		3,315
Information Technology (3.5%):
Accenture PLC Class A	617	208
Adobe, Inc. (e)	354	235

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Apple, Inc.	10,760	$1,634
Applied Materials, Inc.	2,570	347
Broadcom, Inc.	819	407
CDW Corp.	809	162
Cisco Systems, Inc.	7,563	446
Cognizant Technology Solutions Corp. Class A	2,185	167
EPAM Systems, Inc. (e)	258	163
Fortinet, Inc. (e)	529	167
HP, Inc.	15,938	474
Intel Corp.	3,801	205
International Business Machines Corp.	1,285	180
Intuit, Inc.	348	197
Mastercard, Inc. Class A	612	212
Micron Technology, Inc. (e)	2,142	158
Microsoft Corp. (g)	2,382	719
NVIDIA Corp.	1,375	308
NXP Semiconductors NV	762	164
Oracle Corp.	2,159	192
QUALCOMM, Inc.	2,588	380
TE Connectivity Ltd.	1,099	165
Texas Instruments, Inc.	2,014	385
VeriSign, Inc. (e)	697	151
VMware, Inc. Class A (e)(f)	968	144
		7,970
Materials (0.3%):
LyondellBasell Industries NV Class A	1,558	157
Nucor Corp.	1,454	171
PPG Industries, Inc.	934	149
The Sherwin-Williams Co.	541	164
		641
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	105	22
American Tower Corp.	367	107
AvalonBay Communities, Inc.	117	27
Boston Properties, Inc.	123	14
Camden Property Trust	80	12
CBRE Group, Inc. Class A (e)	277	27
Crown Castle International Corp.	365	71
Digital Realty Trust, Inc.	226	37
Duke Realty Corp.	308	16
Equinix, Inc.	74	62
Equity LifeStyle Properties, Inc.	145	12
Equity Residential	308	26
Essex Property Trust, Inc.	54	18
Extra Space Storage, Inc.	109	20
Healthpeak Properties, Inc.	441	16
Host Hotels & Resorts, Inc. (e)	570	9
Invitation Homes, Inc.	469	19
Iron Mountain, Inc.	241	12
Medical Properties Trust, Inc.	476	10
Mid-America Apartment Communities, Inc.	95	18
Omega Healthcare Investors, Inc.	190	6
Prologis, Inc.	615	83
Public Storage	133	43
Realty Income Corp.	290	21
Regency Centers Corp.	142	10
SBA Communications Corp.	92	33
Simon Property Group, Inc.	280	38

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Sun Communities, Inc.	83	$17
UDR, Inc.	245	13
Ventas, Inc.	311	17
VEREIT, Inc.	178	9
VICI Properties, Inc.	440	14
Vornado Realty Trust	133	6
Welltower, Inc.	346	30
Weyerhaeuser Co.	611	22
WP Carey, Inc.	145	11
		928
Utilities (0.2%):
Exelon Corp.	3,311	162
NRG Energy, Inc.	3,353	153
The AES Corp.	6,154	147
		462
Total Common Stocks (Cost $24,157)		32,850

Preferred Stocks (0.5%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	506

Financials (0.3%):
Delphi Financial Group, Inc., 3.31% (LIBOR03M+319bps), 5/15/37 (b)(h)	27,414	603

Total Preferred Stocks (Cost $1,191)		1,109

Corporate Bonds (8.5%)
Communication Services (0.2%):
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	$102	109
The Walt Disney Co., 2.20%, 1/13/28	94	98
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	257	288
		495
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	85	100
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	106	113
		213
Consumer Staples (0.8%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	358	441
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	62	64
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	332	349
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	56	72
The Coca-Cola Co., 2.00%, 3/5/31	500	510
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	350	368
		1,804
Energy (0.9%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	273	296
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	350	384
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	215	228
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 200 (g)	357	382

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	$89	$91
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	99	111
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	209	226
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	89	115
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	143	158
		1,991
Financials (3.0%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	337
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 200 (g)	350	353
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	184	194
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	110
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	209	208
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	222
Cullen/Frost Capital Trust II, 1.68% (LIBOR03M+155bps), 3/1/34, Callable 10/8/21 @ 100 (b)	1,000	970
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	106	131
First Maryland Capital I, 1.13% (LIBOR03M+100bps), 1/15/27, Callable 10/8/21 @ 100 (b)	100	97
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	184	204
HSB Group, Inc., 1.04% (LIBOR03M+91bps), 7/15/27, Callable 10/8/21 @ 100 (b)	550	502
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	124	129
KeyCorp, 2.25%, 4/6/27, MTN	215	224
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	140	153
Nationwide Mutual Insurance Co., 2.41% (LIBOR03M+229bps), 12/15/24, Callable 10/8/21 @ 100 (a)(b)	1,100	1,107
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	52	56
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	88	95
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	254
Texas Capital Bank NA, 5.25%, 1/31/26	143	155
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	43	48
Truist Bank, 0.79% (LIBOR03M+67bps), 5/15/27, Callable 10/8/21 @ 100 (b)	1,000	972
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	159	165
		6,686
Health Care (0.6%):
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 200 (g)	534	583
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	158	171
Duke University Health System, Inc., 2.60%, 6/1/30	105	109
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	358	450
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	52	54
		1,367
Industrials (1.0%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	215	226
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	106	113
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	47	48
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	232
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	248	257

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	$143	$150
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	141	155
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	358	384
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	212	275
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	349
		2,189
Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	300	318
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	161	172
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	47	49
		539
Materials (0.2%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	86	89
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	44	48
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	124	137
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	141	157
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 200 (g)	80	85
		516
Real Estate (0.6%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	211	220
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	93	100
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	250	258
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	52	56
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	44	46
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	358	378
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	173	181
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	36
		1,275
Utilities (0.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	251	266
Alabama Power Co., 3.85%, 12/1/42	215	252
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	71	78
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	215	250
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	158	170
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	161	183
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	158	168
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	211	244
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	357	387
		1,998
Total Corporate Bonds (Cost $17,890)		19,073

Yankee Dollars (1.0%)
Energy (0.0%):(i)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	123	130

Financials (0.5%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	101	115

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	$212	$224
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	215	233
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	248	251
Royal Bank of Canada, 1.60%, 4/17/23, MTN	248	253
		1,076
Industrials (0.2%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	300	316
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	95	103
		419
Materials (0.3%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	214	229
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	159	168
Teck Resources Ltd., 6.13%, 10/1/35	230	298
		695
Total Yankee Dollars (Cost $2,172)		2,320

U.S. Government Agency Mortgages (2.3%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46 - 4/1/48	1,668	1,776
3.00%, 10/1/46 - 3/1/47	3,112	3,290
		5,066
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	187	189
Total U.S. Government Agency Mortgages (Cost $5,020)		5,255

U.S. Treasury Obligations (10.4%)
U.S. Treasury Bonds
3.13%, 8/15/44	700	863
3.00%, 8/15/48 (g)	1,000	1,231
2.38%, 11/15/49	1,000	1,101
U.S. Treasury Notes
1.63%, 11/15/22	2,000	2,036
2.00%, 2/15/23	618	634
1.63%, 4/30/23	3,800	3,892
2.50%, 5/15/24	1,500	1,587
2.25%, 11/15/25	6,200	6,612
1.63%, 2/15/26	2,000	2,081
2.25%, 2/15/27	1,000	1,075
2.38%, 5/15/27 (g)	2,000	2,166
Total U.S. Treasury Obligations (Cost $21,806)		23,278

Commercial Paper (0.2%)
Northern Illinois Gas Co., 0.13%, 9/10/21 (j)	500	500
Total Commercial Paper (Cost $500)		500

Exchange-Traded Funds (42.0%)
First Trust TCW Securitized Plus ETF	211,502	5,503
Invesco DB Commodity Index Tracking Fund (e)	22,900	439
Invesco FTSE RAFI Developed Markets ex-US ETF	35,176	1,695
Invesco FTSE RAFI Emerging Markets ETF	86,305	2,001
iShares 7-10 Year Treasury Bond ETF	33,340	3,906
iShares Core MSCI Emerging Markets ETF	81,052	5,195
iShares Core S&P 500 ETF	16,469	7,472
iShares Core S&P Small-Cap ETF	2,622	295

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core US Aggregate Bond ETF	94,731	$10,994
iShares Core US REIT ETF (g)	7,907	492
iShares MSCI Canada ETF	41,799	1,561
iShares MSCI International Momentum Factor ETF	71,831	2,840
iShares MSCI International Quality Factor ETF	81,444	3,260
iShares Russell 2000 ETF (f)	1,241	280
JPMorgan BetaBuilders Canada ETF	8,551	555
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	5,201
Schwab Fundamental International Large Co. Index ETF	237,343	7,873
Schwab Fundamental International Small Co. Index ETF (f)	50,100	1,992
SPDR Bloomberg Barclays High Yield Bond ETF (f)(g)	5,106	562
SPDR Gold Shares (e)(f)	2,632	447
SPDR S&P Emerging Markets SmallCap ETF	7,496	455
U.S. Oil Fund LP (e)(f)	8,673	417
Vanguard FTSE All-World ex-US ETF	47,155	2,991
Vanguard FTSE Developed Markets ETF	142,714	7,487
Vanguard Mortgage-Backed Securities ETF	42,318	2,265
Vanguard Real Estate ETF (f)	20,872	2,266
Vanguard S&P 500 ETF (g)	6,480	2,690
Vanguard Short-Term Bond ETF	11,704	963
Vanguard Small-Cap Value ETF (g)	11,516	2,008
Vanguard Total Bond Market ETF	69,621	6,019
Vanguard Total Stock Market ETF (g)	12,846	2,995
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	291
Xtrackers USD High Yield Corporate Bond ETF (f)	28,050	1,132
Total Exchange-Traded Funds (Cost $78,131)		94,542

Affiliated Exchange-Traded Funds (17.5%)
VictoryShares USAA Core Intermediate-Term Bond ETF	668,000	36,133
VictoryShares USAA Core Short-Term Bond ETF	54,683	2,840
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	9,770	492
Total Affiliated Exchange-Traded Funds (Cost $39,399)		39,465

Collateral for Securities Loaned^ (2.6%)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03% (k)	2,511,802	2,512
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	3,259,002	3,259
Total Collateral for Securities Loaned (Cost $5,771)		5,771
Total Investments (Cost $200,430) — 101.5%		228,472
Liabilities in excess of other assets — (1.5)%		(3,275)
NET ASSETS - 100.00%		$225,197

At August 31, 2021, the Fund's investments in foreign securities were 20.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $7,039 (thousands) and amounted to 3.1% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2021.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 0.3% of net assets.
(i)	Amount represents less than 0.05% of net assets.

(j)	Rate represents the effective yield at August 31, 2021.
(k)	Rate disclosed is the daily yield on August 31, 2021.

bps—Basis points

ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	7	9/16/21	$1,370,244	$1,364,931	$(1,597)
Swiss Market Index Futures	18	9/17/21	2,368,979	2,439,908	113,107
					$111,510

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Futures	7	9/17/21	$346,668	$345,566	$1,364
FTSE 100 Index Futures	20	9/17/21	1,999,379	1,950,982	(3,393)
Russell 2000 E-Mini Index Futures	5	9/17/21	546,053	567,800	(21,747)
Tokyo Price Index Futures	17	9/9/21	2,997,183	3,036,045	(45,730)
					$(69,506)

Total unrealized appreciation	$114,471
Total unrealized depreciation	(72,467)
Total net unrealized appreciation (depreciation)	$42,004

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	8/31/2021	Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$24,121	$23,318	$(11,659)	$-	$-	$353	$36,133	$140
VictoryShares USAA Core Short-Term Bond ETF	2,838	-	-	-	-	2	2,840	11
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	503	-	-	-	-	(11)	492	11
	$27,462	$23,318	$(11,659)	$-	$-	$344	$39,465	$162

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.2%)
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	$71	$73
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	56	57
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 7/15/23 @ 100 (a)	38	38
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	50	51
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 6/15/23 @ 100 (a)	73	74
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	29	29
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	50	51
Navient Student Loan Trust, Series 2015-2, Class B, 1.58% (LIBOR01M+150bps), 8/25/50, Callable 10/25/29 @ 100 (b)	50	50
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/21 @ 100 (a)	28	29
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/24 @ 100 (a)	47	48
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	65	65
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	188	190
Total Asset-Backed Securities (Cost $741)		755

Collateralized Mortgage Obligations (0.1%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	39	6
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	7	7
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	75	77
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.60% (LIBOR01M+250bps), 10/7/21 (a)(b)	160	160
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	75	79
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57, Callable 5/15/29 @ 100	112	120
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	1	1
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.03%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	518	37
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	40	43
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.20%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	661	2
Total Collateralized Mortgage Obligations (Cost $561)		532

Common Stocks (33.6%)
Communication Services (2.7%):
Alphabet, Inc. Class C (e)	1,405	4,087
AMC Networks, Inc. Class A (e)	2,527	120
AT&T, Inc.	24,323	667
Cargurus, Inc. (e)	2,690	82
Comcast Corp. Class A	25,312	1,536
Facebook, Inc. Class A (e)	3,489	1,324
Gray Television, Inc.	4,874	111
Match Group, Inc. (e)	3,679	506
Sirius XM Holdings, Inc. (f)	78,749	494

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Snap, Inc. Class A (e)	7,232	$550
TechTarget, Inc. (e)	1,273	108
Telephone & Data Systems, Inc.	6,529	133
United States Cellular Corp. (e)	4,734	151
Verizon Communications, Inc.	12,823	705
World Wrestling Entertainment, Inc. Class A	2,439	127
Yelp, Inc. (e)	2,921	112
		10,813
Consumer Discretionary (3.3%):
Adtalem Global Education, Inc. (e)	3,365	124
Aptiv PLC (e)	3,273	498
AutoNation, Inc. (e)	1,172	128
AutoZone, Inc. (e)	326	505
Best Buy Co., Inc.	4,515	526
Big Lots, Inc.	1,353	66
Crocs, Inc. (e)	906	129
Deckers Outdoor Corp. (e)	270	113
Dick's Sporting Goods, Inc. (f)	1,105	156
eBay, Inc.	8,325	639
Foot Locker, Inc.	1,769	100
Ford Motor Co. (e)	78,738	1,026
Garmin Ltd.	3,170	553
General Motors Co. (e)	10,444	512
G-III Apparel Group Ltd. (e)	2,587	80
Graham Holdings Co. Class B	162	100
Group 1 Automotive, Inc.	798	132
Harley-Davidson, Inc.	2,283	90
KB Home	1,279	55
Kohl's Corp. (g)	1,931	111
Kontoor Brands, Inc.	1,253	68
Lennar Corp. Class A	5,075	545
Lowe's Cos., Inc.	6,523	1,330
MarineMax, Inc. (e)	1,709	83
Meritage Homes Corp. (e)	990	110
NIKE, Inc. Class B	4,045	666
O'Reilly Automotive, Inc. (e)	883	525
Perdoceo Education Corp. (e)	10,197	112
Qurate Retail, Inc. Class A	6,682	74
Roku, Inc. (e)	1,361	480
Sleep Number Corp. (e)	737	68
Smith & Wesson Brands, Inc.	3,139	76
Sonic Automotive, Inc. Class A	2,326	117
Sonos, Inc. (e)	2,580	102
Starbucks Corp.	5,285	621
Target Corp. (g)	4,654	1,149
Taylor Morrison Home Corp. (e)	3,153	89
The Home Depot, Inc.	2,428	792
Toll Brothers, Inc.	1,552	99
Tri Pointe Homes, Inc. (e)	5,242	125
Williams-Sonoma, Inc.	653	122
Wingstop, Inc.	504	87
YETI Holdings, Inc. (e)	1,288	128
		13,211
Consumer Staples (2.3%):
Altria Group, Inc.	24,194	1,215
Archer-Daniels-Midland Co.	8,742	525
Colgate-Palmolive Co.	6,908	538
Costco Wholesale Corp.	3,025	1,378
Flowers Foods, Inc.	2,681	65

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hostess Brands, Inc. (e)	3,730	$60
Ingles Markets, Inc. Class A	1,771	120
Medifast, Inc.	313	71
National Beverage Corp.	2,222	103
PepsiCo, Inc.	4,468	699
Philip Morris International, Inc.	12,721	1,310
SpartanNash Co.	7,376	159
Sprouts Farmers Market, Inc. (e)	8,960	223
The Clorox Co.	3,057	514
The Estee Lauder Cos., Inc.	1,736	591
Tyson Foods, Inc. Class A	6,758	531
Vector Group Ltd.	8,794	132
Walgreens Boots Alliance, Inc.	11,217	569
WD-40 Co.	275	66
Weis Markets, Inc. (g)	2,618	149
		9,018
Energy (1.0%):
Antero Resources Corp. (e)	7,736	106
Cactus, Inc. Class A	2,361	89
Chevron Corp.	6,703	649
ConocoPhillips	20,262	1,125
Continental Resources, Inc.	3,188	125
Dorian LPG Ltd. (e)	5,759	76
EOG Resources, Inc.	7,273	491
Exxon Mobil Corp.	12,550	684
HollyFrontier Corp.	3,158	102
Ovintiv, Inc.	4,390	120
ProPetro Holding Corp. (e)	8,526	66
Renewable Energy Group, Inc. (e)	1,189	58
Texas Pacific Land Corp.	71	96
World Fuel Services Corp. (g)	2,059	67
		3,854
Financials (4.6%):
AGNC Investment Corp.	1,563	25
American National Group, Inc.	1,023	197
Annaly Capital Management, Inc.	3,921	34
Aon PLC Class A	2,047	587
Artisan Partners Asset Management, Inc. Class A	1,024	53
Bank of Hawaii Corp.	1,151	96
Berkshire Hathaway, Inc. Class B (e)	2,961	846
BlackRock, Inc.	691	652
Blackstone, Inc.	4,996	628
Capital One Financial Corp.	6,894	1,144
Cathay General Bancorp	3,076	122
Citigroup, Inc.	8,857	637
Cohen & Steers, Inc.	1,254	110
Cowen, Inc. Class A	2,294	83
Cullen/Frost Bankers, Inc.	866	99
Enova International, Inc. (e)	4,748	157
Essent Group Ltd.	2,386	112
First Republic Bank	2,634	524
International Bancshares Corp.	4,425	185
Jefferies Financial Group, Inc.	4,389	162
Lakeland Financial Corp.	1,706	113
MetLife, Inc.	17,889	1,109
MGIC Investment Corp.	4,575	70
Morgan Stanley	12,473	1,303
Mr. Cooper Group, Inc. (e)	3,141	122
MSCI, Inc.	851	540

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NMI Holdings, Inc. Class A (e)	3,041	$69
OneMain Holdings, Inc.	1,642	95
Peoples Bancorp, Inc.	3,626	113
PJT Partners, Inc. Class A	1,109	88
Primerica, Inc.	480	73
Prudential Financial, Inc.	10,275	1,088
Radian Group, Inc.	7,677	181
Regions Financial Corp.	25,382	519
RLI Corp.	1,261	138
S&P Global, Inc.	1,332	591
ServisFirst Bancshares, Inc.	1,301	96
Starwood Property Trust, Inc.	3,503	90
SVB Financial Group (e)	1,783	998
Synovus Financial Corp.	1,400	60
T. Rowe Price Group, Inc.	2,465	552
The Allstate Corp.	3,941	533
The Goldman Sachs Group, Inc.	3,160	1,307
The Progressive Corp.	5,523	532
Unum Group	3,784	101
Webster Financial Corp.	1,219	62
Wells Fargo & Co.	27,977	1,279
		18,275
Health Care (5.8%):
AbbVie, Inc.	5,974	722
Agilent Technologies, Inc.	3,471	609
Align Technology, Inc. (e)	773	548
Amedisys, Inc. (e)	267	49
Amgen, Inc.	5,354	1,208
AMN Healthcare Services, Inc. (e)	1,185	135
Amneal Pharmaceuticals, Inc. (e)	12,698	72
ANI Pharmaceuticals, Inc. (e)	3,061	93
Anthem, Inc.	1,552	582
Biogen, Inc. (e)	1,618	548
Bristol-Myers Squibb Co.	9,487	634
Bruker Corp.	1,420	125
Chemed Corp.	264	126
Cigna Corp.	2,683	568
Collegium Pharmaceutical, Inc. (e)	4,535	93
Computer Programs and Systems, Inc. (e)	2,679	95
Corcept Therapeutics, Inc. (e)	5,122	109
CVS Health Corp.	7,317	632
Danaher Corp.	2,197	712
Eli Lilly & Co.	5,144	1,329
Emergent BioSolutions, Inc. (e)	1,606	101
Encompass Health Corp.	924	73
Exelixis, Inc. (e)	5,464	105
Fulgent Genetics, Inc. (e)	530	48
Gilead Sciences, Inc. (g)	8,377	610
HCA Healthcare, Inc.	2,257	571
Hill-Rom Holdings, Inc.	1,073	156
IDEXX Laboratories, Inc. (e)	1,593	1,073
Innoviva, Inc. (e)	8,268	126
IQVIA Holdings, Inc. (e)	2,196	570
Johnson & Johnson (g)	10,362	1,794
LHC Group, Inc. (e)	460	86
Ligand Pharmaceuticals, Inc. (e)	720	95
MEDNAX, Inc. (e)	3,011	97
Medpace Holdings, Inc. (e)	546	100
Merck & Co., Inc.	17,608	1,343
Mettler-Toledo International, Inc. (e)	691	1,073

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
National HealthCare Corp. (g)	1,774	$131
Owens & Minor, Inc.	3,424	128
Pfizer, Inc.	15,876	731
Phibro Animal Health Corp. Class A	3,673	89
Premier, Inc. Class A	2,131	79
Prestige Consumer Healthcare, Inc. (e)	2,286	131
Quidel Corp. (e)	954	123
Select Medical Holdings Corp.	3,774	131
SIGA Technologies, Inc. (e)	17,264	113
Stryker Corp.	2,187	606
Supernus Pharmaceuticals, Inc. (e)	2,764	76
Tenet Healthcare Corp. (e)	2,129	160
The Ensign Group, Inc.	1,280	105
United Therapeutics Corp. (e)	568	122
UnitedHealth Group, Inc.	6,148	2,559
Waters Corp. (e)	1,294	536
		22,830
Industrials (3.6%):
3M Co.	6,036	1,175
ACCO Brands Corp.	18,940	178
Allison Transmission Holdings, Inc.	2,317	86
American Woodmark Corp. (e)	2,297	162
ArcBest Corp.	1,564	104
Atkore, Inc. (e)	1,336	124
Carrier Global Corp.	9,663	557
Caterpillar, Inc.	2,869	605
Cimpress PLC (e)	630	60
Crane Co.	896	91
CSX Corp.	17,523	570
Cummins, Inc.	2,303	544
Deere & Co.	1,616	611
Eaton Corp. PLC	3,426	577
EMCOR Group, Inc.	1,337	162
Fastenal Co.	9,153	511
General Dynamics Corp.	2,767	554
GrafTech International Ltd.	7,447	82
Herman Miller, Inc.	2,055	86
Hillenbrand, Inc.	1,297	60
HNI Corp.	2,040	77
Illinois Tool Works, Inc.	2,416	563
Insperity, Inc.	1,008	111
Johnson Controls International PLC	7,628	571
Kelly Services, Inc. Class A	5,538	108
Kforce, Inc.	1,263	74
Landstar System, Inc.	669	112
Lockheed Martin Corp.	3,181	1,145
ManpowerGroup, Inc.	546	66
Masonite International Corp. (e)	713	85
Matson, Inc.	1,800	143
Meritor, Inc. (e)	6,809	162
MSC Industrial Direct Co., Inc.	917	77
Mueller Industries, Inc.	3,610	161
Northrop Grumman Corp.	1,534	564
Oshkosh Corp.	1,171	134
Otis Worldwide Corp.	5,798	535
PACCAR, Inc.	6,624	542
Rockwell Automation, Inc.	1,655	539
Rush Enterprises, Inc. Class A	2,652	117
SkyWest, Inc. (e)	1,912	89
Steelcase, Inc. Class A	6,952	98

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Timken Co.	1,296	$95
The Toro Co.	549	60
Trane Technologies PLC	2,817	559
TriNet Group, Inc. (e)	1,159	107
Triton International Ltd.	1,440	79
W.W. Grainger, Inc.	1,149	498
		14,370
Information Technology (7.7%):
Accenture PLC Class A	2,089	703
Adobe, Inc. (e)	1,198	795
Amkor Technology, Inc.	4,674	128
Apple, Inc.	36,396	5,526
Applied Materials, Inc.	8,695	1,175
Aspen Technology, Inc. (e)	647	84
Avid Technology, Inc. (e)	3,551	92
Badger Meter, Inc.	1,029	110
Broadcom, Inc.	2,775	1,380
CACI International, Inc. Class A (e)	366	94
CDW Corp.	2,741	550
Cisco Systems, Inc.	25,603	1,511
Cognizant Technology Solutions Corp. Class A	7,393	564
CSG Systems International, Inc.	3,602	174
Digital Turbine, Inc. (e)	1,386	81
Diodes, Inc. (e)	1,641	159
DXC Technology Co. (e)	3,240	119
Ebix, Inc.	2,813	81
EPAM Systems, Inc. (e)	875	554
EVERTEC, Inc.	2,999	139
Fortinet, Inc. (e)	1,790	564
HP, Inc.	53,928	1,604
Intel Corp.	12,861	695
International Business Machines Corp.	4,348	610
Intuit, Inc.	1,178	667
J2 Global, Inc. (e)	1,122	154
Jabil, Inc.	2,325	144
Kimball Electronics, Inc. (e)	4,420	107
Manhattan Associates, Inc. (e)	692	113
Mastercard, Inc. Class A	2,071	717
MAXIMUS, Inc.	1,473	128
Methode Electronics, Inc.	1,586	74
Micron Technology, Inc. (e)	7,249	534
Microsoft Corp. (g)	8,058	2,432
NCR Corp. (e)	3,060	130
NVIDIA Corp.	4,651	1,041
NXP Semiconductors NV	2,581	555
Oracle Corp.	7,305	651
Perficient, Inc. (e)	1,715	204
QUALCOMM, Inc.	8,755	1,284
Qualys, Inc. (e)	1,015	119
Sanmina Corp. (e)	3,545	140
SMART Global Holdings, Inc. (e)	2,223	108
SPS Commerce, Inc. (e)	1,172	159
Super Micro Computer, Inc. (e)	2,594	95
TE Connectivity Ltd.	3,721	559
Texas Instruments, Inc.	6,814	1,301
The Hackett Group, Inc.	4,379	86
TTEC Holdings, Inc.	1,040	110
VeriSign, Inc. (e)	2,358	510
Vishay Intertechnology, Inc.	5,421	119
VMware, Inc. Class A (e)(f)	3,277	488

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Xperi Holding Corp.	5,350	$114
		30,335
Materials (0.8%):
Berry Global Group, Inc. (e)	1,028	69
Boise Cascade Co.	3,860	223
Huntsman Corp.	3,673	97
Louisiana-Pacific Corp.	4,092	260
LyondellBasell Industries NV Class A	5,273	529
Minerals Technologies, Inc.	1,355	107
Nucor Corp.	4,920	578
PPG Industries, Inc.	3,162	505
Reliance Steel & Aluminum Co.	982	147
Silgan Holdings, Inc.	1,651	70
The Sherwin-Williams Co.	1,831	556
Tronox Holdings PLC Class A	6,637	140
		3,281
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	356	73
American Tower Corp.	1,243	363
AvalonBay Communities, Inc.	396	91
Boston Properties, Inc.	417	47
Brixmor Property Group, Inc.	4,117	97
Camden Property Trust	272	41
CBRE Group, Inc. Class A (e)	938	90
Cousins Properties, Inc.	2,340	90
Crown Castle International Corp.	1,235	240
CubeSmart	2,841	152
Digital Realty Trust, Inc.	766	126
Duke Realty Corp.	1,044	55
Equinix, Inc.	250	211
Equity LifeStyle Properties, Inc.	491	42
Equity Residential	1,044	88
Essex Property Trust, Inc.	182	60
Extra Space Storage, Inc.	369	69
Federal Realty Investment Trust	507	62
First Industrial Realty Trust, Inc.	2,487	139
Gaming and Leisure Properties, Inc.	2,346	116
Healthpeak Properties, Inc.	1,493	54
Host Hotels & Resorts, Inc. (e)	1,928	32
Invitation Homes, Inc.	1,589	65
Iron Mountain, Inc.	817	39
Jones Lang LaSalle, Inc. (e)	363	88
Kimco Realty Corp.	4,706	103
Lamar Advertising Co. Class A	782	89
LTC Properties, Inc.	2,974	103
Medical Properties Trust, Inc.	6,235	128
Mid-America Apartment Communities, Inc.	321	62
National Health Investors, Inc.	820	49
Omega Healthcare Investors, Inc.	642	22
PotlatchDeltic Corp.	1,317	68
Prologis, Inc.	2,081	280
Public Storage	449	145
Realty Income Corp.	981	71
Regency Centers Corp.	481	33
SBA Communications Corp.	313	112
Simon Property Group, Inc.	946	127
SITE Centers Corp.	5,263	85
Sun Communities, Inc.	280	56
Terreno Realty Corp.	1,861	124

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UDR, Inc.	831	$45
Ventas, Inc.	1,052	59
VEREIT, Inc.	603	30
VICI Properties, Inc.	1,491	46
Vornado Realty Trust	451	19
Welltower, Inc.	1,171	103
Weyerhaeuser Co.	2,068	74
WP Carey, Inc.	492	38
		4,601
Utilities (0.6%):
American States Water Co.	1,619	149
Exelon Corp.	11,208	549
MDU Resources Group, Inc.	2,390	77
National Fuel Gas Co.	2,927	152
NorthWestern Corp.	917	58
NRG Energy, Inc.	11,343	518
Otter Tail Corp. (g)	3,107	171
Southwest Gas Holdings, Inc.	749	53
The AES Corp.	20,814	497
		2,224
Total Common Stocks (Cost $98,763)		132,812

Preferred Stocks (0.1%)
Communication Services (0.0%):(h)
Qwest Corp., 6.50%, 9/1/56	8,000	202

Financials (0.1%):
Delphi Financial Group, Inc., 3.31% (LIBOR03M+319bps), 5/15/37 (b)(i)	12,000	264

Total Preferred Stocks (Cost $502)		466

Corporate Bonds (2.2%)
Communication Services (0.1%):
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	$53	57
The Walt Disney Co., 2.20%, 1/13/28	45	47
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	133	149
		253
Consumer Discretionary (0.0%):(h)
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	38	45
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	53	56
		101
Consumer Staples (0.2%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	187	230
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	32	33
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	175	184
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	30	39
The Coca-Cola Co., 2.00%, 3/5/31	250	255
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	150	158
		899
Energy (0.2%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	143	155
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	150	165

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	$112	$119
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	188	201
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	38	39
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	49	55
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	92	99
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	46	59
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	75	83
		975
Financials (0.6%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	100	101
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	96	101
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	220
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	93	93
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	153
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	116
Cullen/Frost Capital Trust II, 1.68% (LIBOR03M+155bps), 3/1/34, Callable 10/8/21 @ 100 (b)	175	170
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	53	66
First Maryland Capital I, 1.13% (LIBOR03M+100bps), 1/15/27, Callable 10/8/21 @ 100 (b)	50	48
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	96	107
HSB Group, Inc., 1.04% (LIBOR03M+91bps), 7/15/27, Callable 10/8/21 @ 100 (b)	200	183
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	62	64
KeyCorp, 2.25%, 4/6/27, MTN	112	117
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	68	74
Nationwide Mutual Insurance Co., 2.41% (LIBOR03M+229bps), 12/15/24, Callable 10/8/21 @ 100 (a)(b)	300	302
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	23	25
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	39	42
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	152
Texas Capital Bank NA, 5.25%, 1/31/26	75	81
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	23	25
Truist Bank, 0.79% (LIBOR03M+67bps), 5/15/27, Callable 10/8/21 @ 100 (b)	200	194
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	79	82
		2,516
Health Care (0.2%):
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	290	316
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	72	78
Duke University Health System, Inc., 2.60%, 6/1/30	60	63
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	187	235
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	23	24
		716
Industrials (0.3%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	112	117
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	55	59
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	21	22
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	$122	$126
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	75	79
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	74	81
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	187	201
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	103	133
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	188
		1,127
Information Technology (0.1%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	200	212
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	68	73
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	21	21
		306
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	45	47
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	21	23
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	63	69
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	68	76
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	35	37
		252
Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	101	105
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	45	49
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	131	135
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	23	25
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	19	20
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	187	197
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	87	91
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	18
		640
Utilities (0.2%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	131	139
Alabama Power Co., 3.85%, 12/1/42	112	131
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	37	41
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	130
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	74	80
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	82	93
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	76	81
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	96	111
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	188	204
		1,010
Total Corporate Bonds (Cost $8,220)		8,795

Yankee Dollars (0.3%)
Energy (0.0%):(h)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	64	68

Financials (0.1%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	51	58
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	103	109

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	$112	$121
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	122	123
Royal Bank of Canada, 1.60%, 4/17/23, MTN	125	128
		539
Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	200	210
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	42	46
		256
Materials (0.1%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	113	121
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	71	75
Teck Resources Ltd., 6.13%, 10/1/35	120	156
		352
Total Yankee Dollars (Cost $1,137)		1,215

U.S. Government Agency Mortgages (0.5%)
Federal Home Loan Mortgage Corporation
3.00%, 10/1/46 - 10/1/47	1,243	1,314
3.50%, 4/1/48	129	136
		1,450
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	94	95
4.00%, 4/1/49	206	220
		315
Total U.S. Government Agency Mortgages (Cost $1,676)		1,765

U.S. Treasury Obligations (2.3%)
U.S. Treasury Bonds
3.00%, 8/15/48 (g)	1,000	1,231
3.38%, 11/15/48 (g)	500	657
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,133	1,249
U.S. Treasury Notes
1.63%, 4/30/23	1,567	1,605
1.63%, 2/15/26	2,250	2,341
2.25%, 2/15/27	2,000	2,150
Total U.S. Treasury Obligations (Cost $8,443)		9,233

Exchange-Traded Funds (53.2%)
Invesco DB Commodity Index Tracking Fund (e)	28,600	549
Invesco FTSE RAFI Developed Markets ex-US ETF (f)	43,991	2,120
Invesco FTSE RAFI Emerging Markets ETF	240,641	5,578
iShares Core MSCI EAFE ETF	103,179	7,919
iShares Core MSCI Emerging Markets ETF	267,697	17,157
iShares Core S&P 500 ETF	76,532	34,723
iShares Core US Aggregate Bond ETF	39,217	4,552
iShares Core US REIT ETF (g)	36,965	2,302
iShares MSCI Canada ETF	158,211	5,908
iShares MSCI International Momentum Factor ETF	146,564	5,795
iShares MSCI International Quality Factor ETF	165,207	6,613
iShares Russell 2000 ETF (f)	4,002	904
JPMorgan BetaBuilders Canada ETF	24,954	1,621
Schwab Fundamental Emerging Markets Large Co. Index ETF (f)	430,014	13,954
Schwab Fundamental International Large Co. Index ETF	829,619	27,519
Schwab Fundamental International Small Co. Index ETF (f)	91,800	3,650
SPDR Gold Shares (e)(f)	4,604	781
SPDR S&P Emerging Markets SmallCap ETF	14,790	898

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
U.S. Oil Fund LP (e)(f)	19,330	$929
Vanguard FTSE All-World ex-US ETF	115,722	7,341
Vanguard FTSE Developed Markets ETF	451,712	23,697
Vanguard FTSE Emerging Markets ETF (f)(g)	23,072	1,205
Vanguard Real Estate ETF (f)	38,722	4,204
Vanguard S&P 500 ETF (g)	26,277	10,906
Vanguard Short-Term Bond ETF	23,964	1,971
Vanguard Short-Term Corporate Bond ETF	23,551	1,948
Vanguard Total Bond Market ETF	78,203	6,761
Vanguard Total Stock Market ETF (g)	33,887	7,901
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	921
Total Exchange-Traded Funds (Cost $164,754)		210,327

Affiliated Exchange-Traded Funds (5.8%)
VictoryShares USAA Core Intermediate-Term Bond ETF	309,000	16,714
VictoryShares USAA Core Short-Term Bond ETF	103,145	5,357
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	16,000	806
Total Affiliated Exchange-Traded Funds (Cost $22,811)		22,877

Collateral for Securities Loaned^ (2.6%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (j)	6,392,038	6,392
HSBC U.S. Government Money Market Fund I Shares, 0.03% (j)	3,831,927	3,832
Total Collateral for Securities Loaned (Cost $10,224)		10,224
Total Investments (Cost $317,832) — 100.9%		399,001
Liabilities in excess of other assets — (0.9)%		(3,686)
NET ASSETS - 100.00%		$395,315

At August 31, 2021, the Fund's investments in foreign securities were 34.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $2,508 (thousands) and amounted to 0.6% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2021.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	Amount represents less than 0.05% of net assets.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 0.1% of net assets.
(j)	Rate disclosed is the daily yield on August 31, 2021.

bps—Basis points

ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	15	9/16/21	$2,926,525	$2,924,851	$(1,674)
Swiss Market Index Futures	38	9/17/21	4,912,136	5,150,917	238,781
					$237,107

Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	34	9/17/21	$3,310,901	$3,316,668	$(5,767)
Russell 2000 E-Mini Index Futures	81	9/17/21	9,281,564	9,198,360	83,204
Tokyo Price Index Futures	18	9/09/21	3,167,469	3,214,636	(47,167)
					$30,270

	Total unrealized appreciation				$321,985
	Total unrealized depreciation				(54,608)
	Total net unrealized appreciation (depreciation)				$267,377

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	8/31/2021	Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$11,794	$9,495	$(4,748)	$-	$-	$173	$16,714	$67
VictoryShares USAA Core Short-Term Bond ETF	5,353	-	-	-	-	4	5,357	21
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	824	-	-	-	-	(18)	806	18
	$17,971	$9,495	$(4,748)	$-	$-	$159	$22,877	$106

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.3%)
VictoryShares USAA Core Intermediate-Term Bond ETF (a)	334,133	$18,074
VictoryShares USAA Core Short-Term Bond ETF	620,552	32,231
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	67,940	3,421
VictoryShares USAA MSCI International Value Momentum ETF	113,561	5,702
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,550	1,346
VictoryShares USAA MSCI USA Value Momentum ETF	95,284	6,470
Total Affiliated Exchange-Traded Funds (Cost $62,143)		67,244

Affiliated Mutual Funds (72.3%)
USAA 500 Index Fund Reward Shares	151,970	9,399
USAA Aggressive Growth Fund Institutional Shares	33,578	2,140
USAA Emerging Markets Fund Institutional Shares	107,882	2,537
USAA Government Securities Fund Institutional Shares	4,247,329	42,516
USAA Growth Fund Institutional Shares	59,347	2,382
USAA High Income Fund Institutional Shares	1,431,645	11,324
USAA Income Fund Institutional Shares	2,770,237	38,146
USAA Income Stock Fund Institutional Shares	112,672	2,329
USAA Intermediate-Term Bond Fund Institutional Shares	3,688,520	40,684
USAA International Fund Institutional Shares	286,434	8,585
USAA Precious Metals and Minerals Fund Institutional Shares	61,064	1,172
USAA Short-Term Bond Fund Institutional Shares	724,493	6,767
USAA Small Cap Stock Fund Institutional Shares	68,227	1,505
USAA Target Managed Allocation Fund	489,885	6,565
USAA Value Fund Institutional Shares	117,050	2,224
Total Affiliated Mutual Funds (Cost $159,719)		178,275

Collateral for Securities Loaned^ (3.7%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	9,127,300	9,127
Total Collateral for Securities Loaned (Cost $9,127)		9,127
Total Investments (Cost $230,989) — 103.3%		254,646
Liabilities in excess of other assets — (3.3)%		(8,089)
NET ASSETS - 100.00%		$246,557

At August 31, 2021, the Fund's investments in foreign securities were 8.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on August 31, 2021.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	8/31/2021	Income
USAA 500 Index Fund Reward Shares	$9,138	$28	$(490)	$71	$-	$652	$9,399	$28
USAA Aggressive Growth Fund Institutional Shares	1,899	-	-	-	-	241	2,140	-
USAA Emerging Markets Fund Institutional Shares	2,639	-	-	-	-	(102)	2,537	-
USAA Government Securities Fund Institutional Shares	42,504	139	-	-	-	(127)	42,516	209
USAA Growth Fund Institutional Shares	2,141	-	-	-	-	241	2,382	-
USAA High Income Fund Institutional Shares	12,325	139	(1,229)	(23)	-	112	11,324	139
USAA Income Fund Institutional Shares	37,419	259	-	-	-	468	38,146	259
USAA Income Stock Fund Institutional Shares	2,749	9	(488)	121	-	(62)	2,329	9
USAA Intermediate-Term Bond Fund Institutional Shares	40,005	164	-	-	-	515	40,684	244
USAA International Fund Institutional Shares	8,430	493	(490)	45	-	107	8,585	-
USAA Precious Metals and Minerals Fund Institutional Shares	1,408	-	-	-	-	(236)	1,172	-
USAA Short-Term Bond Fund Institutional Shares	6,750	24	-	-	-	(7)	6,767	35
USAA Small Cap Stock Fund Institutional Shares	1,486	-	-	-	-	19	1,505	-
USAA Target Managed Allocation Fund	6,359	-	-	-	-	206	6,565	-
USAA Value Fund Institutional Shares	2,195	-	-	-	-	29	2,224	-
VictoryShares USAA Core Intermediate-Term Bond ETF	17,831	-	-	-	-	243	18,074	88
VictoryShares USAA Core Short-Term Bond ETF	30,971	1,231	-	-	-	29	32,231	124
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,500	-	-	-	-	(79)	3,421	77
VictoryShares USAA MSCI International Value Momentum ETF	5,763	-	-	-	-	(61)	5,702	83
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,313	-	-	-	-	33	1,346	-
VictoryShares USAA MSCI USA Value Momentum ETF	6,261	-	-	-	-	209	6,470	15
	$243,086	$2,486	$(2,697)	$214	$-	$2,430	$245,519	$1,310

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (32.9%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	266,858	$13,435
VictoryShares USAA MSCI International Value Momentum ETF	555,112	27,875
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	93,813	6,807
VictoryShares USAA MSCI USA Value Momentum ETF	440,040	29,879
Total Affiliated Exchange-Traded Funds (Cost $66,996)		77,996

Affiliated Mutual Funds (67.0%)
USAA 500 Index Fund Reward Shares	685,184	42,379
USAA Aggressive Growth Fund Institutional Shares	184,385	11,753
USAA Emerging Markets Fund Institutional Shares	504,832	11,874
USAA Growth Fund Institutional Shares	306,553	12,302
USAA Income Stock Fund Institutional Shares	589,806	12,191
USAA International Fund Institutional Shares	1,142,460	34,239
USAA Precious Metals and Minerals Fund Institutional Shares	43,865	842
USAA Small Cap Stock Fund Institutional Shares	265,433	5,855
USAA Target Managed Allocation Fund	1,162,728	15,581
USAA Value Fund Institutional Shares	619,656	11,773
Total Affiliated Mutual Funds (Cost $109,077)		158,789

Total Investments (Cost $176,073) — 99.9%		236,785
Other assets in excess of liabilities — 0.1%		301
NET ASSETS - 100.00%		$237,086

At August 31, 2021, the Fund's investments in foreign securities were 36.9% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	8/31/2021	Income
USAA 500 Index Fund Reward Shares	$39,191	$586	$(586)	$9	$-	$3,179	$42,379	$118
USAA Aggressive Growth Fund Institutional Shares	10,431	-	-	-	-	1,322	11,753	-
USAA Emerging Markets Fund Institutional Shares	11,042	1,275	-	-	-	(443)	11,874	-
USAA Growth Fund Institutional Shares	11,057	-	-	-	-	1,245	12,302	-
USAA Income Stock Fund Institutional Shares	12,321	49	(470)	18	-	273	12,191	48
USAA International Fund Institutional Shares	32,254	1,392	-	-	-	593	34,239	-
USAA Precious Metals and Minerals Fund Institutional Shares	1,011	-	-	-	-	(169)	842	-
USAA Small Cap Stock Fund Institutional Shares	5,781	-	-	-	-	74	5,855	-
USAA Target Managed Allocation Fund	15,092	-	-	-	-	489	15,581	-
USAA Value Fund Institutional Shares	11,619	-	-	-	-	154	11,773	-
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	13,745	-	-	-	-	(310)	13,435	304
VictoryShares USAA MSCI International Value Momentum ETF	29,558	-	(1,399)	(74)	-	(210)	27,875	407
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,641	-	-	-	-	166	6,807	2
VictoryShares USAA MSCI USA Value Momentum ETF	31,949	-	(3,049)	664	-	315	29,879	71
	$231,692	$3,302	$(5,504)	$617	$-	$6,678	$236,785	$950

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (0.8%)
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	$1,050	$1,059
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	620	641
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	595	608
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 7/15/23 @ 100 (a)	329	331
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	490	504
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 6/15/23 @ 100 (a)	644	650
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	249	252
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	437	443
Navient Student Loan Trust, Series 2015-2, Class B, 1.58% (LIBOR01M+150bps), 8/25/50, Callable 10/25/29 @ 100 (b)	950	950
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/21 @ 100 (a)	297	306
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/24 @ 100 (a)	506	517
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 4/23/23 @ 100 (a)	900	922
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/21 @ 100 (a)	373	375
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,618	1,636
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	431	434
Total Asset-Backed Securities (Cost $9,421)		9,628

Collateralized Mortgage Obligations (0.6%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	1,254	181
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	131
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	648	669
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.60% (LIBOR01M+250bps), 10/7/21 (a)(b)	1,200	1,200
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	1,000	1,059
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	648	686
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57, Callable 5/15/29 @ 100	971	1,041
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	25	25
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.03%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	9,744	692
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,500	1,555
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	347	371
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.20%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	9,711	35
Total Collateralized Mortgage Obligations (Cost $8,704)		7,645

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (16.1%)
Communication Services (1.4%):
Alphabet, Inc. Class C (e)	2,608	$7,587
AT&T, Inc.	45,187	1,239
Comcast Corp. Class A	46,998	2,852
Facebook, Inc. Class A (e)	6,498	2,465
Match Group, Inc. (e)	6,835	939
Sirius XM Holdings, Inc. (f)	146,514	919
Snap, Inc. Class A (e)	13,427	1,022
Verizon Communications, Inc.	23,809	1,310
		18,333
Consumer Discretionary (1.5%):
Aptiv PLC (e)	6,076	925
AutoZone, Inc. (e)	608	942
Best Buy Co., Inc.	8,384	977
eBay, Inc.	15,458	1,186
Ford Motor Co. (e)	148,593	1,936
Garmin Ltd.	5,886	1,027
General Motors Co. (e)	19,411	951
Lennar Corp. Class A	9,432	1,012
Lowe's Cos., Inc.	12,115	2,470
NIKE, Inc. Class B	7,512	1,238
O'Reilly Automotive, Inc. (e)	1,645	977
Roku, Inc. (e)	2,525	890
Starbucks Corp.	9,815	1,153
Target Corp. (g)	8,641	2,134
The Home Depot, Inc.	4,510	1,471
		19,289
Consumer Staples (1.2%):
Altria Group, Inc.	44,921	2,256
Archer-Daniels-Midland Co.	16,241	975
Colgate-Palmolive Co.	12,848	1,002
Costco Wholesale Corp.	5,618	2,559
PepsiCo, Inc.	8,296	1,297
Philip Morris International, Inc.	23,624	2,433
The Clorox Co.	5,680	955
The Estee Lauder Cos., Inc.	3,289	1,120
Tyson Foods, Inc. Class A	12,547	985
Walgreens Boots Alliance, Inc.	20,816	1,056
		14,638
Energy (0.4%):
Chevron Corp.	12,451	1,205
ConocoPhillips	37,634	2,090
EOG Resources, Inc.	14,001	945
Exxon Mobil Corp.	23,304	1,271
		5,511
Financials (2.2%):
AGNC Investment Corp.	2,798	46
Annaly Capital Management, Inc.	7,018	61
Aon PLC Class A	3,802	1,091
Berkshire Hathaway, Inc. Class B (e)	5,499	1,571
BlackRock, Inc.	1,277	1,205
Blackstone, Inc.	9,277	1,166
Capital One Financial Corp.	12,759	2,118
Citigroup, Inc.	16,452	1,183

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Republic Bank	4,890	$973
MetLife, Inc.	33,228	2,060
Morgan Stanley	23,159	2,418
MSCI, Inc.	1,579	1,002
Prudential Financial, Inc.	19,080	2,020
Regions Financial Corp.	47,130	963
S&P Global, Inc.	2,472	1,097
SVB Financial Group (e)	3,313	1,854
T. Rowe Price Group, Inc.	4,577	1,025
The Allstate Corp.	7,320	990
The Goldman Sachs Group, Inc.	5,806	2,401
The Progressive Corp.	10,260	988
Wells Fargo & Co.	51,949	2,374
		28,606
Health Care (2.9%):
AbbVie, Inc.	11,093	1,340
Agilent Technologies, Inc.	6,443	1,131
Align Technology, Inc. (e)	1,480	1,049
Amgen, Inc.	9,946	2,243
Anthem, Inc.	2,883	1,082
Biogen, Inc. (e)	3,003	1,018
Bristol-Myers Squibb Co.	17,521	1,171
Cigna Corp.	4,985	1,055
CVS Health Corp.	13,590	1,174
Danaher Corp.	4,078	1,322
Eli Lilly & Co.	9,552	2,467
Gilead Sciences, Inc. (g)	15,570	1,133
HCA Healthcare, Inc.	4,191	1,060
IDEXX Laboratories, Inc. (e)	2,956	1,992
IQVIA Holdings, Inc. (e)	4,027	1,046
Johnson & Johnson (g)	19,266	3,336
Merck & Co., Inc.	32,694	2,494
Mettler-Toledo International, Inc. (e)	1,282	1,991
Pfizer, Inc.	29,478	1,358
Stryker Corp.	4,161	1,153
UnitedHealth Group, Inc.	11,416	4,752
Waters Corp. (e)	2,401	994
		36,361
Industrials (1.6%):
3M Co.	11,212	2,183
Carrier Global Corp.	17,941	1,033
Caterpillar, Inc.	5,331	1,124
CSX Corp.	32,550	1,059
Cummins, Inc.	4,280	1,010
Deere & Co.	3,003	1,135
Eaton Corp. PLC	6,360	1,071
Fastenal Co.	17,396	972
General Dynamics Corp.	5,140	1,030
Illinois Tool Works, Inc.	4,488	1,045
Johnson Controls International PLC	14,162	1,059
Lockheed Martin Corp.	5,910	2,126
Northrop Grumman Corp.	2,849	1,048
Otis Worldwide Corp.	10,764	993
PACCAR, Inc.	12,304	1,007
Rockwell Automation, Inc.	3,072	1,000
Trane Technologies PLC	5,164	1,025

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	2,135	$926
		20,846
Information Technology (3.9%):
Accenture PLC Class A	3,877	1,305
Adobe, Inc. (e)	2,223	1,475
Apple, Inc.	67,578	10,260
Applied Materials, Inc.	16,144	2,182
Broadcom, Inc.	5,159	2,565
CDW Corp.	5,104	1,024
Cisco Systems, Inc.	46,804	2,762
Cognizant Technology Solutions Corp. Class A	13,754	1,050
EPAM Systems, Inc. (e)	1,625	1,028
Fortinet, Inc. (e)	3,324	1,048
HP, Inc.	100,851	2,999
Intel Corp.	23,900	1,292
International Business Machines Corp.	8,076	1,133
Intuit, Inc.	2,187	1,238
Mastercard, Inc. Class A	3,891	1,347
Micron Technology, Inc. (e)	13,452	991
Microsoft Corp. (g)	14,961	4,517
NVIDIA Corp.	8,635	1,933
NXP Semiconductors NV	4,732	1,018
Oracle Corp.	13,562	1,209
QUALCOMM, Inc.	16,257	2,385
TE Connectivity Ltd.	6,822	1,025
Texas Instruments, Inc.	12,659	2,417
VeriSign, Inc. (e)	4,375	946
VMware, Inc. Class A (e)(f)	6,088	906
		50,055
Materials (0.3%):
LyondellBasell Industries NV Class A	9,798	983
Nucor Corp.	9,136	1,074
PPG Industries, Inc.	5,875	937
The Sherwin-Williams Co.	3,410	1,036
		4,030
Real Estate (0.5%):
Alexandria Real Estate Equities, Inc.	636	131
American Tower Corp.	2,224	650
AvalonBay Communities, Inc.	708	163
Boston Properties, Inc.	747	84
Camden Property Trust	487	73
CBRE Group, Inc. Class A (e)	1,679	162
Crown Castle International Corp.	2,209	430
Digital Realty Trust, Inc.	1,370	225
Duke Realty Corp.	1,869	98
Equinix, Inc.	447	377
Equity LifeStyle Properties, Inc.	879	75
Equity Residential	1,868	157
Essex Property Trust, Inc.	327	108
Extra Space Storage, Inc.	661	124
Healthpeak Properties, Inc.	2,671	96
Host Hotels & Resorts, Inc. (e)	3,450	57
Invitation Homes, Inc.	2,844	117
Iron Mountain, Inc.	1,461	70
Medical Properties Trust, Inc.	2,885	59
Mid-America Apartment Communities, Inc.	574	110
Omega Healthcare Investors, Inc.	1,149	39

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Prologis, Inc.	3,724	$501
Public Storage	803	260
Realty Income Corp.	1,755	127
Regency Centers Corp.	861	59
SBA Communications Corp.	560	201
Simon Property Group, Inc.	1,694	228
Sun Communities, Inc.	501	101
UDR, Inc.	1,487	80
Ventas, Inc.	1,882	105
VEREIT, Inc.	1,080	55
VICI Properties, Inc. (f)	2,668	82
Vornado Realty Trust	808	34
Welltower, Inc.	2,095	183
Weyerhaeuser Co.	3,701	133
WP Carey, Inc.	880	69
		5,623
Utilities (0.2%):
Exelon Corp.	21,418	1,050
NRG Energy, Inc.	21,060	962
The AES Corp.	38,647	922
		2,934
Total Common Stocks (Cost $153,248)		206,226

Preferred Stocks (0.5%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	112,000	2,833

Financials (0.3%):
Delphi Financial Group, Inc., 3.31% (LIBOR03M+319bps), 5/15/37 (b)(h)	167,198	3,678

Total Preferred Stocks (Cost $6,862)		6,511

Corporate Bonds (8.0%)
Communication Services (0.2%):
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	$462	494
The Walt Disney Co., 2.20%, 1/13/28	437	456
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	1,174	1,315
		2,265
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	394	465
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500	581
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	488	521
		1,567
Consumer Staples (0.5%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,619	1,995
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	284	294
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	250	265
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	1,505	1,582
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	252	325
The Coca-Cola Co., 2.00%, 3/5/31	500	509

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	$1,500	$1,578
		6,548
Energy (0.7%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,237	1,342
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,500	1,645
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	972	1,032
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	1,618	1,731
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	412	424
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	458	513
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	991	1,072
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	404	521
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	648	715
		8,995
Financials (3.2%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,921	1,950
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (f)(g)	1,600	1,615
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,270
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	833	878
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,204
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	994	991
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	1,003
Cullen/Frost Capital Trust II, 1.68% (LIBOR03M+155bps), 3/1/34, Callable 10/8/21 @ 100 (b)	4,000	3,878
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	488	605
First Maryland Capital I, 1.13% (LIBOR03M+100bps), 1/15/27, Callable 10/8/21 @ 100 (b)	2,850	2,758
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)(f)	832	924
HSB Group, Inc., 1.04% (LIBOR03M+91bps), 7/15/27, Callable 10/8/21 @ 100 (b)	2,575	2,352
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	569	589
KeyCorp, 2.25%, 4/6/27, MTN	972	1,014
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	654	713
Nationwide Mutual Insurance Co., 2.41% (LIBOR03M+229bps), 12/15/24, Callable 10/8/21 @ 100 (a)(b)	5,670	5,704
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(f)	249	270
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	1,032
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	412	442
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,600	2,643
Texas Capital Bank NA, 5.25%, 1/31/26 (f)	647	703
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	194	215
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	714	804
Truist Bank, 0.79% (LIBOR03M+67bps), 5/15/27, Callable 10/8/21 @ 100 (b)	6,000	5,830
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	733	761
		41,148

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Health Care (0.6%):
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	$1,000	$1,086
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	1,998	2,180
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	738	800
Duke University Health System, Inc., 2.60%, 6/1/30	485	506
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	1,619	2,036
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	248	255
		6,863
Industrials (0.9%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	972	1,019
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	486	518
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	222	228
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	971	1,047
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,140	1,182
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (g)	1,500	1,672
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	648	681
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	647	712
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	1,618	1,736
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	979	1,267
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,395
		11,457
Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	1,500	1,590
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743	795
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	222	229
		2,614
Materials (0.2%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	389	404
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	204	223
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	569	627
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	654	728
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	373	397
		2,379
Real Estate (0.5%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	983	1,023
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	428	461
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,134	1,170
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	249	270
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	206	217
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	1,619	1,707
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,128
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	692	723
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	149	162
		6,861
Utilities (0.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,133	1,203
Alabama Power Co., 3.85%, 12/1/42	971	1,137
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	323	357
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,094

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	$971	$1,128
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	737	793
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	738	840
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	737	784
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	984	1,138
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	1,618	1,752
		11,226
Total Corporate Bonds (Cost $95,276)		101,923

Yankee Dollars (0.9%)
Energy (0.0%):(i)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	554	585

Financials (0.4%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	464	526
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	979	1,036
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	972	1,055
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,140	1,151
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,138	1,162
		4,930
Industrials (0.2%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750	823
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500	1,578
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	444	484
		2,885
Materials (0.3%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	971	1,041
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	739	781
Teck Resources Ltd., 6.13%, 10/1/35	1,038	1,344
		3,166
Total Yankee Dollars (Cost $10,805)		11,566

U.S. Government Agency Mortgages (2.1%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46 - 4/1/48	4,434	4,718
3.00%, 6/1/46 - 8/1/47	20,280	21,432
		26,150
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	842	851
		27,001
Total U.S. Government Agency Mortgages (Cost $25,721)		27,001

U.S. Treasury Obligations (6.8%)
U.S. Treasury Bonds
3.13%, 8/15/44	8,600	10,604
3.00%, 11/15/44	6,000	7,257
2.38%, 11/15/49	5,000	5,503
U.S. Treasury Notes
1.63%, 11/15/22	10,000	10,181
1.63%, 4/30/23	14,658	15,015
2.25%, 11/15/25	5,000	5,332
1.63%, 2/15/26	20,000	20,811
2.25%, 2/15/27	3,500	3,762

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
2.38%, 5/15/29	$7,850	$8,565
Total U.S. Treasury Obligations (Cost $80,722)		87,030

Commercial Paper (0.8%)
Alliant Energy, 0.12%, 9/2/21 (a)(j)	2,000	2,000
Enbridge US, Inc., 0.13%, 9/3/21 (a)(j)	2,000	2,000
Hannover Funding Co. LLC, 0.16%, 9/1/21 (a)(j)	2,000	2,000
Northern Illinois Gas Co., 0.13%, 9/10/21 (j)	1,500	1,500
Sonoco Products Co., 0.13%, 9/1/21 (a)(j)	2,000	2,000
Total Commercial Paper (Cost $9,500)		9,500

Exchange-Traded Funds (43.8%)
Invesco DB Commodity Index Tracking Fund (e)	114,500	2,196
Invesco FTSE RAFI Developed Markets ex-US ETF	335,920	16,191
Invesco FTSE RAFI Emerging Markets ETF (f)	686,690	15,917
iShares 7-10 Year Treasury Bond ETF (f)	133,366	15,627
iShares Core MSCI EAFE ETF	123,049	9,444
iShares Core MSCI Emerging Markets ETF	509,597	32,660
iShares Core S&P 500 ETF	189,648	86,045
iShares Core S&P Small-Cap ETF	220,430	24,770
iShares Core US Aggregate Bond ETF	411,494	47,758
iShares Core US REIT ETF (g)	57,884	3,604
iShares MSCI Canada ETF	249,956	9,333
iShares MSCI International Momentum Factor ETF	401,271	15,866
iShares MSCI International Quality Factor ETF	457,001	18,294
iShares Russell 2000 ETF (f)	7,729	1,746
JPMorgan BetaBuilders Canada ETF (f)	56,001	3,637
Schwab Fundamental Emerging Markets Large Co. Index ETF (f)	920,892	29,883
Schwab Fundamental International Large Co. Index ETF (f)	1,549,839	51,408
Schwab Fundamental International Small Co. Index ETF (f)	266,700	10,604
SPDR Gold Shares (e)(f)	16,344	2,773
SPDR S&P Emerging Markets SmallCap ETF	34,497	2,093
U.S. Oil Fund LP (e)(f)	49,426	2,374
Vanguard FTSE All-World ex-US ETF	303,492	19,254
Vanguard FTSE Developed Markets ETF	956,442	50,175
Vanguard FTSE Emerging Markets ETF (f)(g)	47,000	2,455
Vanguard Real Estate ETF (f)	117,218	12,728
Vanguard S&P 500 ETF (g)	51,062	21,193
Vanguard Short-Term Bond ETF	78,165	6,430
Vanguard Short-Term Corporate Bond ETF	73,962	6,117
Vanguard Total Bond Market ETF	175,441	15,169
Vanguard Total Stock Market ETF (g)	74,649	17,406
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	3,310
Xtrackers USD High Yield Corporate Bond ETF (f)	97,710	3,942
Total Exchange-Traded Funds (Cost $440,759)		560,402

Affiliated Exchange-Traded Funds (18.2%)
VictoryShares USAA Core Intermediate-Term Bond ETF	3,927,000	212,416
VictoryShares USAA Core Short-Term Bond ETF	341,251	17,724
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	51,500	2,593
Total Affiliated Exchange-Traded Funds (Cost $232,180)		232,733

Collateral for Securities Loaned^ (2.4%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (k)	8,465,199	8,465

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	22,864,195	$22,864
Total Collateral for Securities Loaned (Cost $31,329)		31,329
Total Investments (Cost $1,104,527) — 101.0%		1,291,494
Liabilities in excess of other assets — (1.0)%		(12,466)
NET ASSETS - 100.00%		$1,279,028

At August 31, 2021, the Fund's investments in foreign securities were 23.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $39,237 (thousands) and amounted to 3.1% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2021.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 0.3% of net assets.
(i)	Amount represents less than 0.05% of net assets.
(j)	Rate represents the effective yield at August 31, 2021.
(k)	Rate disclosed is the daily yield on August 31, 2021.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	51	9/16/21	$10,004,639	$9,944,494	$(25,079)
Swiss Market Index Futures	110	9/17/21	14,477,096	14,910,550	691,207
					$666,128

Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	43	9/17/21	$2,129,532	$2,122,764	$8,376
FTSE 100 Index Futures	113	9/17/21	11,296,494	11,023,045	(19,168)
Russell 2000 E-Mini Index Futures	64	9/17/21	7,378,469	7,267,840	110,629
Tokyo Price Index Futures	86	9/09/21	15,166,694	15,358,818	(228,639)
					$(128,802)

	Total unrealized appreciation				$810,212
	Total unrealized depreciation				(272,886)
	Total net unrealized appreciation (depreciation)				$537,326

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	8/31/2021	Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$146,328	$128,013	$(64,006)	$-	$-	$2,081	$212,416	$824
VictoryShares USAA Core Short-Term Bond ETF	17,709	-	-	-	-	15	17,724	71
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,653	-	-	-	-	(60)	2,593	59
	$166,690	$128,013	$(64,006)	$-	$-	$2,036	$232,733	$954

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.4%)
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	$1,084	$1,121
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	1,023	1,045
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 7/15/23 @ 100 (a)	576	578
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	850	874
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 6/15/23 @ 100 (a)	1,133	1,143
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	436	442
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	766	776
Navient Student Loan Trust, Series 2015-2, Class B, 1.58% (LIBOR01M+150bps), 8/25/50, Callable 10/25/29 @ 100 (b)	1,800	1,799
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/21 @ 100 (a)	538	555
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 11/20/24 @ 100 (a)	869	888
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 4/23/23 @ 100 (a)	600	615
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	647	651
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	2,836	2,868
Total Asset-Backed Securities (Cost $13,019)		13,355

Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	3,874	558
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	131
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,134	1,171
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.60% (LIBOR01M+250bps), 10/7/21 (a)(b)	2,320	2,319
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	1,134	1,201
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57, Callable 5/15/29 @ 100	1,701	1,824
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (b)	55	55
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.03%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	18,444	1,309
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,000	1,037
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	608	651
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.20%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	17,906	64
Total Collateralized Mortgage Obligations (Cost $13,662)		10,320

Common Stocks (20.5%)
Communication Services (1.8%):
Alphabet, Inc. Class C (e)	7,950	23,128
AT&T, Inc.	138,289	3,792
Comcast Corp. Class A	143,389	8,701
Facebook, Inc. Class A (e)	19,703	7,475

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Match Group, Inc. (e)	20,906	$2,873
Sirius XM Holdings, Inc. (f)	431,383	2,705
Snap, Inc. Class A (e)	40,928	3,115
Verizon Communications, Inc.	72,573	3,992
		55,781
Consumer Discretionary (1.9%):
Aptiv PLC (e)	18,522	2,819
AutoZone, Inc. (e)	1,844	2,857
Best Buy Co., Inc.	25,661	2,990
eBay, Inc.	47,116	3,616
Ford Motor Co. (e)	452,917	5,901
Garmin Ltd.	17,942	3,130
General Motors Co. (e)	59,412	2,912
Lennar Corp. Class A	28,819	3,093
Lowe's Cos., Inc.	37,062	7,557
NIKE, Inc. Class B	22,897	3,772
O'Reilly Automotive, Inc. (e)	4,990	2,964
Roku, Inc. (e)	7,697	2,712
Starbucks Corp.	29,916	3,515
Target Corp. (g)	26,340	6,505
The Home Depot, Inc.	13,767	4,490
		58,833
Consumer Staples (1.5%):
Altria Group, Inc.	136,923	6,878
Archer-Daniels-Midland Co.	49,702	2,982
Colgate-Palmolive Co.	39,265	3,061
Costco Wholesale Corp.	17,125	7,800
PepsiCo, Inc.	25,287	3,955
Philip Morris International, Inc.	72,051	7,421
The Clorox Co.	17,390	2,922
The Estee Lauder Cos., Inc.	9,986	3,400
Tyson Foods, Inc. Class A	38,372	3,013
Walgreens Boots Alliance, Inc.	63,796	3,238
		44,670
Energy (0.5%):
Chevron Corp.	38,060	3,683
ConocoPhillips	114,924	6,382
EOG Resources, Inc.	42,676	2,881
Exxon Mobil Corp.	71,033	3,873
		16,819
Financials (2.8%):
AGNC Investment Corp.	8,827	144
Annaly Capital Management, Inc.	22,137	192
Aon PLC Class A	11,207	3,215
Berkshire Hathaway, Inc. Class B (e)	16,260	4,647
BlackRock, Inc.	3,908	3,686
Blackstone, Inc.	28,277	3,555
Capital One Financial Corp.	38,926	6,461
Citigroup, Inc.	50,262	3,614
First Republic Bank	14,907	2,966
MetLife, Inc.	101,750	6,309
Morgan Stanley	70,592	7,372
MSCI, Inc.	4,814	3,055
Prudential Financial, Inc.	58,270	6,170
Regions Financial Corp.	143,654	2,935
S&P Global, Inc.	7,535	3,344

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SVB Financial Group (e)	10,119	$5,662
T. Rowe Price Group, Inc.	13,952	3,123
The Allstate Corp.	21,511	2,910
The Goldman Sachs Group, Inc.	17,683	7,312
The Progressive Corp.	31,383	3,023
Wells Fargo & Co.	158,343	7,236
		86,931
Health Care (3.6%):
AbbVie, Inc.	33,857	4,089
Agilent Technologies, Inc.	19,641	3,446
Align Technology, Inc. (e)	4,512	3,199
Amgen, Inc.	30,427	6,862
Anthem, Inc.	8,812	3,306
Biogen, Inc. (e)	9,155	3,103
Bristol-Myers Squibb Co.	53,561	3,581
Cigna Corp.	15,294	3,237
CVS Health Corp.	41,508	3,586
Danaher Corp.	12,432	4,030
Eli Lilly & Co.	29,116	7,520
Gilead Sciences, Inc. (g)	47,297	3,442
HCA Healthcare, Inc.	12,775	3,232
IDEXX Laboratories, Inc. (e)	9,010	6,071
IQVIA Holdings, Inc. (e)	12,401	3,221
Johnson & Johnson (g)	58,462	10,121
Merck & Co., Inc.	99,654	7,603
Mettler-Toledo International, Inc. (e)	3,907	6,067
Pfizer, Inc.	89,852	4,139
Stryker Corp.	12,352	3,423
UnitedHealth Group, Inc.	34,836	14,501
Waters Corp. (e)	7,320	3,031
		110,810
Industrials (2.1%):
3M Co.	34,233	6,666
Carrier Global Corp.	54,687	3,150
Caterpillar, Inc.	16,320	3,441
CSX Corp.	99,506	3,237
Cummins, Inc.	13,114	3,095
Deere & Co.	9,180	3,470
Eaton Corp. PLC	19,386	3,264
Fastenal Co.	51,679	2,886
General Dynamics Corp.	15,086	3,022
Illinois Tool Works, Inc.	13,717	3,194
Johnson Controls International PLC	43,167	3,229
Lockheed Martin Corp.	18,071	6,502
Northrop Grumman Corp.	8,703	3,200
Otis Worldwide Corp.	32,810	3,026
PACCAR, Inc.	37,752	3,091
Rockwell Automation, Inc.	9,365	3,048
Trane Technologies PLC	15,904	3,157
W.W. Grainger, Inc.	6,531	2,832
		63,510
Information Technology (5.0%):
Accenture PLC Class A	11,819	3,978
Adobe, Inc. (e)	6,778	4,499
Apple, Inc.	205,981	31,274
Applied Materials, Inc.	49,249	6,655
Broadcom, Inc.	15,670	7,791

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CDW Corp.	15,477	$3,105
Cisco Systems, Inc.	143,338	8,460
Cognizant Technology Solutions Corp. Class A	42,034	3,208
EPAM Systems, Inc. (e)	4,954	3,135
Fortinet, Inc. (e)	10,133	3,193
HP, Inc.	307,399	9,142
Intel Corp.	73,082	3,951
International Business Machines Corp.	24,667	3,462
Intuit, Inc.	6,667	3,774
Mastercard, Inc. Class A	11,693	4,048
Micron Technology, Inc. (e)	41,211	3,037
Microsoft Corp. (g)	45,601	13,766
NVIDIA Corp.	26,321	5,892
NXP Semiconductors NV	14,573	3,135
Oracle Corp.	41,339	3,685
QUALCOMM, Inc.	49,552	7,269
TE Connectivity Ltd.	21,010	3,156
Texas Instruments, Inc.	38,638	7,376
VeriSign, Inc. (e)	12,649	2,735
VMware, Inc. Class A (e)(f)	18,612	2,771
		152,497
Materials (0.4%):
LyondellBasell Industries NV Class A	30,025	3,013
Nucor Corp.	27,848	3,274
PPG Industries, Inc.	17,981	2,869
The Sherwin-Williams Co.	10,341	3,140
		12,296
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc.	2,007	414
American Tower Corp.	7,016	2,050
AvalonBay Communities, Inc.	2,235	513
Boston Properties, Inc.	2,356	266
Camden Property Trust	1,537	231
CBRE Group, Inc. Class A (e)	5,297	510
Crown Castle International Corp.	6,970	1,357
Digital Realty Trust, Inc.	4,323	709
Duke Realty Corp.	5,896	310
Equinix, Inc.	1,410	1,189
Equity LifeStyle Properties, Inc.	2,774	236
Equity Residential	5,893	495
Essex Property Trust, Inc.	1,030	341
Extra Space Storage, Inc.	2,085	390
Healthpeak Properties, Inc.	8,426	303
Host Hotels & Resorts, Inc. (e)	10,884	180
Invitation Homes, Inc.	8,971	369
Iron Mountain, Inc.	4,610	220
Medical Properties Trust, Inc.	9,101	186
Mid-America Apartment Communities, Inc.	1,812	349
Omega Healthcare Investors, Inc.	3,626	122
Prologis, Inc.	11,747	1,582
Public Storage	2,533	820
Realty Income Corp.	5,537	400
Regency Centers Corp.	2,715	186
SBA Communications Corp.	1,767	634
Simon Property Group, Inc.	5,343	718
Sun Communities, Inc.	1,582	319
UDR, Inc.	4,691	253
Ventas, Inc.	5,937	332
VEREIT, Inc.	3,406	172

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
VICI Properties, Inc. (f)	8,417	$260
Vornado Realty Trust	2,548	107
Welltower, Inc.	6,609	579
Weyerhaeuser Co.	11,676	420
WP Carey, Inc.	2,776	217
		17,739
Utilities (0.3%):
Exelon Corp.	63,276	3,102
NRG Energy, Inc.	64,193	2,931
The AES Corp.	117,799	2,812
		8,845
Total Common Stocks (Cost $459,583)		628,731

Preferred Stocks (0.4%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,564

Financials (0.2%):
Delphi Financial Group, Inc., 3.31% (LIBOR03M+319bps), 5/15/37 (b)(h)	309,253	6,803
Total Preferred Stocks (Cost $12,889)		12,367

Corporate Bonds (5.6%)
Communication Services (0.1%):
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	$812	868
The Walt Disney Co., 2.20%, 1/13/28	758	790
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	2,064	2,312
		3,970
Consumer Discretionary (0.2%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	683	806
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	1,500	1,744
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	853	910
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	711	768
		4,228
Consumer Staples (0.4%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,836	3,494
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	497	516
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375	397
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	2,639	2,774
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	443	571
The Coca-Cola Co., 2.00%, 3/5/31	1,750	1,783
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	3,000	3,156
		12,691
Energy (0.5%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	2,165	2,348
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	3,290
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,701	1,806
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	2,837	3,035
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	711	731

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	$800	$897
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	1,708	1,847
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	711	917
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	1,134	1,252
		16,123
Financials (2.1%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	3,607	3,662
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (f)(g)	5,950	6,004
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,270
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	1,458	1,537
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	2,975
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,704	1,699
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,756
Cullen/Frost Capital Trust II, 1.68% (LIBOR03M+155bps), 3/1/34, Callable 10/8/21 @ 100 (b)	9,000	8,725
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	853	1,057
First Maryland Capital I, 1.13% (LIBOR03M+100bps), 1/15/27, Callable 10/8/21 @ 100 (b)	4,000	3,872
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,459	1,620
HSB Group, Inc., 1.04% (LIBOR03M+91bps), 7/15/27, Callable 10/8/21 @ 100 (b)	4,550	4,156
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	995	1,031
KeyCorp, 2.25%, 4/6/27, MTN	1,701	1,774
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,138	1,241
Nationwide Mutual Insurance Co., 2.41% (LIBOR03M+229bps), 12/15/24, Callable 10/8/21 @ 100 (a)(b)	11,510	11,578
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(f)	426	462
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	2,065
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	714	766
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,033
Texas Capital Bank NA, 5.25%, 1/31/26 (f)	1,135	1,233
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	340	376
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	1,071	1,206
Truist Bank, 0.79% (LIBOR03M+67bps), 5/15/27, Callable 10/8/21 @ 100 (b)	1,000	972
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	1,279	1,328
		64,398
Health Care (0.4%):
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,629
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	3,747	4,089
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,282	1,389
Duke University Health System, Inc., 2.60%, 6/1/30	850	886
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	2,836	3,567
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	427	439
		11,999
Industrials (0.6%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,784
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	853	910
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	382	392

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	$1,702	$1,835
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,990	2,064
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (g)	1,500	1,672
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,134	1,191
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	1,138	1,252
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	2,837	3,044
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,706	2,207
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,469
		18,820
Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	3,000	3,181
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	1,285	1,375
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	382	394
		4,950
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	680	706
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	356	390
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	994	1,095
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	1,137	1,265
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	647	689
		4,145
Real Estate (0.4%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	1,705	1,774
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	746	804
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,985	2,048
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	426	461
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	354	373
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	2,836	2,991
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,128
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	1,125	1,176
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	285
		11,040
Utilities (0.6%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,985	2,108
Alabama Power Co., 3.85%, 12/1/42	1,702	1,993
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	569	629
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,094
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	1,977
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	1,281	1,378
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,294	1,473
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	1,279	1,360
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	1,709	1,977
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	2,837	3,072
		18,061
Total Corporate Bonds (Cost $159,251)		170,425

Yankee Dollars (0.7%)
Energy (0.0%):(i)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	973	1,027

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (0.3%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	$812	$921
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	1,706	1,804
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	1,701	1,847
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,990	2,009
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,989	2,031
		8,612
Industrials (0.2%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	1,500	1,646
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	3,000	3,157
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	769	838
		5,641
Materials (0.2%):
Braskem Finance Ltd., 6.45%, 2/3/24	500	560
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,702	1,825
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	1,281	1,355
Teck Resources Ltd., 6.13%, 10/1/35	1,818	2,353
		6,093
Total Yankee Dollars (Cost $19,941)		21,373

U.S. Government Agency Mortgages (1.6%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46 - 4/1/48	7,764	8,269
3.00%, 6/1/46 - 6/1/47	34,726	36,699
4.00%, 7/1/48	1,767	1,892
		46,860
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,403	1,418

Government National Mortgage Association
6.50%, 4/15/24	2	2

Total U.S. Government Agency Mortgages (Cost $46,033)		48,280

U.S. Treasury Obligations (4.5%)
U.S. Treasury Bonds
3.13%, 8/15/44	19,200	23,673
2.38%, 11/15/49	10,000	11,006
U.S. Treasury Notes
1.63%, 11/15/22	20,000	20,364
1.63%, 4/30/23	29,000	29,706
2.75%, 11/15/23	1,000	1,055
2.25%, 11/15/25	5,000	5,332
1.63%, 2/15/26	37,000	38,500
2.38%, 5/15/27 (g)	6,100	6,605
Total U.S. Treasury Obligations (Cost $126,532)		136,241

Commercial Paper (0.6%)
Alliant Energy, 0.12%, 9/2/21 (a)(j)	2,000	2,000
Dow Chemical Co., 0.16%, 9/15/21 (j)	2,000	2,000
Duke Energy Corp., 0.11%, 9/7/21 (a)(j)	1,500	1,500
Hannover Funding Co. LLC, 0.16%, 9/1/21 (a)(j)	2,000	2,000
Northern Illinois Gas Co., 0.13%, 9/10/21 (j)	2,000	2,000
Ridgefield Funding Co. LLC, 0.08%, 9/3/21 (a)(j)	1,498	1,498
Sonoco Products Co., 0.13%, 9/1/21 (j)	2,000	2,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin Power & Light Co., 0.08%, 9/1/21 (j)	$4,000	$4,000
Total Commercial Paper (Cost $16,998)		16,998

Exchange-Traded Funds (49.4%)
Invesco DB Commodity Index Tracking Fund (e)	256,100	4,912
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	31,485
Invesco FTSE RAFI Emerging Markets ETF (f)	1,539,501	35,686
iShares 7-10 Year Treasury Bond ETF	341,652	40,031
iShares Core MSCI EAFE ETF	32,626	2,504
iShares Core MSCI Emerging Markets ETF	1,828,110	117,164
iShares Core S&P 500 ETF	440,882	200,033
iShares Core S&P Small-Cap ETF	448,958	50,449
iShares Core US Aggregate Bond ETF	800,590	92,917
iShares Core US REIT ETF (g)	184,539	11,489
iShares MSCI Canada ETF (f)	714,142	26,666
iShares MSCI International Momentum Factor ETF	1,164,448	46,042
iShares MSCI International Quality Factor ETF (f)	1,315,008	52,640
iShares Russell 2000 ETF (f)	22,999	5,196
JPMorgan BetaBuilders Canada ETF	160,445	10,421
Schwab Fundamental Emerging Markets Large Co. Index ETF (f)	2,206,197	71,591
Schwab Fundamental International Large Co. Index ETF	3,168,339	105,094
Schwab Fundamental International Small Co. Index ETF (f)	593,600	23,602
SPDR Gold Shares (e)(f)	46,476	7,887
SPDR S&P Emerging Markets SmallCap ETF	107,983	6,552
U.S. Oil Fund LP (e)(f)	134,220	6,448
Vanguard FTSE All-World ex-US ETF	885,471	56,174
Vanguard FTSE Developed Markets ETF	4,352,538	228,334
Vanguard Mid-Capital ETF (f)	30,077	7,451
Vanguard Mortgage-Backed Securities ETF (f)	104,857	5,612
Vanguard Real Estate ETF (f)	300,676	32,647
Vanguard S&P 500 ETF (g)	189,414	78,616
Vanguard Short-Term Bond ETF (f)	325,167	26,748
Vanguard Short-Term Corporate Bond ETF	186,391	15,415
Vanguard Small-Cap Value ETF (g)	96,209	16,775
Vanguard Total Bond Market ETF	424,389	36,693
Vanguard Total Stock Market ETF (g)	160,507	37,425
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund (f)	202,622	11,215
Xtrackers USD High Yield Corporate Bond ETF (f)	237,755	9,591
Total Exchange-Traded Funds (Cost $1,204,058)		1,511,505

Affiliated Exchange-Traded Funds (14.3%)
VictoryShares USAA Core Intermediate-Term Bond ETF	7,119,500	385,102
VictoryShares USAA Core Short-Term Bond ETF	969,310	50,346
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	68,000	3,423
Total Affiliated Exchange-Traded Funds (Cost $437,791)		438,871

Collateral for Securities Loaned^ (3.3%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (k)	66,148,895	66,149
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	34,973,427	34,973
Total Collateral for Securities Loaned (Cost $101,122)		101,122
Total Investments (Cost $2,610,879) — 101.6%		3,109,588
Liabilities in excess of other assets — (1.6)%		(48,149)
NET ASSETS - 100.00%		$3,061,439

At August 31, 2021, the Fund's investments in foreign securities were 27.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $57,499 (thousands) and amounted to 1.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2021.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 0.2% of net assets.
(i)	Amount represents less than 0.05% of net assets.
(j)	Rate represents the effective yield at August 31, 2021.
(k)	Rate disclosed is the daily yield on August 31, 2021.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	102	9/16/21	$20,019,856	$19,888,989	$(47,703)
Swiss Market Index Futures	250	9/17/21	32,902,491	33,887,615	1,570,925
					$1,523,222

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	103	9/17/21	$5,100,971	$5,084,761	$20,064
FTSE 100 Index Futures	298	9/17/21	29,790,753	29,069,624	(50,551)
Russell 2000 E-Mini Index Futures	80	9/17/21	9,136,305	9,084,800	51,505
Tokyo Price Index Futures	204	9/9/21	35,977,667	36,432,545	(541,925)
					$(520,907)

	Total unrealized appreciation				$1,642,494
	Total unrealized depreciation				(640,179)
	Total net unrealized appreciation (depreciation)				$1,002,315

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	8/31/2021	Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$257,355	$248,156	$(124,078)	$-	$-	$3,669	$385,102	$1,456
VictoryShares USAA Core Short-Term Bond ETF	50,302	-	-	-	-	44	50,346	201
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,503	-	-	-	-	(80)	3,423	77
	$311,160	$248,156	$(124,078)	$-	$-	$3,633	$438,871	$1,734

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (47.7%)
Communication Services (5.4%):
Activision Blizzard, Inc.	9,016	$743
Alphabet, Inc. Class A (a)	3,091	8,945
Alphabet, Inc. Class C (a)	2,961	8,614
AT&T, Inc.	44,561	1,222
Charter Communications, Inc. Class A (a)	1,764	1,441
Comcast Corp. Class A	49,729	3,018
Discovery, Inc. (a)	1,965	57
DISH Network Corp. Class A (a)(b)	603	26
Electronic Arts, Inc.	2,332	339
Facebook, Inc. Class A (a)	24,295	9,217
Fox Corp. Class A	4,287	160
Fox Corp. Class B	1,992	69
Live Nation Entertainment, Inc. (a)	1,845	160
Lumen Technologies, Inc. (b)	11,587	142
Netflix, Inc. (a)	4,641	2,642
News Corp. Class A	2,721	61
News Corp. Class B	364	8
Omnicom Group, Inc.	2,667	195
Take-Two Interactive Software, Inc. (a)	1,508	243
The Interpublic Group of Cos., Inc.	4,839	180
The Walt Disney Co. (a)	18,753	3,400
T-Mobile U.S., Inc. (a)	5,490	752
Twitter, Inc. (a)	7,251	468
Verizon Communications, Inc.	30,149	1,658
ViacomCBS, Inc. Class B	6,762	280
		44,040
Consumer Discretionary (5.7%):
Advance Auto Parts, Inc.	832	169
Amazon.com, Inc. (a)	4,335	15,046
Aptiv PLC (a)	2,354	358
AutoZone, Inc. (a)	255	395
Bath & Body Works, Inc.	2,727	184
Best Buy Co., Inc.	2,415	281
Booking Holdings, Inc. (a)	441	1,014
BorgWarner, Inc.	1,420	61
CarMax, Inc. (a)	2,090	262
Carnival Corp. (a)	2,980	72
Chipotle Mexican Grill, Inc. (a)	325	619
D.R. Horton, Inc.	3,030	290
Darden Restaurants, Inc.	1,633	246
Dollar General Corp.	2,615	583
Dollar Tree, Inc. (a)	1,591	144
Domino's Pizza, Inc.	408	211
eBay, Inc.	7,658	588
Etsy, Inc. (a)	754	163
Expedia Group, Inc. (a)	1,583	229
Ford Motor Co. (a)	48,980	638
Garmin Ltd.	1,580	276
General Motors Co. (a)	13,698	671
Genuine Parts Co.	1,110	136
Hanesbrands, Inc.	4,535	85
Hasbro, Inc.	1,600	157
Hilton Worldwide Holdings, Inc. (a)	3,015	376
Leggett & Platt, Inc.	859	42
Lennar Corp. Class A	2,669	286
Lennar Corp. Class B	1	—	(c)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LKQ Corp. (a)	3,837	$202
Lowe's Cos., Inc.	7,623	1,554
Marriott International, Inc. Class A (a)	2,953	399
McDonald's Corp.	7,151	1,698
MGM Resorts International	5,858	250
Mohawk Industries, Inc. (a)	618	122
Newell Brands, Inc.	4,177	106
NIKE, Inc. Class B	14,322	2,359
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,308	111
NVR, Inc. (a)	38	197
O'Reilly Automotive, Inc. (a)	961	571
PulteGroup, Inc.	2,360	127
PVH Corp. (a)	928	97
Ralph Lauren Corp.	420	49
Ross Stores, Inc.	3,683	436
Royal Caribbean Cruises Ltd. (a)	2,549	211
Starbucks Corp.	12,390	1,456
Tapestry, Inc. (a)	3,021	122
Target Corp. (d)	5,209	1,287
Tesla, Inc. (a)	7,213	5,307
The Gap, Inc.	2,315	62
The Home Depot, Inc.	11,047	3,603
The TJX Cos., Inc.	11,818	859
Tractor Supply Co.	1,578	307
Ulta Beauty, Inc. (a)	550	213
Under Armour, Inc. Class A (a)	2,357	55
Under Armour, Inc. Class C (a)	2,104	42
VF Corp.	3,213	246
Victoria's Secret & Co. (a)	1	—	(c)
Whirlpool Corp.	792	175
Wynn Resorts Ltd. (a)	1,047	106
Yum! Brands, Inc.	3,711	486
		46,397
Consumer Staples (2.7%):
Altria Group, Inc.	18,982	953
Archer-Daniels-Midland Co.	6,080	365
Brown-Forman Corp. Class B	2,315	163
Campbell Soup Co.	2,319	97
Church & Dwight Co., Inc.	2,959	248
Colgate-Palmolive Co.	5,736	447
Conagra Brands, Inc.	6,489	215
Constellation Brands, Inc. Class A	1,572	332
Costco Wholesale Corp.	4,892	2,228
General Mills, Inc.	6,777	392
Hormel Foods Corp.	2,891	132
Kellogg Co.	2,529	160
Kimberly-Clark Corp.	2,741	378
McCormick & Co., Inc.	2,942	254
Molson Coors Beverage Co. Class B	2,045	97
Mondelez International, Inc. Class A	16,326	1,013
Monster Beverage Corp. (a)	3,965	387
PepsiCo, Inc.	11,883	1,858
Philip Morris International, Inc.	16,390	1,688
Sysco Corp.	5,774	460
The Clorox Co.	1,311	220
The Coca-Cola Co.	27,653	1,557
The Estee Lauder Cos., Inc.	2,324	791
The Hershey Co.	1,885	335
The J.M. Smucker Co.	828	102
The Kraft Heinz Co.	6,993	252

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kroger Co.	8,771	$404
The Procter & Gamble Co.	24,735	3,522
Tyson Foods, Inc. Class A	2,142	168
Walgreens Boots Alliance, Inc.	7,770	394
Walmart, Inc.	13,998	2,073
		21,685
Energy (1.2%):
Baker Hughes Co.	8,513	194
Cabot Oil & Gas Corp.	2,120	34
Chevron Corp.	21,588	2,089
ConocoPhillips	15,168	842
Devon Energy Corp.	4,751	140
Diamondback Energy, Inc.	2,111	163
EOG Resources, Inc.	4,759	321
Exxon Mobil Corp.	40,045	2,183
Halliburton Co.	9,010	180
Hess Corp.	2,683	184
Kinder Morgan, Inc.	19,808	322
Marathon Oil Corp.	10,479	123
Marathon Petroleum Corp.	8,076	479
NOV, Inc. (a)	4,819	64
Occidental Petroleum Corp.	6,234	160
ONEOK, Inc.	5,513	290
Phillips 66	2,813	200
Pioneer Natural Resources Co.	2,039	305
Schlumberger Ltd.	18,134	509
The Williams Cos., Inc.	14,342	354
Valero Energy Corp.	4,188	278
		9,414
Financials (5.4%):
Aflac, Inc.	6,526	370
American Express Co.	7,083	1,175
American International Group, Inc.	10,328	563
Ameriprise Financial, Inc.	1,259	344
Aon PLC Class A	2,698	774
Arthur J. Gallagher & Co.	2,370	340
Assurant, Inc.	653	111
Bank of America Corp.	80,700	3,369
Berkshire Hathaway, Inc. Class B (a)	18,026	5,151
BlackRock, Inc.	1,475	1,391
Capital One Financial Corp.	4,854	806
Cboe Global Markets, Inc.	680	86
Chubb Ltd.	4,174	768
Cincinnati Financial Corp.	1,898	234
Citigroup, Inc.	21,251	1,528
Citizens Financial Group, Inc.	5,249	230
CME Group, Inc.	3,122	630
Comerica, Inc.	1,808	134
Discover Financial Services	3,983	511
Everest Re Group Ltd.	440	117
Fifth Third Bancorp	8,885	345
First Republic Bank	833	166
Franklin Resources, Inc.	2,567	83
Globe Life, Inc.	1,211	116
Huntington Bancshares, Inc.	12,687	197
Intercontinental Exchange, Inc.	5,422	648
Invesco Ltd.	4,735	120
JPMorgan Chase & Co.	32,894	5,261
KeyCorp	12,202	248

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lincoln National Corp.	1,769	$121
Loews Corp.	3,046	170
M&T Bank Corp.	1,592	223
Marsh & McLennan Cos., Inc.	5,030	791
MetLife, Inc.	8,569	531
Moody's Corp.	1,624	618
Morgan Stanley	14,869	1,553
MSCI, Inc.	992	630
Nasdaq, Inc.	1,159	227
Northern Trust Corp. (e)	1,926	228
People's United Financial, Inc.	5,272	87
Principal Financial Group, Inc.	2,476	165
Prudential Financial, Inc.	4,971	526
Raymond James Financial, Inc.	1,326	186
Regions Financial Corp.	9,790	200
S&P Global, Inc.	2,529	1,122
State Street Corp.	3,118	290
SVB Financial Group (a)	645	361
Synchrony Financial	6,793	338
T. Rowe Price Group, Inc.	2,189	490
The Allstate Corp.	3,329	450
The Bank of New York Mellon Corp.	8,002	442
The Charles Schwab Corp.	15,986	1,165
The Goldman Sachs Group, Inc.	3,240	1,340
The Hartford Financial Services Group, Inc.	2,900	195
The PNC Financial Services Group, Inc.	4,807	919
The Progressive Corp.	5,434	524
The Travelers Cos., Inc.	3,045	486
Truist Financial Corp.	14,396	821
U.S. Bancorp	14,810	850
Unum Group	2,526	67
W.R. Berkley Corp.	1,826	138
Wells Fargo & Co.	37,277	1,704
Willis Towers Watson PLC	1,546	341
Zions Bancorp NA	2,017	117
		44,232
Health Care (6.3%):
Abbott Laboratories	18,379	2,323
AbbVie, Inc.	17,884	2,160
ABIOMED, Inc. (a)	568	207
Agilent Technologies, Inc.	4,127	724
Align Technology, Inc. (a)	809	574
AmerisourceBergen Corp.	1,410	172
Amgen, Inc.	6,365	1,435
Anthem, Inc.	2,398	900
Baxter International, Inc.	4,106	313
Becton, Dickinson & Co.	2,074	522
Biogen, Inc. (a)	1,601	543
Bio-Rad Laboratories, Inc. Class A (a)	83	67
Boston Scientific Corp. (a)	12,299	555
Bristol-Myers Squibb Co.	23,723	1,586
Cardinal Health, Inc.	2,538	133
Catalent, Inc. (a)	1,060	138
Centene Corp. (a)	5,336	336
Cerner Corp.	2,787	213
Cigna Corp.	3,968	840
CVS Health Corp.	13,617	1,176
Danaher Corp.	6,992	2,267
DaVita, Inc. (a)	972	127
DENTSPLY SIRONA, Inc.	2,714	167

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DexCom, Inc. (a)	1,007	$533
Edwards Lifesciences Corp. (a)	6,150	721
Eli Lilly & Co.	8,712	2,250
Gilead Sciences, Inc. (d)	12,961	943
HCA Healthcare, Inc.	2,625	664
Henry Schein, Inc. (a)	1,136	86
Hologic, Inc. (a)	2,461	195
Humana, Inc.	1,376	558
IDEXX Laboratories, Inc. (a)	1,036	698
Illumina, Inc. (a)	1,477	675
Incyte Corp. (a)	483	37
Intuitive Surgical, Inc. (a)	1,235	1,301
IQVIA Holdings, Inc. (a)	1,890	491
Johnson & Johnson (d)	23,923	4,142
Laboratory Corp. of America Holdings (a)	1,063	322
McKesson Corp.	1,670	341
Medtronic PLC	11,850	1,582
Merck & Co., Inc.	23,177	1,768
Mettler-Toledo International, Inc. (a)	250	388
Moderna, Inc. (a)	2,403	905
Organon & Co.	2,317	79
PerkinElmer, Inc.	1,164	215
Pfizer, Inc.	66,312	3,055
Quest Diagnostics, Inc.	1,226	187
Regeneron Pharmaceuticals, Inc. (a)	873	588
ResMed, Inc.	1,423	413
STERIS PLC	864	186
Stryker Corp.	3,361	931
Teleflex, Inc.	536	212
The Cooper Cos., Inc.	445	201
Thermo Fisher Scientific, Inc.	4,163	2,310
UnitedHealth Group, Inc.	10,015	4,169
Universal Health Services, Inc. Class B	844	131
Vertex Pharmaceuticals, Inc. (a)	2,479	497
Viatris, Inc.	14,077	206
Waters Corp. (a)	690	286
West Pharmaceutical Services, Inc.	489	221
Zimmer Biomet Holdings, Inc.	1,629	245
Zoetis, Inc.	4,796	981
		51,191
Industrials (4.0%):
3M Co.	6,795	1,323
Alaska Air Group, Inc. (a)	1,550	89
Allegion PLC	880	127
American Airlines Group, Inc. (a)	7,471	149
AMETEK, Inc.	2,905	395
AO Smith Corp.	1,795	131
C.H. Robinson Worldwide, Inc.	779	70
Carrier Global Corp.	7,990	460
Caterpillar, Inc.	6,025	1,270
Cintas Corp.	1,066	422
Copart, Inc. (a)	2,286	330
CSX Corp.	24,039	782
Cummins, Inc.	1,364	322
Deere & Co.	3,919	1,482
Delta Air Lines, Inc. (a)	7,217	292
Dover Corp.	1,435	250
Eaton Corp. PLC	4,316	727
Emerson Electric Co.	5,920	625
Equifax, Inc.	1,334	363

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Expeditors International of Washington, Inc.	1,610	$201
Fastenal Co.	5,972	334
FedEx Corp.	2,126	565
Fortive Corp.	2,506	185
Fortune Brands Home & Security, Inc.	1,743	170
General Dynamics Corp.	1,726	346
General Electric Co.	11,822	1,246
Honeywell International, Inc.	7,574	1,756
Howmet Aerospace, Inc.	3,713	118
Huntington Ingalls Industries, Inc.	470	96
IDEX Corp.	757	170
IHS Markit Ltd.	3,349	404
Illinois Tool Works, Inc.	3,048	710
Ingersoll Rand, Inc. (a)(d)	4,166	221
J.B. Hunt Transport Services, Inc.	757	134
Jacobs Engineering Group, Inc.	1,348	182
Johnson Controls International PLC	6,676	499
Kansas City Southern	960	269
L3Harris Technologies, Inc.	2,683	625
Lockheed Martin Corp.	2,228	802
Masco Corp.	2,915	177
Nielsen Holdings PLC	4,460	96
Norfolk Southern Corp.	2,671	677
Northrop Grumman Corp.	1,594	586
Old Dominion Freight Line, Inc.	1,111	321
Otis Worldwide Corp.	3,056	282
PACCAR, Inc.	3,278	268
Parker-Hannifin Corp.	1,216	361
Pentair PLC	909	70
Quanta Services, Inc.	1,444	147
Raytheon Technologies Corp.	14,809	1,255
Republic Services, Inc. (d)	2,086	259
Robert Half International, Inc.	1,284	133
Rockwell Automation, Inc.	1,436	467
Roper Technologies, Inc.	1,322	639
Snap-on, Inc.	594	134
Southwest Airlines Co. (a)	6,366	317
Stanley Black & Decker, Inc.	1,786	345
Teledyne Technologies, Inc. (a)	398	184
Textron, Inc.	2,070	150
The Boeing Co. (a)	5,520	1,212
Trane Technologies PLC	2,877	571
TransDigm Group, Inc. (a)	593	360
Union Pacific Corp.	7,288	1,580
United Airlines Holdings, Inc. (a)	3,768	175
United Parcel Service, Inc. Class B	7,664	1,499
United Rentals, Inc. (a)	750	264
Verisk Analytics, Inc.	1,450	293
W.W. Grainger, Inc.	582	252
Waste Management, Inc.	3,869	600
Westinghouse Air Brake Technologies Corp.	1,745	157
Xylem, Inc.	1,548	211
		32,684
Information Technology (13.3%):
Accenture PLC Class A	6,903	2,323
Adobe, Inc. (a)	4,939	3,278
Advanced Micro Devices, Inc. (a)	14,361	1,590
Akamai Technologies, Inc. (a)	1,627	184
Amphenol Corp. Class A	5,984	459
Analog Devices, Inc.	5,732	934

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ANSYS, Inc. (a)	796	$291
Apple, Inc.	166,329	25,254
Applied Materials, Inc.	10,258	1,386
Arista Networks, Inc. (a)	591	218
Autodesk, Inc. (a)	2,385	740
Automatic Data Processing, Inc.	4,190	876
Broadcom, Inc.	4,130	2,053
Broadridge Financial Solutions, Inc.	1,502	259
Cadence Design Systems, Inc. (a)	2,583	422
CDW Corp.	1,428	286
Cisco Systems, Inc.	44,288	2,614
Citrix Systems, Inc.	1,327	136
Cognizant Technology Solutions Corp. Class A	5,181	395
Corning, Inc.	8,056	322
DXC Technology Co. (a)	3,194	117
F5 Networks, Inc. (a)	561	114
Fidelity National Information Services, Inc.	3,275	418
Fiserv, Inc. (a)	6,030	710
FleetCor Technologies, Inc. (a)	223	59
Fortinet, Inc. (a)	1,459	460
Gartner, Inc. (a)	1,089	336
Global Payments, Inc.	3,409	554
Hewlett Packard Enterprise Co.	12,525	194
HP, Inc.	13,953	415
Intel Corp.	40,409	2,185
International Business Machines Corp.	5,693	799
Intuit, Inc.	2,547	1,442
IPG Photonics Corp. (a)	466	80
Juniper Networks, Inc.	2,447	71
Keysight Technologies, Inc. (a)	2,383	427
KLA Corp.	1,555	529
Lam Research Corp.	1,595	965
Mastercard, Inc. Class A	9,019	3,123
Microchip Technology, Inc.	2,724	429
Micron Technology, Inc. (a)	10,918	805
Microsoft Corp. (d)	77,209	23,308
Motorola Solutions, Inc.	1,485	363
NetApp, Inc.	2,488	221
NortonLifeLock, Inc.	2,608	69
NVIDIA Corp.	25,972	5,814
Oracle Corp.	21,240	1,893
Paychex, Inc.	2,957	338
Paycom Software, Inc. (a)	617	302
PayPal Holdings, Inc. (a)	12,173	3,514
Qorvo, Inc. (a)	1,188	223
QUALCOMM, Inc.	12,125	1,779
salesforce.com, Inc. (a)	9,354	2,481
Seagate Technology Holdings PLC	2,345	205
ServiceNow, Inc. (a)(d)	2,007	1,292
Skyworks Solutions, Inc.	1,128	207
Synopsys, Inc. (a)	1,398	464
TE Connectivity Ltd.	3,470	521
Teradyne, Inc.	945	115
Texas Instruments, Inc.	8,950	1,709
The Western Union Co.	3,004	65
VeriSign, Inc. (a)	817	177
Visa, Inc. Class A	16,996	3,894
Western Digital Corp. (a)	3,265	206
Xerox Holdings Corp.	1	—	(c)
Xilinx, Inc.	2,527	393

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. (a)	706	$415
		108,220
Materials (1.3%):
Air Products & Chemicals, Inc.	2,193	591
Albemarle Corp.	1,201	284
Amcor PLC	17,474	225
Avery Dennison Corp.	906	204
Ball Corp.	3,726	358
Celanese Corp.	1,286	204
CF Industries Holdings, Inc.	2,763	125
Corteva, Inc.	8,159	359
Dow, Inc.	9,091	572
DuPont de Nemours, Inc.	6,803	504
Eastman Chemical Co.	1,432	162
Ecolab, Inc.	2,743	618
FMC Corp.	1,425	133
Freeport-McMoRan, Inc.	15,889	578
International Flavors & Fragrances, Inc.	2,366	358
International Paper Co.	4,916	295
Linde PLC	5,503	1,731
LyondellBasell Industries NV Class A	2,696	271
Martin Marietta Materials, Inc.	721	275
Newmont Corp.	9,032	524
Nucor Corp.	2,642	311
Packaging Corp. of America	736	112
PPG Industries, Inc.	2,183	348
Sealed Air Corp.	1,340	82
The Mosaic Co.	4,580	147
The Sherwin-Williams Co.	2,769	841
Vulcan Materials Co.	1,213	225
Westrock Co.	2,863	149
		10,586
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	1,101	227
American Tower Corp.	4,297	1,255
AvalonBay Communities, Inc.	740	170
Boston Properties, Inc.	1,758	199
CBRE Group, Inc. Class A (a)	3,167	305
Crown Castle International Corp.	5,001	974
Digital Realty Trust, Inc.	2,408	395
Duke Realty Corp.	4,814	253
Equinix, Inc.	1,002	845
Equity Residential	2,215	186
Essex Property Trust, Inc.	290	96
Extra Space Storage, Inc.	1,147	214
Federal Realty Investment Trust	884	108
Healthpeak Properties, Inc.	4,797	173
Host Hotels & Resorts, Inc. (a)	8,818	146
Iron Mountain, Inc. (b)	3,600	172
Kimco Realty Corp.	5,368	117
Mid-America Apartment Communities, Inc.	1,273	245
Prologis, Inc.	7,489	1,008
Public Storage	1,221	395
Realty Income Corp.	3,322	240
Regency Centers Corp.	1,923	132
SBA Communications Corp.	1,109	398
Simon Property Group, Inc.	3,796	510
UDR, Inc.	3,662	198
Ventas, Inc.	4,666	261

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Vornado Realty Trust	1,244	$52
Welltower, Inc.	4,568	400
Weyerhaeuser Co.	6,892	248
		9,922
Utilities (1.2%):
Alliant Energy Corp.	3,054	186
Ameren Corp.	2,468	217
American Electric Power Co., Inc. (d)	4,277	383
American Water Works Co., Inc.	2,297	419
CenterPoint Energy, Inc. (b)	6,318	159
CMS Energy Corp.	3,607	231
Consolidated Edison, Inc. (d)	1,808	136
Dominion Energy, Inc.	4,760	371
DTE Energy Co.	2,162	260
Duke Energy Corp. (d)	6,693	700
Edison International	4,086	236
Entergy Corp.	2,505	277
Evergy, Inc. (d)	2,714	186
Eversource Energy (d)	3,443	312
Exelon Corp.	10,726	526
FirstEnergy Corp.	5,729	223
NextEra Energy, Inc. (d)	21,138	1,775
NiSource, Inc.	4,671	115
NRG Energy, Inc.	2,789	127
PPL Corp.	8,145	239
Public Service Enterprise Group, Inc.	6,188	396
Sempra Energy	2,344	310
The AES Corp.	6,122	146
The Southern Co. (d)	9,551	628
WEC Energy Group, Inc. (d)	4,007	379
Xcel Energy, Inc. (d)	6,662	458
		9,395
Total Common Stocks (Cost $113,338)		387,766

Municipal Bonds (52.5%)
Alabama (0.2%):
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	$1,000	1,476

Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	500	585

Arizona (2.0%):
Arizona IDA Revenue
4.00%, 7/1/41, Continuously Callable @100	400	467
5.00%, 7/1/47, Continuously Callable @100	1,000	1,192
4.00%, 7/1/52, Continuously Callable @100	840	961
Series A, 4.00%, 7/1/51, Continuously Callable @100	750	863
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,476
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100	425	477
4.00%, 2/15/46, Continuously Callable @100	345	383
4.00%, 2/15/51, Continuously Callable @100	300	332
Maricopa County IDA Revenue
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	624
Series A, 4.00%, 7/1/46, Continuously Callable @100	735	862
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,211
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,533

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/56, Continuously Callable @100	$1,000	$1,148
Pima Country IDA Revenue, 4.00%, 4/1/46, Continuously Callable @100 (f)	2,000	2,349
Pima County IDA Revenue, 5.00%, 6/15/47, Continuously Callable @100 (g)	1,000	1,018
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,114
		16,010
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	1,150

California (2.3%):
California Statewide Communities Development Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Pre-refunded 11/15/24 @ 100	1,000	1,153
City & County of San Francisco Revenue (LIQ-Deutsche Bank A.G.), Series DBE-8059, 0.46%, 12/1/52, Callable 12/1/21 @ 100 (g)(h)	6,000	6,000
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,350
Sacramento City Financing Authority Revenue (LIQ-Deutsche Bank A.G.), Series XG0100, 0.09%, 12/1/33 (g)(h)	600	600
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	1,000	1,065
5.00%, 8/1/45, Continuously Callable @100	1,000	1,160
Sutter Butte Flood Agency Special Assessment (INS-Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,168
Twin Rivers Unified School District, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @ 100	1,500	1,674
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,164
West Contra Costa Unified School District, GO (INS-National Public Finance Guarantee Corp.), 8/1/34 (i)	4,435	3,532
		18,866
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,232
5.00%, 4/1/48, Continuously Callable @100	710	859
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,036
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,172
4.00%, 12/1/50, Continuously Callable @103	1,000	1,136
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	1,147
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,166
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,282
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	289
5.00%, 12/1/45, Continuously Callable @100	1,000	1,147
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,206
		12,672

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Connecticut (0.6%):
Connecticut State Health & Educational Facilities Authority Revenue, Series T, 4.00%, 7/1/55, Continuously Callable @100	$1,000	$1,132
Mashantucket Western Pequot Tribe Revenue, 6.05%, 7/1/31, (j)	4,889	733
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,907
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,243
		5,015
District of Columbia (0.1%):
District of Columbia Revenue, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	1,100	1,144

Florida (2.7%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100	300	373
5.00%, 8/1/55, Continuously Callable @100	400	487
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,162
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,052
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	1,500	1,647
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/51, Continuously Callable @100	1,500	1,769
4.00%, 10/1/51, Continuously Callable @100	2,000	2,358
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100 (f)	1,000	1,172
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,390
County of St. Lucie Revenue, 0.01%, 9/1/28, Continuously Callable @100 (h)	100	100
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,147
Lee County IDA Revenue, 5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	645	695
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,806
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100 (f)	500	582
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	816
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100 (g)	830	923
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (g)	1,000	1,100
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,505	1,566
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,169
		22,314
Georgia (3.1%):
Appling County Development Authority Revenue
0.03%, 9/1/29, Continuously Callable @100 (h)	1,500	1,500
0.03%, 9/1/41, Continuously Callable @100 (h)	1,600	1,600
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 (f)	575	672
Development Authority of Heard County Revenue, 0.04%, 9/1/26, Continuously Callable @100 (h)	1,600	1,600

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	$2,000	$2,305
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,197
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37, Continuously Callable @100	1,300	1,572
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	425	482
Private Colleges & Universities Authority Revenue
4.00%, 6/1/45, Continuously Callable @100	750	864
4.00%, 10/1/50, Continuously Callable @100	1,250	1,474
The Burke County Development Authority Revenue, Series 1, 0.02%, 7/1/49, Continuously Callable @100 (h)	3,800	3,800
The Burke County Development Authority Revenue (NBGA-Southern Co.), 0.02%, 11/1/52, Continuously Callable @100 (h)	900	900
The Development Authority of Monroe County Revenue, 0.03%, 11/1/48, Continuously Callable @100 (h)	3,165	3,165
Valdosta Housing Authority Revenue (LIQ-Deutsche Bank A.G.), Series 2020-XF1089, 0.27%, 4/1/60, Callable 4/1/35 @ 100 (g)(h)	3,900	3,900
		25,031
Guam (0.2%):
Antonio B Won Pat International Airport Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @ 100	750	831
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,095
		1,926
Illinois (4.4%):
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,217
Chicago Board of Education, GO (LIQ-Deutsche Bank A.G.), Series 2017-XM0188, 0.12%, 12/1/39, Callable 12/1/21 @ 100, (g)(h)	1,000	1,000
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,176
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,194
Chicago O'Hare International Airport Revenue (INS-Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,065
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,457
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	2,265
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,101
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,188
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,124
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,205
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,228
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,151
Illinois Finance Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/1/30, Continuously Callable @100	$1,000	$1,091
5.00%, 5/15/37, Continuously Callable @100	1,000	1,147
5.00%, 5/15/40, Continuously Callable @100	1,275	1,440
5.00%, 8/15/44, Continuously Callable @100	1,000	1,156
5.00%, 10/1/44, Continuously Callable @100	1,000	1,260
5.00%, 5/15/45, Continuously Callable @100	1,000	1,128
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,133
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,091
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	54
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,122
Northern Illinois University Revenue
4.00%, 10/1/37, Continuously Callable @100	550	656
4.00%, 10/1/39, Continuously Callable @100	425	502
Northern Illinois University Revenue (INS-Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	695
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,133
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,474
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	225	290
Series A, 5.00%, 3/1/46, Continuously Callable @100	1,000	1,248
Series B, 4.00%, 10/1/32, Continuously Callable @100	2,300	2,733
		35,724
Indiana (0.6%):
Evansville Redevelopment Authority Revenue (INS-Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,110
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,000	1,101
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	1,000	1,101
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,709
		5,021
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,166

Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (g)	1,000	1,174
City of Lawrence Revenue
5.00%, 7/1/43, Continuously Callable @100	1,500	1,799
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,500	1,705
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103	750	841
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,012
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,414
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,168
		9,113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky (0.7%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	$1,000	$1,159
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	1,000	1,168
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100	750	880
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,024
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,230
		5,461
Louisiana (2.5%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,168
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	576
City of Shreveport Water & Sewer Revenue (INS-Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,136
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,792
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,224
5.00%, 10/1/43, Continuously Callable @100	1,000	1,213
4.00%, 10/1/46, Continuously Callable @100	1,000	1,124
Louisiana Public Facilities Authority Revenue
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	1,000	1,192
4.00%, 10/1/51, Continuously Callable @100	1,175	1,374
5.00%, 7/1/52, Continuously Callable @100	1,000	1,173
4.00%, 1/1/56, Continuously Callable @100	1,000	1,076
Louisiana Public Facilities Authority Revenue (INS-Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,141
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,644
Parish of St. James Revenue, Series A-1, 0.08%, 11/1/40, Continuously Callable @100 (h)	1,500	1,500
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,837
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,076
		20,246
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,074
Series A, 4.00%, 7/1/50, Continuously Callable @100	1,175	1,367
		2,441
Maryland (0.2%):
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	1,100	1,267

Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,112
5.25%, 11/15/41, Pre-refunded 11/15/23 @ 100	1,000	1,112

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/46, Continuously Callable @100	$1,000	$1,178
4.00%, 7/1/51, Continuously Callable @100	1,500	1,736
5.00%, 10/1/57, Continuously Callable @105 (g)	1,000	1,089
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,250
Series A, 5.50%, 7/1/44, Continuously Callable @100	500	510
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,954
Series B, 4.00%, 7/1/50, Continuously Callable @100	850	982
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,138
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,061
		13,122
Michigan (1.4%):
City of Wyandotte Electric System Revenue (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,139
Detroit Downtown Development Authority Tax Allocation (INS-Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,944
Jackson Public Schools, GO (NBGA-Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,235
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,227
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable @103	500	553
Lincoln Consolidated School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,491
Livonia Public Schools, GO (INS-Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,182
Michigan Finance Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	1,000	1,126
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,138
		11,035
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,192
5.00%, 11/15/47, Continuously Callable @100	1,000	1,219
		2,411
Missouri (1.0%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100	750	864
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 2/1/48, Continuously Callable @100	1,500	1,679
4.00%, 2/15/51, Continuously Callable @100	480	558
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	1,270	1,407
4.00%, 2/15/49, Continuously Callable @100	250	287
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,143
St. Louis Municipal Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, , Continuously Callable @100	1,000	1,198
5.00%, 10/1/49, Continuously Callable @100	1,000	1,222
		8,358

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	$485	$570

Nebraska (0.1%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,160

Nevada (0.6%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,208
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,731
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,733
		4,672
New Jersey (2.8%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/29, Continuously Callable @100	1,000	1,034
5.00%, 6/15/42, Continuously Callable @100	2,000	2,407
5.00%, 6/15/43, Continuously Callable @100	1,000	1,235
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,119
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,204
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,231
New Jersey Economic Development Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	598
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,198
New Jersey Educational Facilities Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	1,160
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,201
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,245
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,105
Series AA, 4.00%, 6/15/50, Continuously Callable @100	1,000	1,156
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,175
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,405
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	2,250	2,591
The Atlantic County Improvement Authority Revenue, 4.00%, 7/1/53, Continuously Callable @100	750	882
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	609
		22,555
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,701

New York (1.4%):
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,064
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	899
5.50%, 10/1/37	1,500	2,248

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.80%, 9/15/69, Continuously Callable @100	$1,000	$1,033
New York State Dormitory Authority Revenue
Series A, 4.00%, 3/15/47, Continuously Callable @100	2,000	2,350
Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	2,287
New York State Dormitory Authority Revenue (INS-AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,795
		11,676
North Carolina (0.4%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100	1,000	1,182
5.00%, 1/1/49, Continuously Callable @104	1,500	1,687
		2,869
North Dakota (0.3%):
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,187
University of North Dakota Certificate Participation, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	1,148
		2,335
Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	837
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	797
		1,634
Oklahoma (0.8%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,348
Garfield County Industrial Authority Revenue, 0.11%, 1/1/25, Callable 10/6/21 @ 100 (d)(h)	2,000	2,000
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,234
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	1,175
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	857
		6,614
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	1,161
Oregon State Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,157
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,250	1,408
		3,726
Pennsylvania (5.6%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,705
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,391
5.00%, 4/1/47, Continuously Callable @100	1,000	1,212
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,154
Berks County IDA Revenue
5.00%, 5/15/43, Continuously Callable @102	350	398
5.00%, 11/1/50, Continuously Callable @100	1,500	1,657
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,117

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	$1,125	$1,282
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,693
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,109
City of Erie Higher Education Building Authority Revenue, 5.00%, 5/1/47, Continuously Callable @100	1,050	1,317
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,238
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,217
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,144
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,724
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,135
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100	800	866
Montgomery County IDA Revenue
5.25%, 1/15/45, Continuously Callable @100	1,000	1,129
4.00%, 10/1/46, Continuously Callable @100	625	738
4.00%, 10/1/51, Continuously Callable @100	825	965
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	693
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	1,105
5.00%, 8/15/43, Continuously Callable @100	1,000	1,208
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103	1,000	1,114
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,000	1,176
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46, Continuously Callable @100	1,575	1,851
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,168
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,220
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,256
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,143
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,000	1,168
Series B, 4.00%, 12/1/51, Continuously Callable @100 (f)	1,000	1,172
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,256
Reading School District, GO (INS-Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,817
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,200
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,241
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,721
		45,700
Puerto Rico (0.1%):
Commonwealth of Puerto Rico, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,027

Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	$1,000	$1,182
		1,222
South Carolina (0.6%):
Patriots Energy Group Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @100	500	583
Series A, 4.00%, 6/1/51, Continuously Callable @100	600	696
Piedmont Municipal Power Agency Revenue (INS-Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,009
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,000	1,180
4.00%, 4/1/49, Continuously Callable @103	620	668
		5,136
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,852
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,116
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,000	1,153
5.00%, 7/1/46, Continuously Callable @100	1,000	1,172
5.00%, 10/1/48, Continuously Callable @100	500	606
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,171
		7,070
Texas (8.0%):
Arlington Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,487
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,501
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,114
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	1,104
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,153
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,124
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,217
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100 (f)	1,000	1,171
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,123
5.00%, 9/1/40, Continuously Callable @100	1,000	1,122
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,207
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,119
City of Lewisville Special Assessment (INS-ACA Financial Guaranty Corp.), 5.80%, 9/1/25 (d)	3,420	3,604
City of Lubbock Texas Electric Light & Power System Revenue, 4.00%, 4/15/51, Continuously Callable @100 (f)	2,500	2,884
Clifton Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/39, Continuously Callable @100	$1,000	$1,128
4.00%, 8/15/44, Continuously Callable @100	1,000	1,163
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,708
Everman Independent School District, GO (NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,754
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	2,330
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,053
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,110
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,100	1,223
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,101
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100	350	398
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,055
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100 (k)	1,000	793
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,866
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	855
New Hope Cultural Education Facilities Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	275
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,662
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,137
Port of Port Arthur Navigation District Revenue
0.08%, 11/1/40, Continuously Callable @100 (d)(h)	4,650	4,650
Series B, 0.02%, 4/1/40, Continuously Callable @100 (h)	5,100	5,100
Series C, 0.03%, 4/1/40, Continuously Callable @100 (h)	3,400	3,400
Princeton Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,233
Prosper Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,238
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	1,149
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,160
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	925
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	978
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,832

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	$1,000	$1,183
		65,389
Utah (0.1%):
Utah Charter School Finance Authority Revenue, Series A, 4.00%, 10/15/46, Continuously Callable @100	860	1,007

Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Continuously Callable @100	1,000	1,131

Washington (0.8%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,160
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	1,139
5.00%, 1/1/47, Continuously Callable @100	1,000	1,184
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,272
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102 (g)	1,000	1,185
Series A-1, 3.50%, 12/20/35	299	350
		6,290
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,733

Wisconsin (1.3%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,230
4.00%, 1/1/45, Continuously Callable @100	1,440	1,657
Series A, 4.00%, 10/1/47, Continuously Callable @100	1,000	1,176
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,748
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,697
Public Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	723
Wisconsin Health & Educational Facilities Authority Revenue
5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,082
5.00%, 9/15/45, Continuously Callable @100	1,000	1,067
		10,380
Total Municipal Bonds (Cost $401,720)		427,151

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 0.04%, 1/27/22 (l)	700	700
Total U.S. Treasury Obligations (Cost $700)		700

Collateral for Securities Loaned^ (0.1%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	588,005	588
Total Collateral for Securities Loaned (Cost $588)		588
Total Investments (Cost $516,346) — 100.4%		816,205
Liabilities in excess of other assets — (0.4)%		(3,092)
NET ASSETS - 100.00%		$813,113

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed-delivery and/or when-issued securities.
(e)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $17,989 (thousands) and amounted to 2.2% of net assets.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Zero-coupon bond.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 0.1% of net assets.
(k)	Defaulted security
(l)	Rate represents the effective yield at August 31, 2021.
(m)	Rate disclosed is the daily yield on August 31, 2021.

AMBAC—American Municipal Bond Assurance Corporation
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	16	9/20/21	$3,474,320	$3,616,400	$142,080

	Total unrealized appreciation				$142,080
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$142,080

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Managed Allocation Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.9%)
iShares Core S&P 500 ETF	368,442	$167,166
Vanguard Total World Stock ETF	4,741,204	505,460
Total Exchange-Traded Funds (Cost $548,567)		672,626

Total Investments (Cost $548,567) — 99.9%		672,626
Other assets in excess of liabilities — 0.1%		519
NET ASSETS - 100.00%		$673,145

At August 31, 2021, the Fund’s investments in foreign securities were 75.1% of net assets.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Brazil (5.3%):

Consumer Discretionary (1.1%):
Lojas Quero Quero SA	345,500	$1,327
MRV Engenharia e Participacoes SA	141,800	375
Petrobras Distribuidora SA	1,237,300	6,507
		8,209
Consumer Staples (0.4%):
Sendas Distribuidora SA	115,685	376
SLC Agricola SA	289,700	2,283
		2,659
Energy (0.3%):
Petro Rio SA (a)	128,700	477
Petroleo Brasileiro SA, ADR	173,238	1,878
		2,355
Financials (0.9%):
Banco Bradesco SA, ADR	638,001	2,858
Banco do Brasil SA	508,495	2,993
Banco do Estado do Rio Grande do Sul SA Preference Shares	151,900	367
Porto Seguro SA	34,400	380
		6,598
Industrials (1.0%):
CCR SA	916,020	2,170
Randon SA Implementos e Participacoes Preference Shares	930,400	2,086
SIMPAR SA	1,033,156	2,967
		7,223
Information Technology (0.7%):
Cielo SA	648,400	360
Pagseguro Digital Ltd. Class A (a)	76,660	4,559
		4,919
Materials (0.8%):
Dexco SA	489,600	1,952
Vale SA	202,600	3,867
		5,819
Utilities (0.1%):
Equatorial Energia SA	81,700	402
Omega Geracao SA (a)	47,000	301
		703
		38,485
Canada (1.6%):

Energy (0.3%):
Parex Resources, Inc. (a)	144,302	2,224

Materials (1.3%):
First Quantum Minerals Ltd.	450,329	9,381
		11,605
Chile (0.3%):

Financials (0.3%):
Banco de Chile	19,988,545	1,955

China (24.0%):

Communication Services (5.3%):
Baidu, Inc., ADR (a)	20,857	3,275
NetEase, Inc., ADR	83,364	8,121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tencent Holdings Ltd.	433,863	$26,798
		38,194
Consumer Discretionary (5.0%):
Alibaba Group Holding Ltd., ADR (a)	108,583	18,132
China Harmony Auto Holding Ltd.	681,500	384
Fuyao Glass Industry Group Co. Ltd. Class H (b)	360,000	2,215
Gree Electric Appliances, Inc. Class A	305,100	1,941
JD.com, Inc., ADR (a)	64,477	5,065
Jiumaojiu International Holdings Ltd. (b)	704,000	2,363
JNBY Design Ltd.	192,500	457
Meituan Class B (a)(b)	91,600	2,929
Q Technology Group Co. Ltd.	259,000	455
Tianneng Power International Ltd. (c)	208,000	278
Topsports International Holdings Ltd. (b)	1,396,000	1,841
		36,060
Consumer Staples (1.3%):
By-health Co. Ltd. Class A	391,800	1,524
China Feihe Ltd. (b)	837,000	1,513
China Modern Dairy Holdings Ltd. (c)	1,841,000	369
Hengan International Group Co. Ltd. (c)	455,000	2,635
Wuliangye Yibin Co. Ltd. Class A	117,800	3,684
		9,725
Energy (0.8%):
China Oilfield Services Ltd. Class H	2,202,000	1,913
China Shenhua Energy Co. Ltd. Class H	1,768,000	3,909
		5,822
Financials (3.9%):
China Construction Bank Corp. Class H	7,595,000	5,473
China Merchants Bank Co. Ltd. Class H	1,257,500	10,372
Ping An Insurance Group Co. of China Ltd.	1,134,500	8,785
Postal Savings Bank of China Co. Ltd. Class H (b)	5,025,000	3,620
		28,250
Health Care (1.6%):
China Animal Healthcare Ltd. (a)(d)(e)	1,673,000	—
China Medical System Holdings Ltd.	207,000	407
Hygeia Healthcare Holdings Co. Ltd. (b)	239,400	1,858
Pharmaron Beijing Co. Ltd. Class H (b)	100,100	2,221
Sinopharm Group Co. Ltd. Class H	1,114,399	2,868
Wuxi Biologics Cayman, Inc. (a)(b)	263,931	4,086
		11,440
Industrials (1.9%):
Airtac International Group	156,000	4,749
China Lesso Group Holdings Ltd.	326,000	698
COSCO SHIPPING Holdings Co. Ltd. Class H (a)(c)	2,070,900	3,909
Luxshare Precision Industry Co. Ltd. Class A	330,300	1,728
Zhejiang Expressway Co. Ltd. Class H	480,000	421
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,634,000	2,510
		14,015
Information Technology (1.5%):
Chinasoft International Ltd.	2,544,000	4,312
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,106,050	1,914
Xiaomi Corp. Class B (a)(b)	929,400	2,996
Yonyou Network Technology Co. Ltd. Class A	393,600	2,043
		11,265
Materials (1.6%):
Anhui Conch Cement Co. Ltd. Class H	535,500	2,898
China Hongqiao Group Ltd.	2,221,000	3,294
China Molybdenum Co. Ltd. Class H	3,279,000	2,558

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wanhua Chemical Group Co. Ltd. Class A	192,700	$3,177
		11,927
Real Estate (0.7%):
China Vanke Co. Ltd. Class H	735,200	1,984
KWG Living Group Holdings Ltd.	481,000	403
Shimao Services Holdings Ltd. (b)	910,728	2,134
Times Neighborhood Holdings Ltd. (c)	430,806	271
		4,792
Utilities (0.4%):
China Longyuan Power Group Corp. Ltd. Class H	1,184,000	2,413
China Tian Lun Gas Holdings Ltd. (c)	406,000	416
		2,829
		174,319
Colombia (0.6%):

Financials (0.6%):
Bancolombia SA, ADR	128,169	4,262

Egypt (0.4%):

Communication Services (0.1%):
Telecom Egypt Co.	488,956	461

Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR (a)	764,210	2,221
		2,682
Greece (0.7%):

Financials (0.4%):
National Bank of Greece SA (a)	872,294	2,637

Industrials (0.3%):
Mytilineos SA	115,795	2,173

Utilities (0.0%):(f)
Terna Energy SA	29,767	426
		5,236
Hong Kong (3.3%):

Communication Services (0.1%):
NetDragon Websoft Holdings Ltd.	140,000	313

Consumer Discretionary (1.7%):
Bosideng International Holdings Ltd. (c)	3,276,000	2,675
JS Global Lifestyle Co. Ltd. (b)	901,500	2,264
Techtronic Industries Co. Ltd.	346,500	7,669
		12,608
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	892,500	2,701
Far East Horizon Ltd.	278,000	316
		3,017
Health Care (0.0%):(f)
The United Laboratories International Holdings Ltd.	446,000	301

Industrials (0.5%):
Pacific Basin Shipping Ltd.	5,648,000	3,077
Sinotruk Hong Kong Ltd.	171,000	337
		3,414
Information Technology (0.3%):
ASM Pacific Technology Ltd.	190,000	2,259
GCL-Poly Energy Holdings Ltd. (a)(c)(d)	874,000	130
		2,389

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Nine Dragons Paper Holdings Ltd.	335,000	$458

Real Estate (0.1%):
China Overseas Grand Oceans Group Ltd.	1,093,000	726

Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	674,000	374
China Water Affairs Group Ltd.	520,000	519
		893
		24,119
Hungary (0.7%):

Financials (0.6%):
OTP Bank Nyrt (a)	72,244	4,369

Health Care (0.1%):
Richter Gedeon Nyrt	19,106	574
		4,943
India (11.1%):

Consumer Discretionary (1.0%):
Apollo Tyres Ltd.	163,565	476
Bajaj Auto Ltd.	52,777	2,690
Balkrishna Industries Ltd.	88,117	2,765
Mahindra CIE Automotive Ltd. (a)	148,616	490
Orient Electric Ltd.	91,378	413
Welspun India Ltd.	355,422	617
		7,451
Consumer Staples (0.1%):
Emami Ltd.	55,882	456

Energy (1.0%):
Hindustan Petroleum Corp. Ltd.	1,031,533	3,761
Reliance Industries Ltd.	109,150	3,368
		7,129
Financials (3.6%):
Axis Bank Ltd. (a)	121,830	1,308
Axis Bank Ltd., GDR (a)	80,081	4,428
Canara Bank (a)	264,037	574
Cholamandalam Investment & Finance Co. Ltd.	349,180	2,645
Federal Bank Ltd.	2,102,332	2,332
ICICI Bank Ltd., ADR	579,518	11,370
Power Finance Corp. Ltd.	271,900	480
UTI Asset Management Co. Ltd.	180,117	2,945
		26,082
Health Care (1.4%):
Ajanta Pharma Ltd.	15,952	486
Apollo Hospitals Enterprise Ltd.	42,499	2,889
Divi's Laboratories Ltd.	46,663	3,304
Dr Reddy's Laboratories Ltd.	42,437	2,733
JB Chemicals & Pharmaceuticals Ltd.	17,569	409
Laurus Labs Ltd. (b)	69,389	633
		10,454
Industrials (0.3%):
Bharat Electronics Ltd.	201,201	514
Engineers India Ltd.	303,326	303
Graphite India Ltd.	44,157	386
Grindwell Norton Ltd.	23,747	419
KEI Industries Ltd.	59,967	625
		2,247

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.9%):
eClerx Services Ltd.	36,659	$1,135
Infosys Ltd., ADR	374,152	8,912
Mindtree Ltd.	23,346	1,158
Tata Consultancy Services Ltd.	50,325	2,605
		13,810
Materials (1.5%):
Birla Corp. Ltd. (a)	38,843	719
Coromandel International Ltd.	56,106	609
Dalmia Bharat Ltd. (a)	87,485	2,630
Jindal Steel & Power Ltd. (a)	137,214	706
NMDC Ltd.	1,361,380	2,862
Tata Steel Ltd.	176,922	3,502
		11,028
Real Estate (0.1%):
Prestige Estates Projects Ltd. (a)	110,609	533

Utilities (0.2%):
CESC Ltd.	42,522	468
Gujarat Gas Ltd.	85,856	848
		1,316
		80,506
Indonesia (1.9%):

Communication Services (0.5%):
PT Media Nusantara Citra Tbk (a)	5,579,200	342
PT Telekomunikasi Indonesia Persero Tbk, ADR (c)	140,765	3,349
		3,691
Financials (1.3%):
PT Bank Mandiri Persero Tbk	6,859,790	2,933
PT Bank Negara Indonesia Persero Tbk	5,464,200	2,065
PT Bank Rakyat Indonesia Persero Tbk	16,319,064	4,489
		9,487
Real Estate (0.1%):
PT Puradelta Lestari Tbk	26,178,300	344
		13,522
Korea, Republic Of (16.7%):

Communication Services (1.7%):
AfreecaTV Co. Ltd.	6,809	898
LG Uplus Corp.	259,677	3,142
NAVER Corp.	11,821	4,477
NCSoft Corp.	5,262	2,993
Neowiz (a)	15,494	387
		11,897
Consumer Discretionary (1.0%):
Coway Co. Ltd.	5,106	345
Hanon Systems	129,479	1,834
Hyundai Mobis Co. Ltd.	15,717	3,752
SL Corp.	24,474	579
SNT Motiv Co. Ltd.	8,508	399
Youngone Corp.	11,329	406
		7,315
Consumer Staples (0.5%):
Cosmax, Inc. (a)	3,296	370
Dongwon F&B Co. Ltd.	1,977	353
KT&G Corp.	29,108	2,047
Maeil Dairies Co. Ltd.	8,807	554
		3,324

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (2.2%):
BNK Financial Group, Inc.	76,973	$514
DB Insurance Co. Ltd.	57,684	2,917
Hana Financial Group, Inc.	80,828	3,130
KIWOOM Securities Co. Ltd.	5,307	538
Samsung Securities Co. Ltd.	60,663	2,580
Shinhan Financial Group Co. Ltd.	89,779	2,991
Woori Financial Group, Inc.	366,759	3,549
		16,219
Health Care (1.0%):
Chong Kun Dang Pharmaceutical Corp.	2,595	288
Hugel, Inc. (a)	10,487	1,759
InBody Co. Ltd.	49,092	1,247
Osstem Implant Co. Ltd.	7,566	1,044
PharmaResearch Co. Ltd.	8,303	692
Samsung Biologics Co. Ltd. (a)(b)	2,778	2,310
		7,340
Industrials (1.7%):
CJ Corp.	20,608	1,800
DL E&C Co. Ltd. (a)	5,706	693
Hanwha Aerospace Co. Ltd.	67,853	2,970
Hyundai Engineering & Construction Co. Ltd.	62,731	2,995
Hyundai Glovis Co. Ltd.	2,687	448
LG Corp.	25,161	2,064
LX International Corp.	14,306	342
Samsung Engineering Co. Ltd. (a)	40,173	772
		12,084
Information Technology (8.0%):
LEENO Industrial, Inc.	444	68
LX Semicon Co. Ltd.	7,077	703
Partron Co. Ltd.	35,799	307
Samsung Electronics Co. Ltd.	637,048	42,062
Seoul Semiconductor Co. Ltd.	15,847	225
SFA Engineering Corp.	11,775	393
SK Hynix, Inc.	152,545	13,969
WONIK IPS Co. Ltd.	9,039	352
		58,079
Materials (0.6%):
Korea Petrochemical Ind Co. Ltd.	3,934	783
PI Advanced Materials Co. Ltd.	52,923	2,678
Poongsan Corp.	20,319	619
Soulbrain Co. Ltd.	2,197	535
		4,615
		120,873
Luxembourg (0.7%):

Materials (0.7%):
Ternium SA, ADR	89,567	4,871

Malaysia (0.9%):

Communication Services (0.1%):
Astro Malaysia Holdings Bhd	2,674,500	695

Consumer Discretionary (0.3%):
MR DIY Group M Bhd (b)	2,261,100	1,973

Financials (0.3%):
Public Bank Bhd	2,449,500	2,465

Information Technology (0.1%):
V.S. Industry Bhd	1,587,200	552

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
Eco World Development Group Bhd	3,406,400	$582

Utilities (0.0%):(f)
Mega First Corp. Bhd	456,100	390
		6,657
Mexico (4.6%):

Communication Services (0.6%):
America Movil SAB de CV, ADR	194,406	3,803
Megacable Holdings SAB de CV	91,904	320
		4,123
Consumer Discretionary (0.4%):
Alsea SAB de CV (a)(c)	962,119	1,881
Betterware de Mexico SAB de CV	27,642	1,169
		3,050
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV Class A (c)	1,220,800	2,156

Energy (0.1%):
Vista Oil & Gas SAB de CV, ADR (a)	131,150	606

Financials (1.4%):
Banco del Bajio SA (b)(c)	228,525	437
Grupo Financiero Banorte SAB de CV Class O	1,484,956	9,804
		10,241
Industrials (0.3%):
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	185,087	369
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)(c)	105,167	2,090
		2,459
Materials (1.1%):
Cemex SAB de CV, ADR (a)	453,727	3,720
Grupo Cementos de Chihuahua SAB de CV (c)	128,734	1,039
Grupo Mexico SAB de CV Class B	769,309	3,584
		8,343
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV (c)	1,126,230	2,107
Macquarie Mexico Real Estate Management SA de CV (b)	344,987	447
		2,554
		33,532
Netherlands (0.5%):

Communication Services (0.5%):
Yandex NV Class A (a)	48,613	3,738

Qatar (0.1%):

Energy (0.1%):
Qatar Gas Transport Co. Ltd.	469,533	399

Russian Federation (5.0%):

Communication Services (0.5%):
Mobile TeleSystems PJSC, ADR	395,878	3,714

Consumer Discretionary (0.4%):
Detsky Mir PJSC (b)	1,385,430	2,624

Energy (1.7%):
Gazprom PJSC	1,087,480	4,535
LUKOIL PJSC, ADR	70,919	6,067
Rosneft Oil Co. PJSC, GDR	279,346	2,015
		12,617

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (2.4%):
Moscow Exchange MICEX PJSC	153,080	$383
Sberbank of Russia PJSC, ADR	329,652	5,891
Sberbank of Russia PJSC	2,501,304	11,226
		17,500
		36,455
Saudi Arabia (0.6%):

Financials (0.5%):
The Saudi National Bank	243,850	3,952

Health Care (0.1%):
Mouwasat Medical Services Co.	9,067	474
		4,426
Singapore (0.4%):

Communication Services (0.4%):
Sea Ltd., ADR (a)	8,546	2,891

South Africa (3.1%):

Communication Services (0.7%):
MTN Group (a)	544,282	4,998

Consumer Discretionary (0.4%):
Mr Price Group Ltd.	27,504	412
The Foschini Group Ltd. (a)	242,151	2,493
		2,905
Energy (0.0%):(f)
Exxaro Resources Ltd.	39,936	508

Financials (1.2%):
Absa Group Ltd. (a)	261,431	2,833
Capitec Bank Holdings Ltd.	22,631	2,963
Standard Bank Group Ltd.	275,279	2,813
		8,609
Industrials (0.1%):
KAP Industrial Holdings Ltd. (a)	1,639,049	519

Materials (0.6%):
African Rainbow Minerals Ltd.	42,284	754
Impala Platinum Holdings Ltd.	237,061	3,634
		4,388
Real Estate (0.1%):
Redefine Properties Ltd. (a)	1,658,857	525
		22,452
Taiwan (11.4%):

Communication Services (0.0%):(f)
International Games System Co. Ltd.	16,000	383

Consumer Discretionary (0.3%):
Gourmet Master Co. Ltd.	91,000	481
KMC Kuei Meng International, Inc.	45,000	342
Makalot Industrial Co. Ltd.	54,127	465
Merida Industry Co. Ltd.	54,000	621
Taiwan Paiho Ltd.	125,000	378
		2,287
Financials (0.6%):
King's Town Bank Co. Ltd.	356,000	563
Yuanta Financial Holding Co. Ltd.	3,979,640	3,585
		4,148
Health Care (0.4%):
Ginko International Co. Ltd.	78,000	589

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pegavision Corp.	104,000	$2,242
		2,831
Industrials (0.5%):
Chicony Power Technology Co. Ltd.	191,000	472
Evergreen Marine Corp. Taiwan Ltd.	627,000	3,061
		3,533
Information Technology (9.1%):
ASE Technology Holding Co. Ltd.	488,000	2,247
ASE Technology Holding Co. Ltd., ADR (c)	398,479	3,694
AU Optronics Corp.	475,000	300
Chipbond Technology Corp.	290,000	803
Compal Electronics, Inc.	456,000	376
E Ink Holdings, Inc.	169,000	475
Elan Microelectronics Corp.	150,000	850
Elite Material Co. Ltd.	82,000	691
Gigabyte Technology Co. Ltd.	176,000	555
Hon Hai Precision Industry Co. Ltd., GDR	381,269	3,026
Hon Hai Precision Industry Co. Ltd.	788,000	3,147
Kinsus Interconnect Technology Corp.	73,000	527
Lite-On Technology Corp.	195,000	430
Macronix International Co. Ltd. (a)	277,000	401
MediaTek, Inc.	229,000	7,426
Parade Technologies Ltd.	15,000	944
Radiant Opto-Electronics Corp.	131,000	467
Silicon Motion Technology Corp., ADR	98,136	7,327
Simplo Technology Co. Ltd.	44,000	500
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,479	1,366
Taiwan Semiconductor Manufacturing Co. Ltd.	1,254,000	27,508
Tong Hsing Electronic Industries Ltd.	41,000	386
Walsin Technology Corp.	392,000	2,542
		65,988
Materials (0.5%):
Cheng Loong Corp.	384,000	498
China General Plastics Corp. (a)	531,000	754
Formosa Plastics Corp.	642,000	2,371
		3,623
		82,793
Thailand (1.7%):

Consumer Discretionary (0.0%):(f)
Sri Trang Agro-Industry PCL	354,100	417

Energy (0.4%):
PTT PCL	2,383,200	2,823

Financials (0.4%):
Thanachart Capital PCL	332,600	379
The Siam Commercial Bank PCL	848,200	2,798
		3,177

Health Care (0.1%):
Chularat Hospital PCL	3,685,000	423
Mega Lifesciences PCL	270,100	410
		833
Information Technology (0.1%):
Hana Microelectronics PCL Class R	239,700	524

Materials (0.3%):
The Siam Cement PCL (d)	170,100	2,248

Real Estate (0.4%):
AP Thailand PCL	8,490,300	2,212

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Origin Property PCL	1,583,500	$483
		2,695
		12,717
Turkey (1.4%):

Communication Services (0.4%):
Turk Telekomunikasyon A/S	3,004,581	2,684

Consumer Discretionary (0.1%):
Arcelik A/S	151,931	588

Consumer Staples (0.3%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	610,986	1,614
Coca-Cola Icecek A/S	78,338	827
		2,441
Industrials (0.3%):
Tekfen Holding A/S (c)	187,310	333
Turkiye Sise ve Cam Fabrikalari A/S	2,002,229	2,146
		2,479
Information Technology (0.2%):
Logo Yazilim Sanayi Ve Ticaret A/S	347,296	1,656

Utilities (0.1%):
Enerjisa Enerji A/S (b)	336,642	450
		10,298
United Arab Emirates (0.1%):

Real Estate (0.1%):
Emaar Development PJSC (a)	444,114	477

United Kingdom (1.0%):

Consumer Staples (0.4%):
Unilever PLC	57,925	3,224

Materials (0.6%):
Anglo American PLC	95,414	4,029
		7,253
Total Common Stocks (Cost $501,867)		711,466

Exchange-Traded Funds (0.1%)
United States (0.1%):

iShares MSCI Emerging Markets Small-Cap ETF	6,179	383

Total Exchange-Traded Funds (Cost $355)		383

Collateral for Securities Loaned^ (1.5%)
United States (1.5%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (g)	955,151	955
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	10,214,804	10,215
Total Collateral for Securities Loaned (Cost $11,170)		11,170

Total Investments (Cost $513,392) — 99.7%		723,019
Other assets in excess of liabilities — 0.3%		2,361
NET ASSETS - 100.00%		$725,380

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $38,914 (thousands) and amounted to 5.4% of net assets.
(c)	All or a portion of this security is on loan.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 0.3% of net assets.
(e)	Security was fair valued based using significant unobservable inputs as of August 31, 2021.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on August 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Metals & Mining (99.6%):
Agnico Eagle Mines Ltd.	431,673	$24,830
Alamos Gold, Inc. (a)	1,064,184	8,402
Aneka Tambang Tbk	27,567,500	4,620
AngloGold Ashanti Ltd. (a)	760,198	12,771
Argonaut Gold, Inc. (b)	655,200	1,636
B2Gold Corp.	5,459,170	21,118
Barrick Gold Corp.	2,673,456	53,656
Centamin PLC	4,216,310	5,749
Centerra Gold, Inc. (a)	1,499,019	11,206
Chalice Mining, Ltd. (b)	422,597	2,167
Cia de Minas Buenaventura SAA, ADR (b)	68,157	511
Coeur Mining, Inc. (b)	969,748	6,837
De Grey Mining, Ltd. (b)	1,771,859	1,555
Dundee Precious Metals, Inc. (a)	1,781,264	10,971
Eldorado Gold Corp. (a)(b)	640,839	5,620
Endeavour Mining PLC (a)(b)	544,418	13,305
Equinox Gold Corp. (b)	68,782	495
Evolution Mining Ltd.	4,178,674	11,950
Franco-Nevada Corp.	267,224	38,987
Gold Fields Ltd., ADR	1,606,199	15,227
Gold Resource Corp.	202,002	347
Gold Road Resources Ltd.	313,388	296
Golden Star Resources Ltd. (b)	464,607	1,171
Great Basin Gold Ltd. (b)(c)(d)	8,566,400	—	(e)
Great Basin Gold Ltd. (b)(c)(d)	6,500,000	—	(e)
Harmony Gold Mining Co. Ltd.	1,463,504	5,380
IAMGOLD Corp. (b)	1,265,194	3,011
IAMGOLD Corp. (b)	411,532	979
K92 Mining, Inc. (b)	232,830	1,364
Kinross Gold Corp.	3,928,329	23,649
Kirkland Lake Gold Ltd.	639,234	25,493
Koza Altin Isletmeleri A/S (a)(b)	298,319	3,713
Lundin Gold, Inc. (b)	78,200	712
McEwen Mining, Inc. (b)	494,100	568
Nautilus Minerals, Inc. (b)(c)(d)	5,757,622	—	(e)
New Gold, Inc. (a)(b)	1,183,000	1,425
Newcrest Mining Ltd.	1,259,625	22,793
Newmont Corp.	1,299,569	75,362
Northern Star Mining Corp. (b)(c)(d)	375,000	—
Northern Star Resources Ltd.	1,656,343	11,824
Novagold Resources, Inc. (a)(b)	421,400	3,043
OceanaGold Corp. (b)	3,283,648	6,143
Osisko Gold Royalties Ltd. (a)	303,400	3,706
Perseus Mining Ltd. (b)(c)	5,838,238	6,664
Polymetal International PLC	613,760	12,216
Polyus PJSC	62,088	11,197
Pretium Resources, Inc. (b)	558,375	5,662
Ramelius Resources Ltd.	5,473,285	6,165
Regis Resources Ltd.	2,733,555	4,938
Resolute Mining Ltd. (a)(b)	490,758	167
Royal Gold, Inc.	165,192	18,391
Sandstorm Gold Ltd. (b)	1,079,600	6,864
Seabridge Gold, Inc. (b)	95,100	1,711
Shandong Gold Mining Co. Ltd. Class H (a)(f)	1,656,200	2,679
Silver Lake Resources Ltd. (b)	4,268,850	4,293
SSR Mining, Inc.	803,122	13,404
St Barbara Ltd.	3,096,281	3,578
Torex Gold Resources, Inc. (a)(b)	946,862	10,583
Wesdome Gold Mines Ltd. (a)(b)	639,921	6,295

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wheaton Precious Metals Corp.	604,258	$27,236
Yamana Gold, Inc.	3,023,400	13,394
Yamana Gold, Inc. (a)	960,249	4,240
Zhaojin Mining Industry Co. Ltd. Class H (a)	2,609,000	2,134
Zijin Mining Group Co. Ltd. Class H	8,206,000	11,691
		616,094
Total Common Stocks (Cost $462,057)		616,094

Collateral for Securities Loaned^ (3.3%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	4,623,701	4,624
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	5,600,979	5,601
Invesco Government & Agency Portfolio, Institutional Shares, 0.03% (g)	10,000,000	10,000
Total Collateral for Securities Loaned (Cost $20,225)		20,225
Total Investments (Cost $482,282) — 102.9%		636,319
Liabilities in excess of other assets — (2.9)%		(17,835)
NET ASSETS - 100.00%		$618,484

At August 31, 2021, the Fund's investments in foreign securities were 83.0% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2021, illiquid securities were 1.1 of net assets.
(d)	Security was fair valued based using significant unobservable inputs as of August 31, 2021.
(e)	Rounds to less than $1 thousand.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $2,679 (thousands) and amounted to 0.4% of net assets.
(g)	Rate disclosed is the daily yield on August 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.1%)
Argentina (0.0%):(a)

Energy (0.0%):
YPF SA, ADR (b)	101,931	$531

Australia (4.7%):

Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	595,449	19,759
Lovisa Holdings Ltd.	226,325	3,244
PWR Holdings Ltd.	735,128	4,565
		27,568
Consumer Staples (0.1%):
Select Harvests Ltd.	402,288	2,553

Energy (0.1%):
Santos Ltd.	322,115	1,411

Financials (0.7%):
Australia & New Zealand Banking Group Ltd.	138,993	2,813
Macquarie Group Ltd.	155,062	18,816
National Australia Bank Ltd.	110,583	2,229
		23,858
Health Care (0.8%):
CSL Ltd.	98,770	22,460
Nanosonics Ltd. (b)	435,857	2,100
Sonic Healthcare Ltd.	74,724	2,365
		26,925
Industrials (0.3%):
Austal Ltd.	1,436,152	2,045
IPH Ltd.	420,261	2,877
Johns Lyng Group Ltd.	984,536	4,185
SmartGroup Corp. Ltd.	315,771	1,841
		10,948
Information Technology (0.1%):
Bravura Solutions Ltd.	722,992	1,594
Infomedia Ltd.	1,535,148	1,956
		3,550
Materials (1.1%):
Aurelia Metals Ltd.	4,303,133	1,117
BHP Group Ltd. (c)	796,625	26,352
Ramelius Resources Ltd.	3,600,830	4,041
Rio Tinto Ltd.	60,001	4,881
		36,391
Real Estate (0.6%):
Charter Hall Group	205,565	2,682
Scentre Group	6,174,232	12,839
Stockland	574,237	1,935
		17,456
		150,660
Austria (0.1%):

Financials (0.1%):
Erste Group Bank AG	75,144	3,000
Raiffeisen Bank International AG	63,825	1,530
		4,530

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Belgium (0.8%):

Consumer Staples (0.1%):
Anheuser-Busch InBev SA	30,540	$1,873

Financials (0.2%):
Ageas SA	74,961	3,746
KBC Group NV	24,294	2,041
		5,787
Information Technology (0.5%):
Melexis NV	141,886	16,772
		24,432
Brazil (0.4%):

Consumer Staples (0.1%):
Sendas Distribuidora SA	791,185	2,572

Energy (0.1%):
Petro Rio SA (b)	703,600	2,609

Financials (0.1%):
Banco Santander Brasil SA	469,000	3,805

Utilities (0.1%):
Cia de Saneamento Basico do Estado de Sao Paulo	301,962	2,110
Cia Energetica de Minas Gerais Preference Shares	774,300	2,023
		4,133
		13,119
Canada (1.7%):

Energy (0.4%):
ARC Resources Ltd.	179,720	1,284
Cameco Corp.	103,947	1,921
Ovintiv, Inc.	96,049	2,615
Parex Resources, Inc. (b)	198,465	3,058
Suncor Energy, Inc.	85,890	1,604
Tourmaline Oil Corp.	54,132	1,448
		11,930
Financials (0.5%):
Bank of Montreal	32,839	3,269
iA Financial Corp., Inc.	52,087	2,889
IGM Financial, Inc.	87,771	3,201
National Bank of Canada	57,878	4,594
Sun Life Financial, Inc.	71,446	3,679
		17,632
Industrials (0.2%):
Finning International, Inc.	73,577	1,915
Savaria Corp. (c)	174,865	2,944
TFI International, Inc.	22,448	2,537
		7,396
Information Technology (0.1%):
Quarterhill, Inc. (c)	1,098,659	2,351

Materials (0.5%):
Barrick Gold Corp.	184,035	3,700
First Quantum Minerals Ltd.	113,752	2,370
Kinross Gold Corp.	321,183	1,933
Nutrien Ltd.	32,798	1,994
Wesdome Gold Mines Ltd. (b)	288,239	2,836
West Fraser Timber Co. Ltd.	29,640	2,289
		15,122
		54,431

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
China (2.3%):

Communication Services (0.5%):
Tencent Holdings Ltd.	291,300	$17,992

Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd., ADR (b)	26,167	4,370
China Meidong Auto Holdings Ltd.	1,456,000	7,303
China Tourism Group Duty Free Corp. Ltd. Class A	47,872	1,693
Dongfeng Motor Group Co. Ltd. Class H	4,209,966	4,610
Haier Smart Home Co. Ltd. Class H	609,173	2,295
Li Ning Co. Ltd.	151,000	2,025
Zhongsheng Group Holdings Ltd.	536,500	4,486
		26,782
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp.	1,214,000	2,162

Financials (0.5%):
Bank of China Ltd. Class H	6,008,000	2,105
China Construction Bank Corp. Class H	2,681,000	1,932
China Merchants Bank Co. Ltd. Class H	845,000	6,969
Huatai Securities Co. Ltd. Class H (d)	1,648,000	2,364
New China Life Insurance Co. Ltd. Class H	639,500	1,883
		15,253
Health Care (0.1%):
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (c)	434,500	2,787

Industrials (0.1%):
China Railway Group Ltd. Class H	4,326,000	2,072
COSCO SHIPPING Holdings Co. Ltd. Class H (b)(c)	1,069,200	2,018
		4,090
Information Technology (0.1%):
Focus Media Information Technology Co. Ltd. Class A	1,940,838	2,162

Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	709,000	3,836
		75,064
Denmark (1.3%):

Consumer Discretionary (0.1%):
Pandora A/S	15,902	1,906
TCM Group A/S	93,642	2,402
		4,308
Consumer Staples (0.7%):
Carlsberg A/S Class B	18,743	3,274
Royal Unibrew A/S	138,572	17,905
		21,179
Energy (0.0%):(a)
The Drilling Co. of 1972 A/S (b)	5,660	208

Health Care (0.1%):
Novo Nordisk A/S Class B	43,865	4,392

Industrials (0.3%):
AP Moller - Maersk A/S Class B	1,427	4,066
INVISIO AB	188,153	3,928
Per Aarsleff Holding A/S	44,295	2,090
		10,084
Utilities (0.1%):
Orsted A/S (d)	14,212	2,260
		42,431
Finland (0.5%):

Health Care (0.2%):
Revenio Group Oyj	81,961	6,285

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Metso Outotec Oyj	273,836	$2,928

Information Technology (0.2%):
Nokia Oyj (b)	1,029,900	6,186
		15,399
France (8.2%):

Communication Services (0.2%):
Orange SA	363,270	4,129
Publicis Groupe SA	46,949	3,082
		7,211
Consumer Discretionary (2.1%):
Kering SA	2,046	1,630
La Francaise des Jeux SAEM (d)	343,610	17,779
LVMH Moet Hennessy Louis Vuitton SE	61,880	45,836
Renault SA (b)	70,591	2,627
		67,872
Energy (1.1%):
Gaztransport Et Technigaz SA	64,334	5,366
TotalEnergies SE	652,035	28,837
		34,203
Financials (0.9%):
Amundi SA (d)	19,502	1,845
AXA SA	323,129	9,077
BNP Paribas SA	166,354	10,537
SCOR SE	72,104	2,213
Societe Generale SA	175,951	5,537
		29,209
Health Care (0.4%):
Korian SA	1	—	(e)
Pharmagest Interactive	24,859	2,835
Sanofi	27,739	2,874
Sartorius Stedim Biotech	3,973	2,410
Vetoquinol SA	20,263	3,227
		11,346
Industrials (1.2%):
Cie de Saint-Gobain	184,492	13,373
Dassault Aviation SA	1,338	1,510
Rexel SA	168,116	3,519
Safran SA	101,853	12,775
Teleperformance	5,197	2,299
Thermador Groupe	43,233	4,805
		38,281
Information Technology (1.5%):
Capgemini SE	171,078	38,451
Esker SA	14,670	4,956
Lectra	104,275	4,367
MGI Digital Graphic Technology (b)	34,869	1,531
		49,305
Materials (0.6%):
Arkema SA	146,046	19,408

Utilities (0.2%):
Engie SA	477,803	6,846
		263,681
Germany (7.8%):

Communication Services (0.1%):
Deutsche Telekom AG	217,082	4,615

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.1%):
Ceconomy AG (b)	234,298	$1,098
Continental AG (b)	20,815	2,797
Daimler AG	68,963	5,817
HelloFresh SE (b)	23,374	2,523
Volkswagen AG Preference Shares	98,076	23,325
		35,560
Consumer Staples (0.0%):(a)
METRO AG	80,536	1,073

Energy (0.2%):
CropEnergies AG	180,221	2,178
VERBIO Vereinigte BioEnergie AG	83,545	5,069
		7,247
Financials (1.0%):
Allianz SE Registered Shares	117,144	27,498
Hannover Rueck SE	9,170	1,687
Muenchener Rueckversicherungs-Gesellschaft AG Class R	5,421	1,582
		30,767
Health Care (0.8%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	47,789	6,969
Fresenius SE & Co. KGaA	125,450	6,522
Merck KGaA	17,976	4,270
Nexus AG	86,370	7,144
		24,905
Industrials (1.9%):
2G Energy AG	29,918	3,166
Amadeus Fire AG	24,284	4,990
Cewe Stiftung & Co. KGaA	22,217	3,316
Deutsche Post AG Registered Shares	76,166	5,355
Dr Hoenle AG	61,613	3,493
Siemens AG Registered Shares	240,169	39,838
		60,158
Information Technology (2.0%):
Basler AG	43,029	7,479
Infineon Technologies AG	50,683	2,158
PVA TePla AG (b)	80,722	3,113
SAP SE	299,601	44,997
Secunet Security Networks AG	12,649	7,037
		64,784
Materials (0.1%):
Covestro AG (d)	26,304	1,704
HeidelbergCement AG	17,780	1,542
		3,246
Real Estate (0.5%):
alstria office REIT-AG	85,568	1,743
LEG Immobilien SE	14,290	2,279
Vonovia SE	185,225	12,503
		16,525
Utilities (0.1%):
E.ON SE	270,046	3,562
		252,442
Hong Kong (2.5%):

Communication Services (0.1%):
NetDragon Websoft Holdings Ltd.	868,000	1,941

Consumer Discretionary (0.1%):
Xinyi Glass Holdings Ltd.	708,000	2,975

Consumer Staples (0.1%):
Vinda International Holdings Ltd.	558,000	1,645

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
WH Group Ltd. (d)	2,105,500	$1,826
		3,471
Energy (0.1%):
Kunlun Energy Co. Ltd.	2,472,000	2,614

Financials (1.0%):
AIA Group Ltd.	2,656,800	31,725
BOC Hong Kong Holdings Ltd.	586,500	1,775
		33,500
Information Technology (0.1%):
Lenovo Group Ltd.	4,300,000	4,743

Real Estate (1.0%):
CK Asset Holdings Ltd.	4,699,150	30,602
Sun Hung Kai Properties Ltd.	127,500	1,799
		32,401
		81,645
Hungary (0.1%):

Financials (0.1%):
OTP Bank Nyrt (b)	65,071	3,936

India (0.8%):

Communication Services (0.0%):(a)
Zee Entertainment Enterprises Ltd.	523,829	1,229

Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	1,642,606	2,704
Reliance Industries Ltd.	115,555	3,566
		6,270
Financials (0.2%):
Canara Bank (b)	1,704,075	3,702
Muthoot Finance Ltd.	126,384	2,616
		6,318

Health Care (0.1%):
Cadila Healthcare Ltd.	222,729	1,689

Information Technology (0.1%):
Infosys Ltd.	178,297	4,162

Materials (0.1%):
UPL Ltd.	173,412	1,756

Utilities (0.1%):
NTPC Ltd.	240,661	381
Power Grid Corp. of India Ltd.	954,000	2,288
		2,669
		24,093
Indonesia (0.2%):

Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	26,750,600	2,513

Financials (0.1%):
PT Bank Mandiri Persero Tbk	8,057,729	3,445
		5,958
Ireland (0.5%):

Financials (0.2%):
AIB Group PLC (b)	963,835	2,896
Bank of Ireland Group PLC (b)	564,298	3,531
		6,427

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
ICON PLC (b)	19,230	$4,919

Industrials (0.1%):
DCC PLC	40,043	3,403
		14,749
Israel (0.1%):

Consumer Discretionary (0.1%):
Maytronics Ltd.	134,933	3,097

Italy (4.0%):

Energy (0.8%):
Eni SpA	534,281	6,591
Saipem SpA (b)(c)	646,765	1,532
Snam SpA	2,951,519	17,449
		25,572
Financials (0.9%):
Assicurazioni Generali SpA	251,600	5,132
Banca Generali SpA (b)	346,589	15,411
BPER Banca	695,663	1,515
UniCredit SpA	488,229	6,087
		28,145
Health Care (0.9%):
El.En. SpA	524,064	8,071
Recordati Industria Chimica e Farmaceutica SpA	334,782	21,966
		30,037
Industrials (0.0%):(a)
Leonardo SpA (b)	211,769	1,724

Information Technology (0.4%):
Nexi SpA (b)(c)(d)	110,202	2,297
Sesa SpA (b)	46,805	9,335
		11,632
Utilities (1.0%):
ACEA SpA	95,035	2,269
Enel SpA	3,357,312	30,583
		32,852
		129,962
Japan (22.7%):

Communication Services (2.1%):
Akatsuki, Inc.	67,700	1,984
Amuse, Inc.	58,500	1,256
Capcom Co. Ltd.	631,400	17,586
DeNA Co. Ltd.	116,660	2,054
Fuji Media Holdings, Inc.	74,758	779
Gree, Inc.	316,945	1,869
Intage Holdings, Inc.	237,800	3,290
Kakaku.com, Inc. (c)	560,800	17,452
KDDI Corp.	93,600	2,861
MarkLines Co. Ltd.	133,200	3,511
Nintendo Co. Ltd.	5,800	2,787
Nippon Telegraph & Telephone Corp.	86,500	2,305
Nippon Television Holdings, Inc.	143,984	1,536
SoftBank Group Corp.	18,500	1,043
ValueCommerce Co. Ltd.	123,000	5,025
ZIGExN Co. Ltd.	394,100	1,522
		66,860

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (3.7%):
Arcland Service Holdings Co. Ltd.	120,000	$2,415
Benesse Holdings, Inc.	9,499	205
Honda Motor Co. Ltd.	306,892	9,290
IBJ, Inc.	208,400	1,846
Isuzu Motors Ltd.	389,834	4,929
Mitsubishi Motors Corp. (b)	349,274	892
Nikon Corp.	236,055	2,481
Nissan Motor Co. Ltd. (b)	701,413	3,680
Shimamura Co. Ltd.	38,228	3,370
Shoei Co. Ltd.	112,100	4,920
Sony Group Corp.	105,900	10,951
The Furukawa Battery Co. Ltd. (c)	188,500	2,763
Toyo Tire Corp.	104,500	1,857
Toyota Motor Corp.	615,900	53,648
ZOZO, Inc.	461,500	17,602
		120,849
Consumer Staples (1.3%):
Ajinomoto Co., Inc.	83,400	2,459
Asahi Group Holdings Ltd.	57,700	2,683
Create SD Holdings Co. Ltd.	85,700	3,023
G-7 Holdings, Inc.	65,600	2,369
Retail Partners Co. Ltd. (c)	189,300	2,047
Rock Field Co. Ltd. (c)	104,800	1,469
Seven & i Holdings Co. Ltd.	45,700	1,995
Soiken Holdings, Inc. (c)	700,900	2,289
Toyo Suisan Kaisha Ltd.	500,000	20,724
Transaction Co. Ltd. (c)	274,300	2,702
		41,760
Energy (0.1%):
Inpex Corp.	494,214	3,396

Financials (2.6%):
Dai-ichi Life Holdings, Inc.	225,293	4,459
JAFCO Group Co. Ltd.	136,400	8,239
Mitsubishi UFJ Financial Group, Inc.	4,519,712	24,525
Mizuho Financial Group, Inc.	202,650	2,840
Nomura Holdings, Inc.	661,694	3,196
ORIX Corp.	216,200	4,034
Resona Holdings, Inc.	1,260,786	4,876
Sumitomo Mitsui Financial Group, Inc.	260,294	8,986
Sumitomo Mitsui Trust Holdings, Inc.	138,597	4,528
T&D Holdings, Inc.	462,563	5,630
Tokio Marine Holdings, Inc.	295,800	14,475
		85,788
Health Care (2.5%):
Alfresa Holdings Corp.	117,890	1,866
Astellas Pharma, Inc.	114,700	1,933
BML, Inc.	71,400	2,884
Eisai Co. Ltd.	24,026	1,982
Hoya Corp.	246,400	39,795
Japan Lifeline Co. Ltd.	180,000	2,162
Japan Medical Dynamic Marketing, Inc.	131,500	2,743
Ono Pharmaceutical Co. Ltd.	163,680	3,930
Shionogi & Co. Ltd.	279,182	17,544
Takeda Pharmaceutical Co. Ltd.	171,951	5,724
		80,563
Industrials (5.5%):
AGC, Inc.	45,100	2,179
Altech Corp.	120,500	2,111
Anest Iwata Corp. (c)	110,000	1,019
BeNext-Yumeshin Group Co.	220,118	2,396
Chiyoda Corp. (b)(c)	145,951	494

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chudenko Corp. (c)	114,900	$2,387
CTI Engineering Co. Ltd.	119,900	2,686
Dai-Dan Co. Ltd. (c)	97,800	2,402
Denyo Co. Ltd.	172,500	3,215
en Japan, Inc.	329,400	11,128
Fuji Corp.	108,100	2,799
Fuji Electric Co. Ltd.	652,200	28,219
Giken Ltd.	38,600	1,660
gremz, Inc.	176,500	4,477
Hino Motors Ltd.	436,682	3,779
ITOCHU Corp.	137,600	4,140
JAC Recruitment Co. Ltd.	120,200	1,952
Japan Airlines Co. Ltd. Class C (b)	184,740	3,936
JGC Holdings Corp.	271,038	2,274
Kamigumi Co. Ltd.	87,690	1,893
Komatsu Ltd.	69,700	1,696
Maeda Kosen Co. Ltd.	97,000	2,907
METAWATER Co. Ltd.	102,100	1,764
Mirait Holdings Corp. (c)	140,300	2,791
Mitsubishi Electric Corp.	135,400	1,851
Mitsubishi Heavy Industries Ltd.	57,408	1,517
Mitsui & Co. Ltd.	118,100	2,605
Nichireki Co. Ltd.	218,000	2,548
Nihon Flush Co. Ltd.	169,800	1,956
Nippon Yusen	299,500	24,088
NS Tool Co. Ltd.	189,900	2,436
OKUMA Corp.	197,000	9,423
Rheon Automatic Machinery Co. Ltd. (c)	154,400	2,086
Sanwa Holdings Corp.	1,143,000	15,182
Shinwa Co. Ltd. (c)	64,000	1,324
Sinko Industries Ltd.	149,800	2,973
S-Pool, Inc.	402,100	3,496
Sumitomo Heavy Industries Ltd.	71,070	1,859
THK Co. Ltd.	95,136	2,203
Tocalo Co. Ltd.	222,000	2,691
TOPPAN, Inc.	85,970	1,476
Weathernews, Inc.	45,400	2,383
Yamato Holdings Co. Ltd.	69,400	1,765
		178,166
Information Technology (3.4%):
Alps Alpine Co. Ltd.	148,390	1,555
Canon, Inc.	107,996	2,570
Comture Corp.	113,400	3,081
Cresco Ltd.	110,100	1,960
Digital Arts, Inc.	41,600	3,295
Double Standard, Inc.	40,500	2,925
Fixstars Corp.	209,800	1,491
Fujitsu Ltd.	177,904	32,754
Fukui Computer Holdings, Inc.	117,000	4,629
Future Corp.	148,500	3,305
Hitachi Ltd.	64,800	3,582
Kanematsu Electronics Ltd. (c)	56,700	1,980
Murata Manufacturing Co. Ltd.	25,900	2,135
NTT Data Corp.	116,900	2,104
Oracle Corp.	62,900	5,163
Poletowin Pitcrew Holdings, Inc.	177,500	1,772
SHIFT, Inc. (b)	31,600	7,205
Softcreate Holdings Corp.	126,900	3,571
TechMatrix Corp.	128,000	2,295
Tokyo Electron Ltd.	7,700	3,299
Ulvac, Inc.	304,400	16,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
V Technology Co. Ltd.	49,000	$2,016
		109,086
Materials (0.4%):
Hokuetsu Industries Co. Ltd. (c)	127,900	1,243
JCU Corp.	122,300	4,621
Rengo Co. Ltd.	172,300	1,405
Shin-Etsu Chemical Co. Ltd.	13,000	2,147
Taiheiyo Cement Corp.	89,500	2,050
Tosoh Corp.	99,700	1,810
		13,276
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	57,700	1,760
Mitsubishi Estate Co. Ltd.	277,846	4,351
Open House Co. Ltd.	43,000	2,089
Sumitomo Realty & Development Co. Ltd.	352,200	11,372
		19,572
Utilities (0.5%):
Chubu Electric Power Co., Inc.	1,187,200	14,358
Osaka Gas Co. Ltd.	91,700	1,719
		16,077
		735,393
Korea, Republic Of (1.4%):

Communication Services (0.2%):
KT Corp.	192,105	5,430
NAVER Corp.	5,442	2,061
		7,491
Consumer Discretionary (0.2%):
Coway Co. Ltd.	10,578	713
Hankook Tire & Technology Co. Ltd.	57,537	2,309
Kia Corp.	25,842	1,891
LG Electronics, Inc.	24,797	3,029
		7,942
Consumer Staples (0.1%):
E-MART, Inc.	12,398	1,911

Financials (0.4%):
Hana Financial Group, Inc.	57,131	2,213
KB Financial Group, Inc.	126,493	5,755
Shinhan Financial Group Co. Ltd.	144,082	4,800
		12,768
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	129,597	2,490

Information Technology (0.4%):
LG Innotek Co. Ltd.	26,728	4,941
Samsung Electronics Co. Ltd.	83,926	5,541
SK Hynix, Inc.	21,327	1,953
		12,435
		45,037
Luxembourg (0.3%):

Communication Services (0.1%):
RTL Group SA	45,115	2,803

Energy (0.0%):(a)
Tenaris SA	171,285	1,724

Health Care (0.1%):
Eurofins Scientific SE	24,839	3,524

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
ArcelorMittal SA	71,647	$2,403
		10,454
Malaysia (0.2%):

Communication Services (0.1%):
Telekom Malaysia Bhd	1,701,000	2,506

Financials (0.1%):
CIMB Group Holdings Bhd	1,611,605	1,905
RHB Bank Bhd	2,511,200	3,381
		5,286
		7,792
Mexico (0.2%):

Communication Services (0.2%):
America Movil SAB de CV, ADR	279,207	5,461

Consumer Staples (0.0%):(a)
Arca Continental SAB de CV	313,643	2,021
		7,482
Netherlands (4.1%):

Communication Services (0.6%):
Koninklijke KPN NV	5,060,277	16,208
VEON Ltd., ADR (b)	795,183	1,741
		17,949
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	140,507	4,740

Energy (0.4%):
Royal Dutch Shell PLC Class B	599,473	11,794

Financials (1.2%):
ABN AMRO Bank NV (b)(d)	317,615	4,425
ING Groep NV	2,222,498	30,654
NN Group NV	51,830	2,688
		37,767
Health Care (0.1%):
Pharming Group NV (b)(c)	1,546,697	1,663
QIAGEN NV (b)	35,525	1,965
		3,628
Industrials (0.8%):
PostNL NV (c)	308,122	1,612
SIF Holding NV (c)	160,874	3,074
Wolters Kluwer NV	193,247	22,221
		26,907
Information Technology (0.8%):
ASM International NV	47,342	18,366
ASML Holding NV	5,764	4,807
STMicroelectronics NV	92,682	4,128
		27,301
Materials (0.1%):
Akzo Nobel NV	14,821	1,826
		131,912
New Zealand (0.5%):

Consumer Staples (0.1%):
Scales Corp. Ltd.	625,798	2,209

Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	503,502	11,747

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Pushpay Holdings Ltd. (b)	2,575,878	$3,214
		17,170
Norway (1.2%):

Energy (0.3%):
Aker BP ASA	277,049	7,220
Equinor ASA	83,990	1,781
		9,001
Financials (0.5%):
SpareBank 1 SMN	1,190,504	17,090

Health Care (0.1%):
Medistim ASA	80,939	3,662

Information Technology (0.1%):
Bouvet ASA	429,770	3,164

Materials (0.2%):
Norsk Hydro ASA	767,020	5,297
		38,214
Russian Federation (0.4%):

Energy (0.3%):
Gazprom PJSC, ADR	511,413	4,245
LUKOIL PJSC, ADR	55,107	4,714
		8,959
Financials (0.1%):
Sberbank of Russia PJSC	596,540	2,677
Sberbank of Russia PJSC, ADR	131,361	2,348
		5,025
		13,984
Saudi Arabia (0.1%):

Health Care (0.1%):
Mouwasat Medical Services Co.	39,631	2,069

Singapore (0.3%):

Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd.	2,749,000	1,558

Consumer Staples (0.1%):
Wilmar International Ltd.	683,500	2,100

Financials (0.2%):
DBS Group Holdings Ltd.	107,700	2,388
iFAST Corp. Ltd.	600,200	3,742
		6,130
		9,788
South Africa (0.5%):

Communication Services (0.2%):
MTN Group (b)	308,953	2,837
Naspers Ltd. Class N	16,766	2,894
		5,731
Financials (0.1%):
Old Mutual Ltd.	2,302,032	2,435

Materials (0.2%):
Gold Fields Ltd.	206,510	1,962
Impala Platinum Holdings Ltd.	144,634	2,217

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kumba Iron Ore Ltd. (c)	68,621	$3,084
		7,263
		15,429
Spain (1.4%):

Communication Services (0.6%):
Telefonica SA	4,117,542	20,371

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	1,208,611	7,909
CaixaBank SA	1,802,456	5,599
		13,508
Health Care (0.1%):
Faes Farma SA	600,210	2,345

Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA (c)	75,154	2,029

Information Technology (0.1%):
Global Dominion Access SA (d)	667,551	3,547

Utilities (0.1%):
Acciona SA	11,539	1,876
EDP Renovaveis SA	96,325	2,559
		4,435
		46,235
Sweden (3.6%):

Consumer Discretionary (0.1%):
Boozt AB (b)(d)	114,228	2,331

Consumer Staples (0.1%):
Swedish Match AB	336,547	3,110

Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A	190,954	2,562

Health Care (1.0%):
BioGaia AB B Shares	45,423	2,660
Biotage AB	214,653	6,006
Cellavision AB	65,126	3,460
Probi AB	56,623	3,326
RaySearch Laboratories AB (b)	135,652	1,113
Sectra AB Class B (b)	62,144	6,283
SwedenCare AB	291,595	4,779
Xvivo Perfusion AB (b)	125,432	6,437
		34,064
Industrials (2.1%):
Atlas Copco AB Class B	550,963	31,913
BTS Group AB B Shares	122,226	5,650
CTT Systems AB	138,051	3,645
Eolus Vind AB Class B (c)	139,230	2,834
GARO AB	294,584	7,230
Hexatronic Group AB	327,818	9,923
Sandvik AB	75,789	1,935
SKF AB B Shares	95,013	2,427
Volvo AB Class B	116,711	2,643
		68,200
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson Class B	190,605	2,258

Materials (0.1%):
Boliden AB	75,528	2,637

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.0%):(a)
Fastighets AB Balder B Shares (b)	30,203	$2,162
		117,324
Switzerland (10.1%):

Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	17,602	1,943

Consumer Staples (2.7%):
Coca-Cola HBC AG	439,087	15,890
Nestle SA Registered Shares	569,421	71,923
		87,813
Financials (1.9%):
Julius Baer Group Ltd.	66,954	4,570
Partners Group Holding AG	12,846	22,780
Swiss Life Holding AG	10,381	5,412
UBS Group AG	1,787,814	29,828
		62,590
Health Care (3.3%):
Coltene Holding AG Registered Shares	26,804	3,868
Lonza Group AG Registered Shares	3,843	3,251
Novartis AG Registered Shares	386,471	35,751
Roche Holding AG	154,946	62,229
Sonova Holding AG	7,014	2,703
		107,802
Industrials (1.1%):
Adecco Group AG	475,567	26,459
Kardex Holding AG Registered Shares	12,654	3,384
Schweiter Technologies AG Class BR	1,883	2,891
Zehnder Group AG Registered Shares	26,839	2,902
		35,636
Information Technology (0.4%):
Landis+Gyr Group AG	43,425	3,321
Logitech International SA Class R (c)	48,476	4,964
u-blox Holding AG (b)	44,878	3,221
		11,506
Materials (0.6%):
Gurit Holding AG Class BR	2,381	4,921
Holcim Ltd.	168,698	9,614
Vetropack Holding AG	57,162	3,905
		18,440
		325,730
Taiwan (1.0%):

Financials (0.2%):
Chailease Holding Co. Ltd.	317,846	3,050
Fubon Financial Holding Co. Ltd.	1,203,000	3,685
Shin Kong Financial Holding Co. Ltd.	5,046,685	1,729
		8,464
Information Technology (0.8%):
Catcher Technology Co. Ltd.	502,732	3,024
Hon Hai Precision Industry Co. Ltd.	913,094	3,646
MediaTek, Inc.	56,000	1,816
Realtek Semiconductor Corp.	277,000	5,521
Taiwan Semiconductor Manufacturing Co. Ltd.	400,000	8,775
Yageo Corp.	111,000	1,911
		24,693
		33,157

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Thailand (0.2%):
Financials (0.2%):
Kasikornbank PCL	1,038,700	$3,955
Kasikornbank PCL	184,888	704
		4,659
Turkey (0.1%):

Communication Services (0.1%):
Turk Telekomunikasyon A/S	1,502,658	1,342
Turkcell Iletisim Hizmetleri A/S	1,125,320	2,228
		3,570
United Arab Emirates (0.0%):(a)

Real Estate (0.0%):
Emaar Development PJSC (b)	368,353	396

United Kingdom (13.8%):

Communication Services (1.1%):
4imprint Group PLC	80,861	3,191
BT Group PLC (b)	1,767,502	4,131
Frontier Developments PLC (b)(c)	72,473	2,807
ITV PLC (b)	8,964,155	14,284
Team17 Group PLC (b)	231,250	2,545
Vodafone Group PLC	1,303,309	2,189
WPP PLC	495,010	6,711
		35,858
Consumer Discretionary (1.4%):
AB Dynamics PLC	146,035	3,611
Barratt Developments PLC	242,389	2,465
Focusrite PLC	414,133	9,936
Kingfisher PLC	558,964	2,691
Marks & Spencer Group PLC (b)	667,068	1,649
MJ Gleeson PLC	217,664	2,489
Next PLC	155,989	16,961
Stellantis NV	209,447	4,189
		43,991
Consumer Staples (1.9%):
British American Tobacco PLC	48,315	1,812
Diageo PLC	629,680	30,265
Imperial Brands PLC	730,915	15,498
J Sainsbury PLC	1,105,517	4,620
Nichols PLC	66,792	1,209
Tate & Lyle PLC	182,357	1,771
Tesco PLC	988,885	3,471
Unilever PLC	43,152	2,402
		61,048
Energy (1.5%):
BP PLC	6,731,658	27,381
Cairn Energy PLC	597,108	1,581
Royal Dutch Shell PLC Class A	1,002,705	19,870
		48,832
Financials (1.8%):
3i Group PLC	239,465	4,403
Barclays PLC	996,191	2,525
Close Brothers Group PLC	575,264	12,188
CMC Markets PLC (d)	460,469	2,649
Intermediate Capital Group PLC	448,887	13,572
Legal & General Group PLC	4,660,790	17,310
Standard Chartered PLC	1,041,936	6,497
		59,144

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.8%):
Advanced Medical Solutions Group PLC	613,350	$2,246
AstraZeneca PLC	18,618	2,177
CVS Group PLC (b)	298,485	10,204
EKF Diagnostics Holdings PLC	1,989,087	2,239
Ergomed PLC (b)	192,616	3,867
Hikma Pharmaceuticals PLC	57,985	2,023
Tristel PLC	222,075	1,831
		24,587
Industrials (2.2%):
Ashtead Group PLC	328,853	25,703
Avon Protection PLC	93,933	2,433
Babcock International Group PLC (b)	513,892	2,566
BAE Systems PLC	1,086,864	8,490
Concentric AB	139,127	2,970
Ferguson PLC	13,657	1,974
Judges Scientific PLC	62,976	6,324
Porvair PLC	182,102	1,656
Renew Holdings PLC	318,137	3,354
Robert Walters PLC	328,150	3,159
Royal Mail PLC	278,619	1,897
SThree PLC	770,603	5,525
Volex PLC	665,724	3,801
		69,852
Information Technology (0.4%):
Aptitude Software Group PLC	350,141	3,350
GB Group PLC	262,773	3,247
Kainos Group PLC	270,035	7,281
		13,878
Materials (2.5%):
Anglo American PLC	318,361	13,444
Croda International PLC	217,225	27,340
Endeavour Mining PLC (b)(c)	51,948	1,269
Evraz PLC	945,008	7,685
Rio Tinto PLC	358,168	26,494
Treatt PLC	368,496	5,371
		81,603
Real Estate (0.2%):
Land Securities Group PLC	200,197	1,955
The British Land Co. PLC	301,599	2,203
Watkin Jones PLC	738,809	2,417
		6,575
Utilities (0.0%):(a)
Centrica PLC (b)	2,401,522	1,716
		447,084
Total Common Stocks (Cost $2,436,893)		3,173,039

Exchange-Traded Funds (0.5%)
United States (0.5%):

iShares Core MSCI EAFE ETF	52,496	4,029
iShares Core MSCI Emerging Markets ETF	50,943	3,265
iShares MSCI EAFE Small-Cap ETF	96,618	7,494
		14,788
Total Exchange-Traded Funds (Cost $14,515)		14,788

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03% (f)	14,249,079	$14,249
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	29,484,003	29,484
Total Collateral for Securities Loaned (Cost $43,733)		43,733

Total Investments (Cost $2,495,141) — 99.9%		3,231,560
Other assets in excess of liabilities — 0.1%		2,915
NET ASSETS - 100.00%		$3,234,475

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $43,027 (thousands) and amounted to 1.3% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on August 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (2.0%):

Consumer Discretionary (0.7%):
Aristocrat Leisure Ltd.	298,486	$9,905
Lovisa Holdings Ltd.	26,411	378
PWR Holdings Ltd.	69,861	434
		10,717
Energy (0.0%):(a)
Santos Ltd.	63,678	279

Financials (0.4%):
Australia & New Zealand Banking Group Ltd.	33,762	683
Macquarie Group Ltd.	46,073	5,591
National Australia Bank Ltd.	23,044	465
		6,739
Health Care (0.6%):
CSL Ltd.	40,902	9,301
Nanosonics Ltd. (b)	61,977	299
Sonic Healthcare Ltd.	15,043	476
		10,076
Industrials (0.1%):
Austal Ltd.	248,175	353
Johns Lyng Group Ltd.	97,070	413
		766
Materials (0.1%):
Ramelius Resources Ltd.	412,835	463
Rio Tinto Ltd.	14,666	1,193
		1,656
Real Estate (0.1%):
Charter Hall Group	39,201	512
Stockland	109,596	369
		881
		31,114
Austria (0.0%):(a)

Financials (0.0%):
Raiffeisen Bank International AG	9,274	222

Belgium (0.5%):

Consumer Staples (0.0%):(a)
Anheuser-Busch InBev SA	5,728	351

Financials (0.1%):
KBC Group NV	5,017	422

Information Technology (0.4%):
Melexis NV	54,771	6,474
		7,247
Bermuda (0.6%):

Financials (0.2%):
RenaissanceRe Holdings Ltd.	16,900	2,649

Industrials (0.4%):
Triton International Ltd.	133,553	7,308
		9,957
Brazil (0.4%):

Consumer Discretionary (0.1%):
Lojas Quero Quero SA	99,200	381

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Petrobras Distribuidora SA	238,500	$1,254
		1,635
Consumer Staples (0.0%):(a)
SLC Agricola SA	60,600	478

Industrials (0.1%):
Randon SA Implementos e Participacoes Preference Shares	172,800	387
SIMPAR SA	212,000	609
		996
Materials (0.2%):
Dexco SA	141,900	566
Vale SA	58,400	1,115
Vale SA, ADR	94,100	1,794
		3,475
		6,584
Canada (2.7%):

Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (b)	9,772	3,910

Energy (0.4%):
Parex Resources, Inc. (b)	382,742	5,898

Industrials (0.5%):
Canadian Pacific Railway Ltd.	106,561	7,323
Exco Technologies, Ltd.	32,741	264
Savaria Corp.	19,253	324
		7,911
Information Technology (1.1%):
Constellation Software, Inc.	7,755	13,145
Shopify, Inc. Class A (b)	2,249	3,429
		16,574
Materials (0.5%):
Kirkland Lake Gold Ltd.	182,997	7,298
Wesdome Gold Mines Ltd. (b)	60,276	593
		7,891
		42,184
Chile (0.0%):(a)

Financials (0.0%):
Banco de Chile	5,791,022	566

China (3.9%):

Communication Services (1.3%):
Baidu, Inc., ADR (b)	32,857	5,159
NetEase, Inc., ADR	13,640	1,329
Tencent Holdings Ltd.	232,200	14,342
		20,830
Consumer Discretionary (0.7%):
Alibaba Group Holding Ltd., ADR (b)	20,771	3,469
China Meidong Auto Holdings Ltd.	693,212	3,477
Fuyao Glass Industry Group Co. Ltd. Class H (c)	104,400	643
JD.com, Inc., ADR (b)	18,558	1,458
Jiumaojiu International Holdings Ltd. (c)	194,000	651
Meituan Class B (b)(c)	26,400	844
Topsports International Holdings Ltd. (c)	403,000	531
		11,073
Consumer Staples (0.4%):
By-health Co. Ltd. Class A	106,700	415
China Feihe Ltd. (c)	262,000	474

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Foshan Haitan Flavouring & Food Co. Ltd. Class A	364,416	$5,364
		6,253
Energy (0.0%):(a)
China Oilfield Services Ltd. Class H	646,000	561

Financials (0.7%):
China Merchants Bank Co. Ltd. Class H	212,000	1,749
Industrial & Commercial Bank of China Ltd. Class H	11,655,370	6,491
Ping An Insurance Group Co. of China Ltd.	96,000	743
Postal Savings Bank of China Co. Ltd. Class H (c)	1,494,000	1,076
		10,059
Health Care (0.2%):
Hygeia Healthcare Holdings Co. Ltd. (c)	69,400	538
Pharmaron Beijing Co. Ltd. Class H (c)	28,800	639
Wuxi Biologics Cayman, Inc. (b)(c)	81,500	1,262
		2,439
Industrials (0.2%):
Airtac International Group	19,000	578
COSCO SHIPPING Holdings Co. Ltd. Class H (b)(d)	594,750	1,123
Luxshare Precision Industry Co. Ltd. Class A	94,800	496
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	798,800	761
		2,958
Information Technology (0.2%):
Chinasoft International Ltd.	558,000	946
WUS Printed Circuit Kunshan Co. Ltd. Class A	320,430	555
Xiaomi Corp. Class B (b)(c)	269,400	868
Yonyou Network Technology Co. Ltd. Class A	106,575	553
		2,922
Materials (0.2%):
China Hongqiao Group Ltd.	658,500	977
China Molybdenum Co. Ltd. Class H	951,000	742
Wanhua Chemical Group Co. Ltd. Class A	55,300	911
		2,630
Real Estate (0.0%):(a)
Shimao Services Holdings Ltd. (c)	262,000	614

Utilities (0.0%):(a)
China Longyuan Power Group Corp. Ltd. Class H	346,000	705
		61,044
Denmark (0.7%):

Consumer Discretionary (0.0%):(a)
Pandora A/S	2,957	354
TCM Group A/S	9,036	232
		586
Consumer Staples (0.5%):
Carlsberg A/S Class B	4,076	712
Royal Unibrew A/S	59,719	7,716
		8,428
Health Care (0.1%):
Novo Nordisk A/S Class B	8,965	898

Industrials (0.1%):
AP Moller - Maersk A/S Class B	255	727
INVISIO AB	15,234	318
		1,045
Utilities (0.0%):(a)
Orsted A/S (c)	2,786	443
		11,400

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Finland (0.0%):(a)

Industrials (0.0%):
Metso Outotec Oyj	56,240	$601

France (2.5%):

Communication Services (0.0%):(a)
Publicis Groupe SA	9,132	600

Consumer Discretionary (0.5%):
Kering SA	388	309
La Francaise des Jeux SAEM (c)	111,610	5,775
LVMH Moet Hennessy Louis Vuitton SE	1,738	1,287
		7,371
Energy (0.4%):
Gaztransport Et Technigaz SA	60,361	5,034
TotalEnergies SE	17,019	753
		5,787
Financials (0.1%):
Amundi SA (c)	3,711	351
AXA SA	24,517	689
BNP Paribas SA	10,789	683
		1,723
Health Care (0.1%):
Pharmagest Interactive	2,628	300
Sanofi	6,938	719
Sartorius Stedim Biotech	803	487
Vetoquinol SA	2,414	384
		1,890
Industrials (0.6%):
Cie de Saint-Gobain	11,233	814
Safran SA	56,537	7,091
Teleperformance	1,202	532
Thermador Groupe	4,487	499
		8,936
Information Technology (0.1%):
Capgemini SE	3,588	806
Esker SA	2,648	895
Lectra	8,890	372
		2,073
Materials (0.7%):
Arkema SA	80,268	10,667
		39,047
Germany (1.5%):

Communication Services (0.1%):
Deutsche Telekom AG	44,171	939

Consumer Discretionary (0.7%):
HelloFresh SE (b)	4,226	456
Volkswagen AG Preference Shares	41,031	9,758
		10,214
Energy (0.0%):(a)
CropEnergies AG	21,667	262
VERBIO Vereinigte BioEnergie AG	7,088	430
		692
Financials (0.1%):
Allianz SE Registered Shares	2,861	672
Hannover Rueck SE	1,680	309

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG Class R	991	$289
		1,270
Health Care (0.1%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,750	401
Merck KGaA	3,631	863
Nexus AG	6,905	571
		1,835
Industrials (0.2%):
2G Energy AG	2,978	315
Amadeus Fire AG	1,977	406
Deutsche Post AG Registered Shares	15,074	1,060
Dr Hoenle AG	7,496	425
Siemens AG Registered Shares	2,888	479
		2,685
Information Technology (0.2%):
AIXTRON SE	13,296	384
Basler AG	4,173	725
Infineon Technologies AG	9,839	419
LPKF Laser & Electronics AG (d)	10,544	267
PVA TePla AG (b)	9,470	365
SAP SE	3,541	532
Secunet Security Networks AG	973	541
		3,233
Materials (0.0%):(a)
Covestro AG (c)	4,777	309
HeidelbergCement AG	3,616	314
		623
Real Estate (0.1%):
alstria office REIT-AG	14,222	290
LEG Immobilien SE	2,928	467
		757
Utilities (0.0%):(a)
E.ON SE	54,470	719
		22,967
Greece (0.1%):

Financials (0.0%):(a)
National Bank of Greece SA (b)	192,036	580

Industrials (0.1%):
Mytilineos SA	32,803	616
		1,196
Hong Kong (0.4%):

Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd.	938,000	766
JS Global Lifestyle Co. Ltd. (c)	259,000	650
Xinyi Glass Holdings Ltd.	127,813	537
		1,953
Consumer Staples (0.0%):(a)
WH Group Ltd. (c)	406,171	352

Financials (0.1%):
BOC Hong Kong Holdings Ltd.	357,773	1,083

Industrials (0.1%):
Pacific Basin Shipping Ltd.	1,622,000	884

Information Technology (0.1%):
ASM Pacific Technology Ltd.	54,500	648

Real Estate (0.0%):(a)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CK Asset Holdings Ltd.	45,817	$299
Sun Hung Kai Properties Ltd.	22,909	323
		622
		5,542
India (0.8%):

Consumer Discretionary (0.0%):(a)
Balkrishna Industries Ltd.	25,522	801

Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	250,372	913

Financials (0.1%):
Cholamandalam Investment & Finance Co. Ltd.	101,134	766
Federal Bank Ltd.	658,112	730
UTI Asset Management Co. Ltd.	38,296	626
		2,122
Health Care (0.2%):
Apollo Hospitals Enterprise Ltd.	12,278	835
Divi's Laboratories Ltd.	13,523	957
Dr Reddy's Laboratories Ltd.	12,298	792
		2,584
Information Technology (0.2%):
Infosys Ltd., ADR	110,830	2,640

Materials (0.2%):
Dalmia Bharat Ltd. (b)	25,344	762
NMDC Ltd.	378,551	796
Tata Steel Ltd.	51,272	1,015
		2,573
		11,633
Indonesia (0.6%):

Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk	38,596,138	9,212

Financials (0.0%):(a)
PT Bank Negara Indonesia Persero Tbk	1,584,000	599
		9,811
Ireland (1.5%):

Health Care (0.1%):
ICON PLC (b)	3,654	935

Industrials (1.4%):
DCC PLC	7,425	631
Eaton Corp. PLC	93,769	15,787
Johnson Controls International PLC	27,600	2,064
Trane Technologies PLC	17,343	3,443
		21,925
		22,860
Italy (2.2%):

Energy (0.5%):
Snam SpA	1,359,132	8,035

Financials (0.3%):
Banca Generali SpA (b)(d)	85,966	3,823

Health Care (0.7%):
El.En. SpA	55,528	855
Recordati Industria Chimica e Farmaceutica SpA	159,798	10,485
		11,340
Industrials (0.0%):(a)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Leonardo SpA (b)	40,447	$329

Information Technology (0.1%):
Nexi SpA (b)(c)	22,520	470
Sesa SpA (b)	4,257	849
		1,319
Utilities (0.6%):
ACEA SpA	18,754	448
Enel SpA (d)	1,028,363	9,367
		9,815
		34,661
Japan (6.2%):

Communication Services (1.1%):
Capcom Co. Ltd.	259,908	7,239
Kakaku.com, Inc. (d)	216,691	6,743
KDDI Corp.	20,649	631
Nintendo Co. Ltd.	1,176	565
Nippon Telegraph & Telephone Corp.	22,834	609
SoftBank Group Corp.	3,306	186
ValueCommerce Co. Ltd.	11,200	458
ZIGExN Co. Ltd.	71,700	277
		16,708
Consumer Discretionary (0.9%):
Arcland Service Holdings Co. Ltd.	13,900	280
Shoei Co. Ltd.	13,100	575
Sony Group Corp.	22,151	2,291
The Furukawa Battery Co. Ltd. (d)	18,300	268
Toyo Tire Corp.	20,009	355
Toyota Motor Corp.	14,600	1,272
ZOZO, Inc.	245,100	9,348
		14,389
Consumer Staples (0.5%):
Ajinomoto Co., Inc.	17,100	504
Asahi Group Holdings Ltd.	11,991	558
Create SD Holdings Co. Ltd.	6,300	222
Seven & i Holdings Co. Ltd. (d)	8,416	367
Toyo Suisan Kaisha Ltd.	138,349	5,734
		7,385
Financials (0.8%):
JAFCO Group Co. Ltd.	65,331	3,946
Mitsubishi UFJ Financial Group, Inc.	1,017,312	5,520
Mizuho Financial Group, Inc.	42,311	593
Nomura Holdings, Inc.	60,572	292
ORIX Corp.	49,174	918
Sumitomo Mitsui Financial Group, Inc.	15,775	545
		11,814
Health Care (0.6%):
Astellas Pharma, Inc.	21,700	366
BML, Inc.	10,700	432
Hoya Corp.	44,602	7,203
Japan Lifeline Co. Ltd.	20,800	250
Japan Medical Dynamic Marketing, Inc.	17,700	369
		8,620
Industrials (1.4%):
AGC, Inc.	8,100	391
Altech Corp.	14,900	261
Dai-Dan Co. Ltd.	10,500	258
Denyo Co. Ltd.	14,700	274
Fuji Electric Co. Ltd.	69,600	3,011

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
gremz, Inc.	15,200	$386
ITOCHU Corp.	30,209	909
JAC Recruitment Co. Ltd.	15,100	245
Komatsu Ltd.	13,100	319
Maeda Kosen Co. Ltd.	13,900	417
Mirait Holdings Corp.	16,400	326
Mitsubishi Electric Corp.	26,501	362
Mitsui & Co. Ltd.	26,720	589
Nippon Yusen	162,554	13,074
Rheon Automatic Machinery Co. Ltd.	22,400	303
S-Pool, Inc.	98,800	859
Yamato Holdings Co. Ltd.	13,261	337
		22,321
Information Technology (0.8%):
Canon, Inc.	16,300	388
Comture Corp.	14,400	391
Digital Arts, Inc.	3,700	293
Double Standard, Inc.	3,700	267
Fujitsu Ltd.	4,259	784
Fukui Computer Holdings, Inc.	14,900	589
Future Corp.	14,900	332
Hitachi Ltd.	13,345	738
Murata Manufacturing Co. Ltd.	5,041	416
NTT Data Corp.	24,061	433
SHIFT, Inc. (b)	3,000	684
Softcreate Holdings Corp.	11,200	315
TechMatrix Corp.	15,700	282
Tokyo Electron Ltd.	1,701	729
Ulvac, Inc.	107,182	5,774
V Technology Co. Ltd.	7,200	296
		12,711
Materials (0.1%):
Rengo Co. Ltd.	35,986	293
Shin-Etsu Chemical Co. Ltd.	2,243	371
Tosoh Corp.	19,482	354
		1,018
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd.	11,172	341
Open House Co. Ltd.	8,091	393
		734
Utilities (0.0%):(a)
Osaka Gas Co. Ltd.	18,837	353
		96,053
Korea, Republic Of (2.1%):

Communication Services (0.2%):
LG Uplus Corp.	78,675	952
NAVER Corp.	3,507	1,328
		2,280
Consumer Discretionary (0.0%):(a)
Hanon Systems	37,279	528

Financials (0.2%):
DB Insurance Co. Ltd.	12,609	638
Hana Financial Group, Inc.	25,584	991
Samsung Securities Co. Ltd.	16,707	710
Woori Financial Group, Inc.	105,302	1,019
		3,358
Health Care (0.1%):
Hugel, Inc. (b)	3,011	505

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
InBody Co. Ltd.	14,096	$358
Samsung Biologics Co. Ltd. (b)(c)	813	676
		1,539
Industrials (0.2%):
CJ Corp.	5,919	517
Hanwha Aerospace Co. Ltd.	22,074	966
Hyundai Engineering & Construction Co. Ltd.	17,990	859
LG Corp.	6,837	561
		2,903
Information Technology (1.3%):
Samsung Electronics Co. Ltd.	307,945	20,332
SK Hynix, Inc.	6,169	565
		20,897
Materials (0.1%):
PI Advanced Materials Co. Ltd.	15,369	778
		32,283
Luxembourg (0.2%):

Energy (0.0%):(a)
Tenaris SA	39,572	398

Health Care (0.1%):
Eurofins Scientific SE	5,020	712

Materials (0.1%):
ArcelorMittal SA	14,977	503
Ternium SA, ADR	25,967	1,412
		1,915
		3,025
Malaysia (0.1%):

Consumer Discretionary (0.0%):(a)
MR DIY Group M Bhd (c)	655,500	572

Financials (0.1%):
Public Bank Bhd	709,900	714
		1,286
Mexico (0.3%):

Consumer Discretionary (0.1%):
Alsea SAB de CV (b)	275,324	538
Betterware de Mexico SAB de CV	7,935	336
		874
Financials (0.1%):
Grupo Financiero Banorte SAB de CV Class O	148,503	980

Industrials (0.0%):(a)
Controladora Vuela Cia de Aviacion SAB de CV, ADR (b)	33,166	659

Materials (0.1%):
Cemex SAB de CV, ADR (b)	135,552	1,112

Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV	321,642	602
		4,227
Netherlands (1.0%):

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	27,990	944

Energy (0.0%):(a)
Frank's International NV (d)	103,464	298

Financials (0.1%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ING Groep NV	29,002	$400
NN Group NV (d)	9,978	518
		918
Health Care (0.0%):(a)
Pharming Group NV (b)(d)	255,818	275
QIAGEN NV (b)	7,146	395
		670
Industrials (0.0%):(a)
SIF Holding NV	15,077	288

Information Technology (0.8%):
ASM International NV	27,044	10,491
ASML Holding NV	1,145	955
STMicroelectronics NV	19,058	849
		12,295
Materials (0.0%):(a)
Akzo Nobel NV	2,692	332
		15,745
New Zealand (0.3%):

Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	209,576	4,889

Norway (0.5%):

Energy (0.3%):
Aker BP ASA	154,337	4,022
Equinor ASA	17,618	374
		4,396
Financials (0.2%):
SpareBank 1 SMN	235,493	3,380
		7,776
Russian Federation (0.3%):

Consumer Discretionary (0.1%):
Detsky Mir PJSC (c)	405,475	768

Energy (0.1%):
Gazprom PJSC	283,040	1,181
Rosneft Oil Co. PJSC, GDR	87,501	631
		1,812
Financials (0.1%):
Sberbank of Russia PJSC, ADR	95,533	1,707
		4,287
Saudi Arabia (0.1%):

Financials (0.1%):
The Saudi National Bank	70,444	1,142

Singapore (0.7%):

Communication Services (0.1%):
Sea Ltd., ADR (b)	2,509	849

Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd.	492,454	279

Consumer Staples (0.0%):(a)
Wilmar International Ltd.	143,929	442

Financials (0.6%):
DBS Group Holdings Ltd.	23,205	515
iFAST Corp. Ltd.	64,300	401

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	1,233,427	$9,055
		9,971
		11,541
South Africa (0.8%):

Communication Services (0.1%):
MTN Group (b)	158,148	1,452

Consumer Discretionary (0.5%):
Mr Price Group Ltd. (d)	527,233	7,899
The Foschini Group Ltd. (b)	70,187	723
		8,622
Financials (0.1%):
Absa Group Ltd. (b)	76,430	828
Capitec Bank Holdings Ltd.	6,293	824
		1,652
Materials (0.1%):
Impala Platinum Holdings Ltd.	61,371	941
		12,667
Spain (0.6%):

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	1,095,360	7,168

Industrials (0.0%):(a)
ACS Actividades de Construccion y Servicios SA	15,986	432

Information Technology (0.0%):(a)
Global Dominion Access SA (c)	57,640	306

Utilities (0.1%):
Acciona SA	2,096	341
EDP Renovaveis SA	19,307	513
		854
		8,760
Sweden (1.3%):

Consumer Discretionary (0.0%):(a)
Boozt AB (b)(c)	17,110	349

Consumer Staples (0.1%):
Swedish Match AB	73,978	683

Financials (0.0%):(a)
Skandinaviska Enskilda Banken AB Class A	37,662	505

Health Care (0.2%):
BioGaia AB B Shares	7,645	448
Biotage AB	15,338	429
Cellavision AB	5,705	303
Probi AB	5,745	337
Sectra AB Class B (b)	5,506	557
SwedenCare AB	31,721	520
Xvivo Perfusion AB (b)	9,235	474
		3,068
Industrials (1.0%):
Atlas Copco AB Class B	182,070	10,546
BTS Group AB B Shares	10,552	488
CTT Systems AB	15,739	416
Eolus Vind AB Class B (d)	18,355	374
GARO AB	27,790	682
Hexatronic Group AB	23,501	711
Sandvik AB	15,472	395
SKF AB B Shares	18,028	460

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Volvo AB Class B	23,672	$536
		14,608
Information Technology (0.0%):(a)
Telefonaktiebolaget LM Ericsson Class B	36,017	427

Materials (0.0%):(a)
Boliden AB	14,147	494

Real Estate (0.0%):(a)
Fastighets AB Balder B Shares (b)	5,463	391
		20,525
Switzerland (2.8%):

Consumer Discretionary (0.0%):(a)
Cie Financiere Richemont SA Registered Shares	3,509	387

Consumer Staples (0.1%):
Coca-Cola HBC AG	11,284	408
Nestle SA Registered Shares	11,365	1,436
		1,844
Financials (0.7%):
Julius Baer Group Ltd.	8,238	562
Partners Group Holding AG	4,974	8,820
Swiss Life Holding AG	2,288	1,193
UBS Group AG	24,080	402
		10,977
Health Care (1.3%):
Coltene Holding AG Registered Shares	4,194	605
Lonza Group AG Registered Shares	711	601
Novartis AG Registered Shares	14,449	1,337
Roche Holding AG	40,794	16,384
Sonova Holding AG	1,359	524
		19,451
Industrials (0.5%):
Adecco Group AG	120,809	6,721
Kardex Holding AG Registered Shares	1,367	366
		7,087
Information Technology (0.1%):
Landis+Gyr Group AG	5,534	424
Logitech International SA Class R (d)	9,600	983
u-blox Holding AG (b)	5,743	412
		1,819
Materials (0.1%):
Gurit Holding AG Class BR	233	482
Holcim Ltd.	7,858	448
Vetropack Holding AG	5,570	380
		1,310
		42,875
Taiwan (1.9%):

Financials (0.5%):
Cathay Financial Holding Co. Ltd.	3,308,000	7,104
Yuanta Financial Holding Co. Ltd.	1,153,000	1,039
		8,143
Health Care (0.0%):(a)
Pegavision Corp.	30,000	647

Industrials (0.0%):(a)
Evergreen Marine Corp. Taiwan Ltd.	134,000	654

Information Technology (1.3%):
ASE Technology Holding Co. Ltd.	141,000	649

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co. Ltd.	228,000	$911
Lite-On Technology Corp.	3,870,000	8,534
MediaTek, Inc.	43,000	1,394
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	7,919
Walsin Technology Corp.	112,000	726
		20,133
Materials (0.1%):
Formosa Plastics Corp.	184,000	680
		30,257
Thailand (0.1%):

Energy (0.1%):
PTT PCL	684,000	810

Financials (0.0%):(a)
The Siam Commercial Bank PCL	236,100	779

Real Estate (0.0%):(a)
AP Thailand PCL	2,262,000	589
		2,178
Turkey (0.1%):

Communication Services (0.0%):(a)
Turk Telekomunikasyon A/S	685,075	612

Consumer Staples (0.0%):(a)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	165,133	436

Industrials (0.1%):
Turkiye Sise ve Cam Fabrikalari A/S	574,870	616

Information Technology (0.0%):(a)
Logo Yazilim Sanayi Ve Ticaret A/S	102,264	488
		2,152
United Kingdom (5.2%):

Communication Services (0.3%):
4imprint Group PLC	6,897	272
ITV PLC (b)	2,573,680	4,101
Team17 Group PLC (b)	28,650	315
Vodafone Group PLC	286,116	481
		5,169
Consumer Discretionary (0.5%):
AB Dynamics PLC	18,021	446
Barratt Developments PLC	49,150	500
Focusrite PLC	42,801	1,027
MJ Gleeson PLC	29,314	335
Next PLC	47,460	5,160
Stellantis NV	44,401	888
		8,356
Consumer Staples (0.5%):
British American Tobacco PLC	10,238	384
Imperial Brands PLC	266,179	5,644
Nichols PLC	1,024	19
Tate & Lyle PLC	33,654	327
Tesco PLC	195,168	685
Unilever PLC	9,615	535
		7,594
Energy (0.1%):
BP PLC	177,393	722
Cairn Energy PLC	127,813	338
		1,060

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.7%):
3i Group PLC	47,712	$877
Barclays PLC	198,421	503
Close Brothers Group PLC	280,719	5,947
CMC Markets PLC (c)	45,163	260
Intermediate Capital Group PLC	99,804	3,017
Legal & General Group PLC	112,976	420
Standard Chartered PLC	55,796	348
		11,372
Health Care (0.1%):
AstraZeneca PLC	3,474	406
EKF Diagnostics Holdings PLC	291,709	328
Hikma Pharmaceuticals PLC	10,606	370
Tristel PLC (d)	56,437	466
		1,570
Industrials (1.0%):
Alpha Financial Markets Consulting PLC	49,436	241
Ashtead Group PLC	128,454	10,040
BAE Systems PLC	57,620	450
Concentric AB	13,990	299
Ferguson PLC	2,806	406
Robert Walters PLC	34,399	331
Royal Mail PLC	54,243	369
Sensata Technologies Holding PLC	30,500	1,805
SThree PLC	103,488	742
Volex PLC	61,981	354
		15,037
Information Technology (0.1%):
Aptitude Software Group PLC	41,195	394
GB Group PLC	24,928	308
Kainos Group PLC	22,249	600
		1,302
Materials (1.9%):
Anglo American PLC	60,595	2,559
Croda International PLC	100,820	12,689
Evraz PLC	483,449	3,932
Rio Tinto PLC	128,667	9,517
Treatt PLC	51,034	744
		29,441
		80,901
United States (53.4%):

Communication Services (4.9%):
Alphabet, Inc. Class C (b)	12,773	37,160
Alphabet, Inc. Class A (b)	800	2,315
EverQuote, Inc. Class A (b)	18,240	359
Facebook, Inc. Class A (b)	89,955	34,127
Snap, Inc. Class A (b)	39,142	2,979
		76,940
Consumer Discretionary (6.9%):
Airbnb, Inc. Class A (b)	16,178	2,507
Amazon.com, Inc. (b)	10,604	36,804
America's Car-Mart, Inc.	3,090	400
Bassett Furniture Industries, Inc.	20,519	441
BJ's Restaurants, Inc.	11,375	486
Burlington Stores, Inc. (b)	13,611	4,076
Century Communities, Inc.	11,691	820
Dollar Tree, Inc. (b)	18,400	1,666
General Motors Co. (b)	30,500	1,495
Johnson Outdoors, Inc. Class A	2,486	285

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Las Vegas Sands Corp. (b)	17,600	$785
Lazydays Holdings, Inc. (b)	14,859	365
LKQ Corp. (b)	41,200	2,171
M/I Homes, Inc.	10,999	708
McDonald's Corp.	81,284	19,302
Movado Group, Inc.	21,406	774
NIKE, Inc. Class B	23,659	3,898
PulteGroup, Inc.	210,265	11,325
Red Robin Gourmet Burgers, Inc.	9,510	233
Ross Stores, Inc.	104,790	12,407
Ruth's Hospitality Group, Inc. (b)	22,647	464
Sonos, Inc. (b)	8,601	342
Tesla, Inc. (b)	5,960	4,385
The Cheesecake Factory, Inc.	5,666	264
Vera Bradley, Inc. (b)	47,396	543
		106,946
Consumer Staples (3.3%):
Colgate-Palmolive Co.	143,591	11,193
Keurig Dr Pepper, Inc.	121,000	4,316
Lamb Weston Holdings, Inc.	22,100	1,440
Mondelez International, Inc. Class A	59,100	3,668
PepsiCo, Inc.	100,860	15,774
The Estee Lauder Cos., Inc.	45,104	15,357
		51,748
Energy (1.5%):
Cactus, Inc. Class A	130,322	4,888
Clean Energy Fuels Corp. (d)	51,930	412
ConocoPhillips	136,593	7,585
Enterprise Products Partners LP	93,900	2,090
Hess Corp.	17,500	1,203
Phillips 66	56,829	4,040
Pioneer Natural Resources Co.	10,000	1,497
Renewable Energy Group, Inc. (b)	8,463	410
RPC, Inc.	106,668	409
TETRA Technologies, Inc. (b)	131,240	425
Valero Energy Corp.	12,400	822
		23,781
Financials (6.8%):
Aflac, Inc.	42,800	2,426
Bank of America Corp.	371,886	15,526
Cboe Global Markets, Inc.	36,700	4,630
Citigroup, Inc.	25,200	1,812
Comerica, Inc.	58,300	4,309
Discover Financial Services	18,400	2,359
First Busey Corp.	31,277	741
Heritage Financial Corp.	18,372	468
JPMorgan Chase & Co.	116,087	18,568
KeyCorp	119,200	2,422
LPL Financial Holdings, Inc.	57,649	8,524
MSCI, Inc.	6,144	3,899
Old Second Bancorp, Inc.	42,102	495
S&P Global, Inc.	41,042	18,215
The PNC Financial Services Group, Inc.	37,588	7,183
The Progressive Corp.	95,518	9,202
Trean Insurance Group, Inc. (b)	20,399	208
U.S. Bancorp	63,400	3,639
Voya Financial, Inc.	22,700	1,475
		106,101
Health Care (7.9%):
AbbVie, Inc.	12,500	1,510

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Addus HomeCare Corp.	3,623	$326
Align Technology, Inc. (b)	5,709	4,048
Amedisys, Inc. (b)	19,672	3,609
Amgen, Inc.	45,921	10,357
Amneal Pharmaceuticals, Inc. (b)	88,456	499
Apollo Medical Holdings, Inc. (b)	6,343	481
BioLife Solutions, Inc. (b)	13,365	780
Cigna Corp.	14,400	3,048
Coherus Biosciences, Inc.	13,269	212
CryoLife, Inc.	13,167	345
CVS Health Corp.	157,001	13,563
Eli Lilly & Co.	55,893	14,437
Hill-Rom Holdings, Inc.	12,700	1,849
Humana, Inc.	9,400	3,811
IDEXX Laboratories, Inc. (b)	24,918	16,789
Johnson & Johnson	113,201	19,598
Lantheus Holdings, Inc.	10,797	285
LeMaitre Vascular, Inc.	13,427	760
Masimo Corp. (b)	11,407	3,097
Medtronic PLC	31,200	4,165
ModivCare, Inc. (b)	1,716	338
Orthofix Medical, Inc.	11,546	490
Pacira BioSciences, Inc.	5,111	303
Quest Diagnostics, Inc.	11,500	1,757
Retractable Technologies, Inc. (b)	27,512	354
TG Therapeutics, Inc. (b)	19,070	516
The Joint Corp. (b)	7,959	813
Thermo Fisher Scientific, Inc.	7,300	4,051
UnitedHealth Group, Inc.	5,400	2,248
Veeva Systems, Inc. Class A (b)	11,168	3,708
Vericel Corp. (b)	9,233	500
Zoetis, Inc.	17,343	3,548
		122,195
Industrials (2.6%):
3M Co.	7,287	1,419
Allied Motion Technologies, Inc.	17,481	604
Ameresco, Inc. Class A (b)	5,769	399
CIRCOR International, Inc. (b)	13,623	487
CoStar Group, Inc. (b)	39,100	3,313
Forward Air Corp.	3,258	287
Generac Holdings, Inc. (b)	9,657	4,220
Graham Corp.	19,564	235
Harsco Corp.	25,807	471
Honeywell International, Inc.	61,799	14,332
Hyster-Yale Materials Handling, Inc.	10,250	601
Insteel Industries, Inc.	17,424	645
L3Harris Technologies, Inc.	5,500	1,281
NN, Inc. (b)	77,087	419
Orion Group Holdings, Inc.	63,636	345
Parker-Hannifin Corp.	5,200	1,543
Preformed Line Products Co.	3,890	273
Raytheon Technologies Corp.	17,000	1,441
The Greenbrier Cos., Inc.	14,556	642
TPI Composites, Inc. (b)	12,935	469
Transcat, Inc.	14,168	960
U.S. Xpress Enterprises, Inc. Class A	33,841	296
Uber Technologies, Inc. (b)	83,163	3,255
Ultralife Corp.	35,057	287
Union Pacific Corp.	8,600	1,865
Willdan Group, Inc.	9,122	345
		40,434

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (16.7%):
Adobe, Inc. (b)	8,796	$5,838
Advanced Energy Industries, Inc.	2,697	243
Ambarella, Inc.	2,913	302
Apple, Inc.	347,055	52,693
Autodesk, Inc. (b)	8,955	2,777
Cadence Design Systems, Inc. (b)	17,878	2,923
Cisco Systems, Inc.	311,886	18,407
Diodes, Inc. (b)	3,819	370
EPAM Systems, Inc. (b)	9,038	5,719
ePlus, Inc.	7,668	830
Euronet Worldwide, Inc.	21,700	2,891
Fidelity National Information Services, Inc.	19,500	2,491
FleetCor Technologies, Inc. (b)	10,600	2,791
Fortinet, Inc. (b)	52,877	16,664
Grid Dynamics Holdings, Inc. (b)	29,721	796
Ichor Holdings Ltd. (b)	10,361	459
Iteris, Inc. (b)	59,796	341
Leidos Holdings, Inc.	14,200	1,393
Luna Innovations, Inc. (b)	58,836	634
Mastercard, Inc. Class A	47,634	16,492
Mesa Laboratories, Inc.	1,295	346
Microsoft Corp.	161,411	48,727
Napco Security Technologies, Inc. (b)	15,839	620
NVIDIA Corp.	136,423	30,538
Onto Innovation, Inc.	4,235	314
PAR Technology Corp. (d)	10,800	734
PayPal Holdings, Inc. (b)	23,552	6,799
Perficient, Inc. (b)	12,356	1,473
Rogers Corp.	1,471	312
ServiceNow, Inc. (b)	8,035	5,172
Texas Instruments, Inc.	83,467	15,935
The Trade Desk, Inc. Class A (b)	46,475	3,720
Twilio, Inc. Class A (b)	9,187	3,279
Ultra Clean Holdings, Inc.	13,455	622
Upland Software, Inc.	12,313	480
Visa, Inc. Class A	27,322	6,259
		260,384
Materials (0.4%):
Freeport-McMoRan, Inc.	29,500	1,074
Koppers Holdings, Inc. (b)	17,507	576
Sealed Air Corp.	62,400	3,808
		5,458
Real Estate (1.2%):
Host Hotels & Resorts, Inc. (b)	193,900	3,211
Prologis, Inc.	113,746	15,317
		18,528
Utilities (1.2%):
Exelon Corp.	61,200	3,000
FirstEnergy Corp.	35,600	1,384
MGE Energy, Inc.	129,167	10,403
Vistra Corp.	185,200	3,535
		18,322
		830,837
Total Common Stocks (Cost $1,106,203)		1,532,042

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	15,172	$1,165

Total Exchange-Traded Funds (Cost $1,160)		1,165

Collateral for Securities Loaned^ (0.4%)
United States (0.4%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	1,070,053	1,070
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	5,206,016	5,206
Total Collateral for Securities Loaned (Cost $6,276)		6,276

Total Investments (Cost $1,113,639) — 98.9%		1,539,483
Other assets in excess of liabilities — 1.1%		17,304
NET ASSETS - 100.00%		$1,556,787

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $19,421 (thousands) and amounted to 1.2% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rate disclosed is the daily yield on August 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
LP—Limited Partnership
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (3.2%)
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 1.08% (LIBOR01M+100bps), 5/20/30 (a)	$4,126	$4,163
Navient Student Loan Trust, Series 2014-1, Class A3, 0.59% (LIBOR01M+51bps), 6/25/31 (a)	2,168	2,121
Navient Student Loan Trust, Series 2016-2, Class A2, 1.13% (LIBOR01M+105bps), 6/25/65, Callable 3/25/33 @ 100 (a)(b)	324	324
Nelnet Student Loan Trust, Series 2006-3, Class B, 0.40% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	2,568	2,410
Nelnet Student Loan Trust, Series 2015-3, Class A2, 0.68% (LIBOR01M+60bps), 2/27/51, Callable 6/25/34 @ 100 (a)(b)	3,463	3,458
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 1/25/36 @ 100 (b)	3,367	3,521
SLM Student Loan Trust, Series 2006-4, Class B, 0.33% (LIBOR03M+20bps), 1/25/70, Callable 7/25/32 @ 100 (a)	3,754	3,569
SLM Student Loan Trust, Series 2013-6, Class A3, 0.73% (LIBOR01M+65bps), 6/25/55, Callable 8/25/29 @ 100 (a)	2,865	2,871
SunTrust Student Loan Trust, Series 2006-1A, Class B, 0.40% (LIBOR03M+27bps), 10/28/37, Callable 1/28/26 @ 100 (a)(b)	996	915
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	4,500	4,570
Total Asset-Backed Securities (Cost $27,848)		27,922

Municipal Bonds (5.7%)
Hawaii (0.0%):(c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	188	202

Kansas (0.4%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,376

Louisiana (0.6%):
State of Louisiana, GO, Series C-1, 0.84%, 6/1/25	5,000	5,028

Michigan (0.2%):
Michigan State Building Authority Revenue, Series II, 0.46%, 10/15/22	1,500	1,504

Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	3,060

Tennessee (0.3%):
State of Tennessee, GO, Series B, 1.73%, 11/1/32, Continuously Callable @100	2,400	2,427

Texas (2.9%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100	650	651
City of Abilene, GO
2.41%, 2/15/26	1,715	1,837
2.54%, 2/15/27	1,195	1,293
2.64%, 2/15/29	1,000	1,090
City of Houston Texas Combined Utility System Revenue
3.72%, 11/15/28	1,530	1,772
3.82%, 11/15/29, Continuously Callable @100	3,000	3,468
State of Texas, GO
1.61%, 10/1/22	1,585	1,609
2.53%, 10/1/31, Continuously Callable @100	3,500	3,803
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	2,002
Texas Public Finance Authority State of Texas, GO
Series C, 2.83%, 10/1/25	3,000	3,258
Series C, 3.01%, 10/1/26, Continuously Callable @100	4,000	4,353
		25,136

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia (1.0%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26	$1,370	$1,452
Series C, 2.40%, 8/1/27	1,475	1,575
Series C, 2.56%, 8/1/29	2,700	2,900
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	3,004
		8,931
Total Municipal Bonds (Cost $46,894)		49,664

U.S. Government Agency Mortgages (49.5%)
Federal Home Loan Mortgage Corporation
Series K019, Class A2, 2.27%, 3/25/22	2,055	2,068
Series K026, Class A1, 1.69%, 4/25/22	456	458
Series K720, Class A2, 2.72%, 6/25/22	3,993	4,038
Series K022, Class A2, 2.36%, 7/25/22	2,965	3,005
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,107
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,124
Series K029, Class A2, 3.32%, 2/25/23 (d)	3,000	3,108
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,256
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,669
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,199
Series K727, Class A2, 2.95%, 7/25/24	20,000	21,052
Series K052, Class A1, 2.60%, 1/25/25	2,096	2,155
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,222
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,407
Series K056, Class A1, 2.20%, 7/25/25	3,728	3,848
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,319
Series KC02, Class A2, 3.37%, 7/25/25	30,000	31,680
Series K051, Class A2, 3.31%, 9/25/25	10,000	10,929
Series K733, Class AM, 3.75%, 9/25/25	5,000	5,542
Series KIR1, Class A2, 2.85%, 3/25/26	7,709	8,312
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,343
Series K057, Class A2, 2.57%, 7/25/26	7,000	7,502
Series K061, Class A1, 3.01%, 8/25/26	1,710	1,792
Series 3987, Class A, 2.00%, 9/15/26	728	738
Series K059, Class A2, 3.12%, 9/25/26 (d)	4,500	4,949
Series K061, Class A2, 3.35%, 11/25/26 (d)	4,000	4,446
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,319
Series K067, Class A2, 3.19%, 7/25/27	9,274	10,311
Series K069, Class A2, 3.19%, 9/25/27 (d)	2,879	3,210
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,611
Series K080, Class A2, 3.93%, 7/25/28 (d)	15,000	17,523
3.00%, 3/1/32 - 6/1/42	12,248	12,957
3.50%, 10/1/33 - 8/1/48	9,773	10,461
4.00%, 10/1/33 - 8/1/48	9,212	9,842
5.50%, 12/1/35	272	313
Series 3134, Class FA, 0.40% (LIBOR01M+30bps), 3/15/36 (a)	510	511
Series 4023, Class PF, 0.65% (LIBOR01M+55bps), 10/15/41 (a)	541	544
4.50%, 9/1/48	1,694	1,831
Series K078, Class A2, 3.85%, 6/25/51	12,500	14,504
		254,205
Federal National Mortgage Association
2.42%, 11/1/22	19,173	19,399
2.50%, 4/1/23	8,265	8,432
Series M1, Class A2, 3.19%, 7/25/23 (d)	844	871
Series M7, Class AV2, 2.16%, 10/25/23	3,719	3,782
Series M13, Class A2, 2.80%, 6/25/25 (d)	2,249	2,387
3.00%, 2/1/27 - 2/1/50	9,916	10,449
Series M8, Class A2, 3.06%, 5/25/27 (d)	4,000	4,392
Series M12, Class A2, 3.18%, 6/25/27 (d)	5,743	6,338
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	3,420	3,476

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series 102, Class GA, 1.38%, 9/25/27	$766	$774
Series M4, Class A2, 3.15%, 3/25/28 (d)	2,734	3,035
Series M10, Class A2, 3.48%, 7/25/28 (d)	8,049	9,145
Series 29, Class FY, 0.38% (LIBOR01M+60bps), 4/25/35 - 8/25/37 (a)	1,685	1,688
5.00%, 12/1/35	418	476
5.50%, 11/1/37	166	192
6.00%, 5/1/38	232	262
4.00%, 8/1/39 - 2/1/50	20,654	22,137
3.50%, 1/1/42 - 2/1/50	28,039	29,824
		127,059
Government National Mortgage Association
6.00%, 8/15/22 - 12/15/38	6,602	7,688
8.00%, 12/20/22 - 9/15/30	282	316
4.50%, 4/20/24 - 1/15/41	14,599	16,361
7.00%, 5/15/27 - 7/15/32	896	1,014
7.50%, 2/15/28 - 11/15/31	182	204
6.50%, 5/15/28 - 8/20/34	1,891	2,184
6.75%, 5/15/28	6	6
5.50%, 4/20/33 - 6/15/39	10,329	11,972
5.00%, 5/20/33 - 2/15/39	2,990	3,302
4.00%, 7/15/40 - 11/20/40	3,034	3,347
		46,394
Total U.S. Government Agency Mortgages (Cost $400,724)		427,658

U.S. Treasury Obligations (37.0%)
U.S. Treasury Notes
2.88%, 11/15/21	10,000	10,057
2.00%, 2/15/22	3,000	3,026
0.13%, 5/31/22	14,000	14,006
2.13%, 6/30/22	20,000	20,341
1.88%, 7/31/22	10,000	10,164
1.63%, 8/31/22	20,000	20,307
2.00%, 11/30/22	11,000	11,259
1.38%, 6/30/23	5,000	5,109
0.13%, 9/15/23	6,000	5,989
0.25%, 11/15/23	5,000	5,000
2.13%, 11/30/23	22,000	22,923
2.00%, 6/30/24	20,000	20,920
0.38%, 8/15/24	5,000	4,996
1.88%, 8/31/24	10,000	10,440
2.25%, 11/15/24	5,000	5,287
2.13%, 11/30/24	4,000	4,214
2.50%, 1/31/25	7,000	7,476
2.00%, 2/15/25	4,000	4,205
2.13%, 5/15/25	4,500	4,758
0.25%, 7/31/25	6,000	5,918
0.25%, 8/31/25	12,000	11,824
0.25%, 10/31/25	20,000	19,667
1.38%, 8/31/26	7,000	7,206
1.63%, 10/31/26	7,000	7,293
1.13%, 2/29/28	15,000	15,110
1.25%, 4/30/28	5,000	5,069
1.25%, 5/31/28	10,000	10,131
1.25%, 6/30/28	16,000	16,197
1.00%, 7/31/28	3,000	2,985
2.38%, 5/15/29	10,000	10,911
0.88%, 11/15/30	7,000	6,766

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.63%, 5/15/31	$10,000	$10,309
Total U.S. Treasury Obligations (Cost $313,621)		319,863
Investment Companies (0.1%)
Federated Treasury Obligations Fund Institutional Shares, 0.35%(e)	898,648	899
Total Investment Companies (Cost $899)		899

Repurchase Agreements (4.3%)
Credit Agricole CIB NY, 0.05%, 9/1/21, purchased on 8/31/21, with a maturity date of 9/1/21, with a value of $37,000 (collateralized by U.S. Treasury Inflation Bond Index (f), 1.00%, due 2/15/48, with a value of $37,740)	37,000	37,000
Total Repurchase Agreements (Cost $37,000)		37,000
Total Investments (Cost $826,986) — 99.8%		863,006
Other assets in excess of liabilities — 0.2%		1,765
NET ASSETS - 100.00%		$864,771

(a)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2021.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2021, the fair value of these securities was $8,218 (thousands) and amounted to 1.0% of net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2021.
(e)	Rate disclosed is the daily yield on August 31, 2021.
(f)	U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	August 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

U.S. Treasury Obligations (56.4%)
U.S. Treasury Bills
0.03%, 9/9/21 (a)	$25,000	$25,001
0.03%, 9/16/21 (a)	25,000	24,999
0.04%, 9/23/21 (a)	25,000	25,000
0.04%, 10/14/21 (a)	25,000	24,999
0.05%, 10/26/21 (a)	25,000	24,998
0.04%, 11/26/21 (a)	25,000	24,998
0.04%, 12/16/21 (a)	25,000	24,997
0.04%, 12/30/21 (a)	25,000	24,995
0.04%, 1/13/22 (a)	25,000	24,995
0.04%, 2/10/22 (a)	25,000	24,994
0.04%, 2/24/22 (a)	25,000	24,994
Total U.S. Treasury Obligations (Cost $274,970)		274,970

Repurchase Agreements (43.5%)
Bank of America Corp., 0.05%, 9/1/21, purchased on 8/31/21, with a maturity date of 9/1/21, with a value of $197,000 (collateralized by U.S. Treasury Notes, 0.50% - 1.13%, due 8/31/27 - 2/15/31, with a value of $200,940)	197,000	197,000
Credit Agricole CIB NY, 0.05%, 9/1/21, purchased on 8/31/21, with a maturity date of 9/1/21, with a value of $15,000 (collateralized by U.S. Treasury Inflation Bond Index (b), 0.25%, due 2/15/50, with a value of $15,300)	15,000	15,000
Total Repurchase Agreements (Cost $212,000)		212,000
Total Investments (Cost $486,970) — 99.9%		486,970
Other assets in excess of liabilities — 0.1%		603
NET ASSETS - 100.00%		$487,573

(a)	Rate represents the effective yield at August 31, 2021.
(b)	U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.